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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-08495
                      (Investment Company Act file number)

                              GARTMORE MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
               (Address of principal executive offices) (Zip code)

                            ELIZABETH A. DAVIN, ESQ.
                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO  43215
                     (Name and address of agent for service)

Registrant's  telephone  number,  including  area  code:      (484) 530-1300

Date  of  fiscal  year  end:                                  OCTOBER  31,  2003

Date  of  reporting  period:                                  APRIL  30,  2003

     Form N-CSR is to be used by management investment companies to file reports with the Securities and Exchange Commission (the "Commission") not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "1940 Act"). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

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ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the 1940 Act (17 CFR 270.30e-1).

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SEMIANNUAL  REPORT
April  30,  2003

SECTOR  SERIES
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Health  Sciences  Fund
Gartmore  Global  Technology  and  Communications  Fund
Gartmore  Global  Utilities  Fund

LEADERSHIP  SERIES
Gartmore  Nationwide  Leaders  Fund
Gartmore  U.S.  Growth  Leaders  Fund
Gartmore  Worldwide  Leaders  Fund

INTERNATIONAL  SERIES
Gartmore  Emerging  Markets  Fund
Gartmore  International  Growth  Fund
Gartmore  International  Small  Cap  Growth  Fund

CONCEPT  SERIES
Gartmore  High  Yield  Bond  Fund
Gartmore  Millennium  Growth  Fund
Gartmore  Value  Opportunities  Fund
Gartmore  Micro  Cap  Equity  Fund

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GARTMORE  GLOBAL  INVESTMENTS
THE  NEXT  GENERATION  OF  ASSET  MANAGEMENT

At Gartmore Global Investments, we look beyond traditional approaches, offering sophisticated solutions designed not only to manage the heightened risks of today's markets but also to capitalize on them, delivering new sources of growth.

LEADING-EDGE  SKILLS  AND  RESOURCES

We are a global asset manager with nearly $70 billion1 under management and a professional staff on three continents. With our worldwide reach and deep experience in both alternative and traditional investments, we are uniquely positioned to pursue opportunities wherever they arise, in all market climates.

-    Alternative  investment  strategies:
     Solutions  for  every  need  and  market
     We offer a broadly diversified range of mutual funds, separate accounts and alternative investments, designed to help clients manage risk and make money, no matter which way markets move.

-    Time-tested  management  disciplines:
     Helping  to  ensure  that  the  best  ideas  rise  to  the  top
     Our disciplined investment process ensures that our clients benefit from our best thinking-by putting ideas and people into creative conflict through systematic checks and balances.

-    Progressive  approaches:
     Building portfolios for markets that don't stand still Our investment offerings are engineered to serve as building blocks within new asset allocation strategies adapted to today's market realities. We're committed to providing guidance and tools to help our clients incorporate these new approaches into their own investment strategies.

Gartmore  Global  investments  is  a  member  of  Gartmore  Group.

The following asset management affiliates of Nationwide do business under the trade name "Gartmore Group":

Gartmore  Capital  Management  Ltd3
Gartmore  Fund  Managers  Ltd3
Gartmore  Global  Partners2,3
Gartmore  Investment  Ltd3
Gartmore  Japan  Ltd3
Gartmore  Morley  Capital  Management,  Inc.2
Gartmore  Mutual  Fund  Capital  Trust2,4
NorthPointe  Capital  LLC2
Gartmore  SA  Capital  Trust2,4

Additional  information  can  be  found  online:
WWW.GARTMOREFUNDS.COM

1.   As  of  April  30,  2003.
2.   These  are  SEC-registered  investment advisers based in the United States.
3. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide.
4.   Together,  these  advisers  do  business  as  Gartmore  Global Investments.

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond." and the Family of Funds Diagram are service marks of Gartmore Global Investments, Inc. Nationwide is a registered service mark of Nationwide Mutual Insurance Company.

Securities  offered  through  Gartmore  Distribution Services,Inc., Member NASD.

This report is for the information of shareholders of Gartmore Funds. For more complete information, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send money.

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Look  BEYOND  with  Gartmore  Funds.

TAKING  DIVERSIFICATION  TO  THE  NEXT  LEVEL

CORE  Series
Broad market portfolios featuring growth, value and blend styles as well as balanced and fixed income funds designed to form the foundation of an asset allocation program.

INTERNATIONAL  Series
International growth and emerging markets portfolios designed to capture overseas investment opportunities.

SECTOR  Series
Global sector portfolios focused on specific industries, including financial services, health sciences, technology and utilities.

LEADERSHIP  Series
Concentrated stock portfolios specializing in major world markets that feature the best ideas of our global investment team.

CONCEPT  Series
Opportunistic portfolios that can vary significantly in style, market cap, risk and asset class.

     CONTENTS

  2  MESSAGE TO SHAREHOLDERS

  4  MARKET PERSPECTIVES

     SECTOR SERIES
  6  Gartmore Global Financial Services Fund
  8  Gartmore Global Health Sciences Fund
 10  Gartmore Global Technology and
     Communications Fund
 12  Gartmore Global Utilities Fund

     LEADERSHIP SERIES
 23  Gartmore Nationwide Leaders Fund
 25  Gartmore U.S. Growth Leaders Fund
 27  Gartmore Worldwide Leaders Fund

     INTERNATIONAL SERIES
 36  Gartmore Emerging Markets Fund
 41  Gartmore International Growth Fund
 46  Gartmore International Small Cap Growth Fund

     CONCEPT SERIES
 58  Gartmore High Yield Bond Fund
 62  Gartmore Millennium Growth Fund
 66  Gartmore Value Opportunities Fund
 71  Gartmore Micro Cap Equity Fund

 86  NOTES TO FINANCIAL STATEMENTS

+    ABOUT  PERFORMANCE
     The performance of the fund, as reflected on page 62, includes performance of its respective predecessor funds prior to reorganization. In addition, the performance of the Class A, Class B and Class C shares prior to such date has been restated for sales charges but not for fees applicable to such classes. The reorganization of the fund took place May 11, 1998. The predecessor to the Gartmore Millennium Growth Fund was the Financial
     Horizons Investment Trust Growth Fund. The Gartmore Mutual Funds were preceded by funds of the Nationwide Mutual Funds, and the Nationwide Investing Foundation or Nationwide Investing Foundation II. Inception-to-date class-specific total returns can be found in the Financial Highlights, which begin on page 79.

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MESSAGE  TO  SHAREHOLDERS
April  30,  2003

DEAR  FELLOW  SHAREHOLDERS,

The stock market's recent positive turn has provided some bright news in what has been a painful three-year cycle of negative returns and searing market volatility. We don't know when we'll see calmer days, but we're positioning ourselves to thrive amid any future market conditions.

Given the recent turbulent investment environment, a number of our competitors have been forced to significantly cut costs and valuable resources. While we've had to make challenging resource allocation decisions, we've avoided major cuts.

Gartmore Global Investments has prospered during the lengthy bear market with what we believe is a winning formula:

-    A  strong  investment  management  team  and  well-managed  processes
-    A  focus  on  delivering  enhanced  risk-adjusted  performance
-    A  diverse  product  line  designed to help meet our clients' varying needs
- A burgeoning distribution network geared to ensure that our asset-gathering initiatives succeed

This letter is dedicated to sharing with you Gartmore Global Investments' successes and ongoing strategies. Our success as a firm directly affects our ability to deliver quality products and services to you, the shareholders of the Gartmore Funds. The primary driver of our success is our employees, the firm's greatest single resource. By maintaining financial stability and continuing to grow our asset base and revenues, we can retain the best employees. Our people help to ensure that we continue to bring you quality mutual fund products and services.

RECENT  SUCCESSES

ATTRACTIVE STABLE-VALUE AND ASSET ALLOCATION FUNDS One product that has garnered a great deal of interest from investors, advisors and the press is our stable-value product, the Gartmore Morley Capital Accumulation Fund. This Fund's assets (all share classes) have grown from $142 million as of Oct. 31, 2002, to $411 million as of April 30, 2003, nearly a threefold increase. In view of the volatile equity markets and low bond yields, this product can offer lower volatility than that offered by many equity and fixed-income products.

In the immediate future, the Fed may cut interest rates to ensure that the economic recovery takes hold and to ward off deflation. However, in the long run, we believe interest rates will rise. In this environment, bond funds will likely face a loss in principal value. However, stable-value funds are designed to help preserve principal during periods of rising interest rates.

[PHOTO]

D.  BRUCE  JOHNSTON
President  and  CEO
Gartmore  Global  Investments

The past six months also have seen renewed investor interest in asset allocation, which has driven a surge in assets into the Gartmore Investor Destinations Funds, our series of five asset allocation funds. These Funds offer risk levels ranging from conservative to aggressive, and give investors a choice of well-diversified portfolios designed to provide the desired balance of risk and return.1

Upon achieving their three-year histories on March 31, 2003, the Gartmore Investor Destinations Funds were eligible for rating by Morningstar. The Funds received the following ratings:2

GARTMORE              MORNINGSTAR                          NUMBER OF
INVESTOR              RATING AS OF       MORNINGSTAR         FUNDS
DESTINATIONS           APRIL 30,          CATEGORY          IN EACH
FUND                      2003              NAME           CATEGORY
----------------------------------------------------------------------
Aggressive               *****        U.S. Large-Cap Growth        481
----------------------------------------------------------------------
Moderately Aggressive    *****        U.S. Large-Cap Growth        481
----------------------------------------------------------------------
Conservative             ****         Domestic Hybrid              396
----------------------------------------------------------------------
Moderately Conservative  ***          Domestic Hybrid              396
----------------------------------------------------------------------
Moderate                 **           Domestic Hybrid              396
----------------------------------------------------------------------

NOTE:  Morningstar  ratings  are  for the three-year period ended April 30, 2003

We continue to believe that asset allocation is one of the most important concepts for investors to consider as they pursue their investment objectives. Well-developed asset allocation plans can help match investors' goals and return expectations with their risk levels and financial objectives.

INVESTMENT  PERFORMANCE

Young Chin, Gartmore Global Investments' Global Chief Investment Officer-Equities, discusses investment highlights in his letter in the next section.

ONGOING  STRATEGIES  FOR  FUTURE  SUCCESSES

In  addition  to  our  relentless  focus  on  performance,  at  Gartmore  Global
Investments we also are concentrating on introducing new products and distributing them to a wider audience.

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2 SEMIANNUAL REPORT 2003

PRODUCT  DIVERSITY

We create and maintain a lineup of high-quality products that help meet investors' needs as market conditions change. This means developing both core (traditional) products and specialty, or more innovative, products.

CORE PRODUCTS such as the Gartmore Nationwide Fund and the Gartmore Growth Fund are managed to adhere closely to their style mandates. The intended result is performance in line with or slightly above that of their benchmarks and peers.

SPECIALTY PRODUCTS such as the Gartmore Global Health Sciences Fund (sector fund) and the Gartmore U.S. Growth Leaders Fund (focus fund) offer clients innovative ways to meet their investment objectives. Sector funds constrain their investment universe to one particular sector of the economy, while focus funds limit the number of stocks in a portfolio. We believe that sector funds can provide shareholders with greater diversification and the opportunity for potential outperformance. Focus funds add extra return potential to a portfolio, but they also come with greater risk.

In addition, Gartmore Global Investments recently has developed a number of innovative investment vehicles that are meant to appeal to both risk-averse and risk-tolerant investors. First, the Gartmore Nationwide Principal Protected Fund offers investors the ability to protect their principal while still participating in the equity market.3 The Fund seeks to provide investors with some of the upside earnings potential available in rising equity markets, but endeavors to provide a hedge against a falling equity marketplace.

Another specialty product is the Gartmore Long-Short Equity Plus Fund, designed to outperform the S&P 500 Index through hedging strategies.4 This fund employs a combination of long and short positions to obtain a market-neutral exposure. It attempts to deliver above-market returns by buying stocks that are likely to outperform their peers and shorting stocks that may underperform their peers.

DISTRIBUTION

Another key strength has been our expanded distribution capabilities. Broadening our channels has helped us offer our products to you in many ways through your trusted financial advisor. In addition, greater distribution can help grow assets and permit us greater leverage in negotiating with our service providers, which could result in lower fund family expenses.

To further enhance our distribution efforts, Wilson (Bill) Santos joined Gartmore Global Investments in January 2003 as Executive Vice President of Distribution reporting to me. Bill manages our retail distribution efforts, including sales, marketing and product development. He is well known in the asset management industry and brings with him a wealth of experience.

OUTLOOK

As investors ourselves, we know how disconcerting the market's poor performance and wild volatility can be. We thank you for placing your confidence in us and for allowing us to help you achieve your financial goals.

We remain focused on our three key themes-investment performance, product diversity and distribution. We will keep you updated on our progress in upcoming shareholder reports.

[SIGNATURE]
D.  BRUCE  JOHNSTON
President  and  CEO,  Gartmore  Global  Investments

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1. By investing in the Gartmore Investor Destinations Funds, you receive asset allocation services that you would not receive if you invested in the underlying funds directly. However, because you are investing indirectly in other funds through a Gartmore Investor Destinations Fund, you are paying a proportionate share of the applicable expenses of the underlying funds (including management fees, as well as the expenses of the Gartmore Investor Destinations Fund).

2. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics.

     Morningstar Rating is for the A share class only; other classes may have different performance characteristics. Fund ratings are subject to change monthly. Despite high ratings, the funds may have experienced periods of negative performance.

3. Purchases can only be made during the offering period. When the investment is held for the entire seven-year period, provided no shares are redeemed and all dividends and distributions are automatically reinvested, the fund will be worth at least the initial investment at the end of the offering period less any sales charges or redemptions and extraordinary expenses. Unless held in a tax-deferred account, U.S. income taxes are due yearly on the interest and dividends earned by the Fund's investments, even if you reinvest your dividends. If the investment is made through a retirement account, taxes on dividends will generally not be due until they are distributed from the account.

4. The Gartmore Long-Short Equity Plus Fund invests at least 80% of its net assets in long and short positions. The Fund's investment process offers the potential for consistent excess returns over those of the S&P 500
     Index, the Fund's benchmark. The Fund's investment process combines positions in S&P 500 Index instruments such as index futures and index swaps with a primarily market-neutral exposure in individual long and short positions in equity securities. The Fund is speculative and involves a high degree of risk. The Fund may be leveraged, and performance can be volatile. An investor could lose all or a substantial amount of his or her investment. The Fund's high fees and expenses may offset the Fund's trading profit.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investors cannot invest directly in market indexes.

Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investing in mutual funds involves market risk, including possible loss of principal. There is no assurance that the investment objective of any fund will be achieved.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

A plan of regular investing does not assure a profit or protect against a loss in declining markets. You should consider your financial ability to continue your purchase through periods of fluctuating price levels.

Securities offered through GARTMORE DISTRIBUTION SERVICES, INC., Member NASD. For more information about Gartmore Funds, including all charges and expenses, please call 800-848-0920 or download a prospectus at www.gartmorefunds.com.
Please  read  it  carefully  before  investing  any  money.

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                                                        2003 SEMIANNUAL REPORT 3

INVESTMENT HIGHLIGHTS
APRIL 30, 2003

Taking a look back at the past six months, we find that the markets were again volatile. As an example, in November 2002 and April 2003, the S&P 500 Index rose 5.88% and 8.23%, respectively, but it fell during the middle months and posted only a slight gain in March.

During the second half of the period, in particular, the market experienced extreme daily swings, reacting to each bit of news about the war in Iraq.

Amid such volatility, you may be considering taking steps to reduce the amount of risk in your investment portfolio. We also are focused on risk.

MISSION: TO PROVIDE SUPERIOR RISK-ADJUSTED RETURNS Our main goal during the lengthy bear market has been to provide our investors with funds that have the potential to deliver consistent and superior risk-adjusted performance as compared to their appropriate benchmarks and stated peer groups.

PROCESS:  EMPLOY  A  COMBINATION  OF  FUNDAMENTAL  AND  QUANTITATIVE  TECHNIQUES

During the past several years, we have made many enhancements to our flagship fund, the Gartmore Nationwide Fund (formerly the Gartmore Total Return Fund), with good results. Now we are in the process of implementing those changes to more of our funds, as described below.

In September 2000, we added a new manager to the Gartmore Nationwide Fund and also added the research services of Gartmore's analyst team. It is our philosophy, where it is appropriate, to EMPLOY A TEAM-ORIENTED INVESTMENT MANAGEMENT APPROACH to ensure that adequate personnel resources are devoted to our funds.

We also supplemented the Fund's fundamental research efforts with quantitative processes. Today, we balance taking advantage of good investment opportunities that can contribute to solid investment results with our additional goal of delivering positive investment results consistently. The addition of quantitative processes has helped us accomplish both of these objectives. Our goal is to enhance all of our proprietary funds to TAKE ADVANTAGE OF BOTH
FUNDAMENTAL  RESEARCH  AND  QUANTITATIVE  PROCESSES.

[PHOTO]

YOUNG CHIN, Global Chief Investment Officer-Equities Gartmore Global Investments

We continue to focus on each fund's overall construction to ensure that we are comfortable with the degree to which each portfolio deviates from its benchmark. We strive to add value largely through superior stock selection. Our goal is to maintain well-diversified portfolios that can outperform their benchmarks through many individual stock ideas.

Our quantitative research efforts also CONCENTRATE ON OBTAINING HIGHER-QUALITY DATA AND INTERPRETING THIS DATA BETTER THAN OUR COMPETITORS. For instance, instead of using standard earnings estimate numbers, we focus on those estimates of only the best Wall Street analysts. We also employ techniques that help us avoid investing in companies that could be on the verge of bankruptcies (such as Enron Corp. and WorldCom Group).

The Gartmore Nationwide Fund continues to employ fundamental research, but our research team for the Fund is now global, with analysts located around the world. Our analysts perform in-depth global industry and company analysis. We constantly search for short-term stock catalysts such as better-than-expected earnings, anticipated mergers and management changes.

Good stock picking alone is not enough to beat an index or outperform a fund's peer group. To accomplish these goals, we are bringing together a variety of resources that involve rigorous, bottom-up fundamental research on companies, industries and countries as well as sophisticated portfolio analysis and risk-control techniques.

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4 SEMIANNUAL REPORT 2003

PERFORMANCE:  SUCCESS  STORIES

GARTMORE NATIONWIDE FUND: As of April 30, 2003, the Fund's three-year annualized performance (Class A) outstripped its benchmark on a relative basis by 3.27% (-9.70% versus -12.97%, respectively). This Fund also outperformed the vast majority of its peers (87%) with a 13th percentile Lipper ranking (93 out of 755 funds) in the large-cap core fund universe.1

GARTMORE GLOBAL HEALTH SCIENCES FUND: The Fund (Class A) was ranked ahead of 94% of its peers (6th percentile, or eight out of 145 funds) in the Health/Biotechnology category of Lipper Funds for the two-year period ended April 30, 2003 (Fund inception date: Dec. 18, 2000).

GARTMORE U.S. GROWTH LEADERS FUND: This focus or concentrated Fund (Class A) outperformed 97% of its peers, (10 out of 354 funds) according to Lipper, for multi-cap managers for the two-year period ended April 30, 2003. The Fund invests in a limited number of stocks, all with the ability to drive returns. It is diversified by stock capitalization (size) and invests in only the managers' best ideas.

GARTMORE MICRO CAP EQUITY FUND and GARTMORE MID CAP GROWTH FUND: We introduced these two funds in 2002. For the six months ended April 30, 2003, the Gartmore Micro Cap Equity Fund (Class A) outperformed 98% of its peers (ranked in the 2nd percentile, or six out of 480 small-cap core funds), and it returned 18.98% versus 19.89% for its benchmark, the Wilshire Micro Cap Index.

For the same period, the Gartmore Mid Cap Growth Fund (Class A) returned 10.14%, outperforming the 8.20% return of its benchmark, the Russell Midcap Growth Index. This Fund ranked in the 6th percentile, or 28 out of 521 mid-cap growth core funds.

GARTMORE GOVERNMENT BOND FUND: For the three-year period ended April 30, 2003, this Fund produced a 10.00% annualized total return. In its category, as defined by Lipper (intermediate U.S. government bond funds), the Fund outperformed 89% of its peers, ranking in the 11th percentile, or nine out of 85 funds.

RECOGNITION:  BARRON'S
Our efforts were validated by Barron's seventh annual firm survey, reported on Feb. 3, 2003, which evaluated and ranked firms based on the performance of an organization's entire product line. We came in at 11th on the list of 81 firms. Barron's recognized us along with a small number of other firms that share "a belief in diversification and thus boast a stable of equity, international, balanced and bond-investment products."2

OUTLOOK:  IMPROVING  CONDITIONS
To help investors achieve their goals, we continually strive to provide products that conform to various risk levels. We are proud of the results we have been able to achieve within such a difficult market environment. We look forward to improved economic and market conditions as well as consistent fund performance and the continued introduction of innovative products to the marketplace.

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1. Ranked by Lipper, Inc., based on annualized total returns. This Fund was ranked in the top 32% of 996 funds, 6% of 883 funds and 13% of 755 funds for the one- two- and three-year periods, respectively.

2. The Barron's/Lipper fund-family survey uses a weighted-average ranking system to assess firm-wide performance. Each firm's family of funds is weighted by asset size, while the overall ranking weights the five fund categories in proportion to their overall importance within Lipper's universe.

     There are more than 81 fund families vying for your dollars, but only that number met our criteria for inclusion in the Barron's/Lipper Survey. To make the cut, a fund complex must include one or more money market funds, at least three U.S. stock funds, at least one foreign stock portfolio and one balanced or asset allocation fund that invests in both bonds and stocks. Families also must offer at least two taxable bond funds and at least one municipal bond fund. The performance of money market, sector and single-state muni-bond funds don't figure in our rankings.

     [In 2002] U.S. stock funds accounted for 54.34% of a family's ranking. International equity funds accounted for 9.95%; balanced funds about 9.24%; taxable bond funds, 21.1%; and muni funds, 5.33%. As a result, expertise in managing a stock portfolio weighs most heavily in the overall ranking. However, expertise in bonds helped out more this year. The weightings reflect the distribution of assets across all mutual funds that are at least one year old. To calculate the results, Lipper ranks each fund's return versus those of others in the same category, placing the best performers in the 1st percentile. Next, all the funds in a given family that fit a particular broad asset-class category (say, tax-exempt funds) are averaged together on an asset-weighted basis. The bigger the fund, the greater its impact on a family's ranking in that category. Then, each family's percentile rankings in the broad categories are combined in the weightings listed above. The lower the figure, the higher the family ranks on our final list.

PAST  PERFORMANCE  DOES  NOT  GUARANTEE  FUTURE  RESULTS.

Investing involves market risk, including the possible loss of principal. There is no guarantee that the objective of any fund will be achieved.

For more information about these mutual funds, including all charges and expenses, please download a prospectus at www.gartmorefunds.com or call
800-848-0920.  Please  read  it  carefully  before  investing  any  money.

Gartmore  Global  Investments  is  the  investment  adviser  to  Gartmore Funds.

Securities  offered  through  GARTMORE  DISTRIBUTION  SERVICES,  INC.,
Member  NASD.

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                                                        2003 SEMIANNUAL REPORT 5

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

Class  A  Shares  symbol:  GLFAX
Class  B  Shares  symbol:  GLFBX
Class  C  Shares  symbol:  GLFCX
Institutional  Service  Class  symbol:  GFISX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund outperformed, returning 6.64%* versus 4.40% for its benchmark, the Morgan Stanley Capital International
(MSCI)  World  Financials  Index.

For broader comparison, the average return for this Fund's peer category (Financial Services) was 4.95%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

The markets were volatile during the period. For instance, in November 2002 and April 2003, the MSCI World Financials Index ("Index") rose 4.88% and 13.54%, respectively, but it fell during the other months.

The Fund outperformed the Index (and the S&P 500 Index) by its positioning to be more aggressive during market rallies and more defensive during market downturns.

Good stock selection as well as allocation decisions drove returns. The Fund's overweight position in diversified financials and banking sectors added to performance, because the Fund's returns in this category were up 20% and 24%, respectively. Insurance stocks such as Everest Re Group Ltd. and MetLife, Inc., as well as capital market stocks such as Bank of New York Co., Inc. and J.P. Morgan Chase & Co., significantly outperformed the Index due to the Fund's ability to avoid the downturns and capture market advances.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Several Fund positions were up strongly such as Citigroup, Inc., which gained 7% based on better-than-expected first-quarter earnings that reflected an increase in most of its business lines; Fannie Mae, which gained 10% on the continuing strong demand for housing and mortgages; and the State Bank of India, which advanced 40% due to the Indian government's efforts to make it easier for financial institutions to collect bad loans as well as the Bank's consistent ability to beat earnings.

New purchases included U.S. property and casualty insurer RenaissanceRe Holdings Ltd., which is experiencing improving pricing trends and Korean consumer finance company Kookmin Bank, whose stock price became attractive due to concern about the SARS illness.

Sales included Dutch financial life insurers ING Groep N.V., AEGON N.V. and Fortis Group, all of which were hurt by weak equity and economic conditions as well as the accounting troubles of Ahold N.V.

HOW  IS  THE  FUND  POSITIONED?

We are positioning the Fund for those stocks that will perform well in an economic recovery rather than a market rebound. Based on our stronger conviction that an economic recovery will take place in the United States and that economic conditions in Europe will continue to be weak, we have been shifting out of European insurance providers and into U.S. bank stocks. We also are adding to our positions in Asia due to our expectations for stronger growth in that region.

We are searching for companies with strong balance sheets, high returns on equities and those that can generate better cash flows.

PORTFOLIO  MANAGER:  Robert  Murphy

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $2,751,769
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                         1 Yr.    Inception1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2    -8.01%       -3.58%
                              w/SC3     -13.29%       -7.68%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2    -8.61%       -4.27%
                              w/SC4     -13.18%       -7.09%
------------------------------------------------------------
Class C. . . . . . . . . . .  w/o SC2    -8.61%       -4.27%
                              w/SC5     -10.39%       -4.96%
------------------------------------------------------------
Institutional Service Class6             -7.74%       -3.30%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  18,  2001.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    A  1.00%  front-end  sales  charge  was  deducted. A CDSC of 1.00% was also deducted because it is charged when you sell Class C shares within the first year after purchase.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                        CLASS    MSCI WORLD
DATE . . .               A        FINANCIALS    CPI
-----------------------------------------------------
12/18/2001               9,425      10,000    10,000
10/31/2002               8,409       8,501    10,260
4/30/2003.               8,967       8,875    10,496

Comparative performance of $10,000 invested in Class A shares of the Gartmore Global Financial Services Fund, Morgan Stanley Capital International World Financials Index (MSCI World Financials)(a), and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI World Financials Index is an unmanaged index representative of the stocks in the global financial services sector and is based on 23 developed market country indices.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
6 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

COMMON STOCKS (95.9%)

                                         SHARES    VALUE
-----------------------------------------------------------
FRANCE (2.5%)

BANKING (1.0%)
BNP Paribas SA. . . . . . . . . . . . .     600  $   28,163
                                                 ----------

FINANCIAL SERVICES (1.5%)
Euronext NV . . . . . . . . . . . . . .   2,000      44,194
                                                 ----------
                                                     72,357
                                                 ----------

-----------------------------------------------------------
GERMANY (3.7%)

BANKING (3.7%)
Aareal Bank AG (b). . . . . . . . . . .   1,200      18,749
Depfa Bank PLC. . . . . . . . . . . . .   1,600      86,601
                                                 ----------
                                                    105,350
                                                 ----------

-----------------------------------------------------------
INDIA (3.5%)

BANKING (3.5%)
State Bank of India GDR . . . . . . . .   6,800     101,524
                                                 ----------

-----------------------------------------------------------
IRELAND (1.1%)

BANKING (1.1%)
Bank of Ireland . . . . . . . . . . . .   2,500      30,830
                                                 ----------

-----------------------------------------------------------
ITALY (1.5%)

BANKING (1.5%)
UniCredito Italiano SPA . . . . . . . .   9,800      42,872
                                                 ----------

-----------------------------------------------------------
JAPAN (3.4%)

FINANCIAL SERVICES (3.4%)
ACOM Co. Ltd. . . . . . . . . . . . . .   3,520      98,876
                                                 ----------

-----------------------------------------------------------
KOREA (3.0%)

BANKING (3.0%)
Kookmin Bank ADR. . . . . . . . . . . .   3,100      85,405
                                                 ----------

-----------------------------------------------------------
SINGAPORE (1.9%)

BANKING (1.9%)
Development Bank of Singapore Ltd.. . .  11,000      53,897
                                                 ----------

-----------------------------------------------------------
UNITED KINGDOM (6.3%)

BANKING (6.3%)
HSBC Holdings PLC . . . . . . . . . . .  11,550     126,542
Royal Bank of Scotland Group PLC. . . .   2,100      55,077
                                                 ----------
                                                    181,619
                                                 ----------

-----------------------------------------------------------
UNITED STATES (69.0%)

BANKING (28.5%)
Bank Of America Corp. . . . . . . . . .   1,300      96,265
Charter One Financial, Inc. . . . . . .   2,500      72,625
City National Corp. . . . . . . . . . .     900      37,053
Comerica, Inc.. . . . . . . . . . . . .   1,040      45,250
Commerce Bancorp, Inc.. . . . . . . . .   1,000      40,670
Commerce Bancshares, Inc. . . . . . . .     700      26,495
FleetBoston Financial Corp. . . . . . .   1,500      39,780
KeyCorp . . . . . . . . . . . . . . . .   1,800      43,398
North Fork Bancorp, Inc.. . . . . . . .   3,200     103,552
PNC Financial Services Group. . . . . .   1,100      48,290
U.S. Bancorp. . . . . . . . . . . . . .   4,000      88,600
UnionBanCal Corp. . . . . . . . . . . .   1,360      54,944
Wachovia Corp.. . . . . . . . . . . . .   1,100      42,031
Wells Fargo & Co. . . . . . . . . . . .   1,600      77,216
                                                 ----------
                                                    816,169
                                                 ----------

FINANCIAL SERVICES (25.9%)
American Express Co.. . . . . . . . . .   1,500      56,790
Capital One Financial Corp. . . . . . .   2,200      92,114
Citigroup, Inc. . . . . . . . . . . . .   3,500     137,375
Fannie Mae. . . . . . . . . . . . . . .   1,900     137,542
Freddie Mac . . . . . . . . . . . . . .   1,000      57,900
Lehman Brothers Holding, Inc. . . . . .     900      56,673
Morgan Stanley Dean Witter & Co.. . . .   1,920      85,920
The Bank Of New York Co., Inc.. . . . .   1,700      44,965
Washington Mutual, Inc. . . . . . . . .   1,900      75,050
                                                 ----------
                                                    744,329
                                                 ----------

INSURANCE (14.6%)
American International Group, Inc.. . .   1,266      73,365
Everest Re Group Ltd. . . . . . . . . .   1,200      83,580
Prudential Financial, Inc.. . . . . . .   1,286      41,113
Radian Group, Inc.. . . . . . . . . . .   1,600      63,520
RenaissanceRE Holdings Ltd. . . . . . .   2,100      93,009
Travelers Property Casualty Corp. . . .   3,577      58,055
  Class A
Travelers Property Casualty Corp. . . .     363       5,899
  Class B
                                                 ----------
                                                    418,541
                                                 ----------
                                                  1,979,039
                                                 ----------

TOTAL COMMON STOCKS                               2,751,769
                                                 ----------

TOTAL INVESTMENTS (COST $2,624,321) (A)
  - 95.9%                                         2,751,769

OTHER ASSETS IN EXCESS OF LIABILITIES
  - 4.1%                                            116,598
                                                 ----------

NET ASSETS - 100.0%                              $2,868,367
                                                 ----------
                                                 ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                        2003 SEMIANNUAL REPORT 7

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

Class  A  Shares  symbol:  GLSAX
Class  B  Shares  symbol:  GLSBX
Class  C  Shares  symbol:  GMSCX
Institutional  Service  Class  symbol:  GLSIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund outperformed, returning 5.30%* versus 5.18% for its benchmark, the Goldman Sachs Healthcare Index.

For broader comparison, the average return for this Fund's peer category (Health/Biotechnology) was 4.99%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Health-care stocks finished the period with respectable gains after having experienced, as did the broader markets, a volatile six months. Stocks overall were extraordinarily tied to geopolitical events. The health-care sector (as represented by the Index), for example, rose more than 4.6% in April as it became apparent that the war in Iraq was progressing relatively smoothly.

Thanks to superb stock selection, the Fund outperformed the returns of its benchmark in each of the sector's four industries and outpaced many of its Lipper peers. The largest portion of the Fund's outperformance came from the health-care equipment and supplies industry, whose performance beat the same industry in the Index. Biotechnology also added significantly to the Fund's performance because of its outstanding total return. At period end, it represented approximately 20% of the portfolio. Specifically in this area, Amgen Inc., one of the Fund's top holdings, contributed more than 1.5% to Fund results. Investors are upbeat on Amgen because the company has a strong balance sheet and is expected to launch a new psoriasis drug in early 2004.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Top Fund holdings include pharmaceutical bellwethers such as Pfizer, Inc. and Merck & Co., Inc. For the long-term, these companies are expected to benefit from an aging U.S. population. Pfizer also is an attractive holding because it has a solid drug pipeline thanks to one of the largest research and development budgets in the industry. Merck has a respectable long-term earnings growth rate while boasting a reasonable valuation.

The Fund bought shares of biopharmaceutical company Gilead Sciences, Inc. Gilead has solid management and a strong revenue stream, primarily because of strong sales of its HIV/AIDS drug, Viread.

HOW  IS  THE  FUND  POSITIONED?

We expect conditions within the sector to remain similar to those experienced in 2002. On the whole, we are limiting the Fund's exposure to large-cap pharmaceutical stocks because these companies have been most affected by the industry's negative fundamental issues (including competition from generic drugmakers and limited product pipelines). We increased the Fund's biotechnology holdings during the period. We have found attractive investment opportunities within several large-cap companies in this area, such as Amgen and Gilead Sciences, which have strong drug pipelines and/or revenue streams. Overall, we plan to profit from individual stock selection based on company fundamentals.

PORTFOLIO  MANAGER:  Paul  Cluskey

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $4,590,543
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2    -9.99%       -5.56%
                              w/SC3     -15.15%       -7.92%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -10.68%       -6.20%
                              w/SC4     -15.15%       -7.42%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -10.58%       -6.16%
                              w/SC6     -12.38%       -6.56%
------------------------------------------------------------
Institutional Service Class7             -9.74%       -5.26%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  29,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (9/20/02). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            CLASS     GS
DATE . . .    A    HEALTHCARE    CPI
----------------------------------------
12/28/2000  9,425    10,000    10,000
10/31/2001  8,802     8,445    10,213
10/31/2002  7,830     6,945    10,428
4/30/2003.  8,246     7,305    10,659

Comparative performance of $10,000 invested in Class A shares of the Gartmore Global Health Sciences Fund, the Goldman Sachs Healthcare Index (GS Healthcare)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The GS Healthcare is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the economic sector of healthcare.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
8 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND*

COMMON  STOCKS  (76.7%)

                                         SHARES    VALUE
-------------------------------------------------------------
BATTERIES/ BATTERY SYSTEMS (0.8%)
Wilson Greatbatch Technologies, Inc
  (b).. . . . . . . . . . . . . . . . . .   1,280  $   41,971
                                                   ----------

-------------------------------------------------------------
DRUGS (36.1%)
Allergan, Inc.. . . . . . . . . . . . . .   1,310      92,028
Amgen, Inc. (b) . . . . . . . . . . . . .   4,060     248,919
AstraZeneca PLC, ADR. . . . . . . . . . .     800      31,896
Eli Lilly & Co. . . . . . . . . . . . . .   1,550      98,921
GlaxoSmithKline PLC, ADR. . . . . . . . .   1,170      47,408
King Pharmaceuticals, Inc. (b). . . . . .   2,450      30,895
Medicis Pharmaceutical Corp. Class A
  (b). . . . . . . . . . . . . . . . . ..   2,930     168,885
Merck & Co., Inc. . . . . . . . . . . . .   5,370     312,426
Penwest Pharmaceuticals Co. (b) . . . . .   4,430      80,759
Pfizer, Inc.. . . . . . . . . . . . . . .  15,054     462,910
Sepracor, Inc. (b). . . . . . . . . . . .   4,330      82,920
Wyeth . . . . . . . . . . . . . . . . . .   4,455     193,926
                                                   ----------
                                                    1,851,893
                                                   ----------

-------------------------------------------------------------
MEDICAL - BIOMEDICAL/GENETIC (5.0%)
Genzyme Corp. (b) . . . . . . . . . . . .   4,760     191,733
Millenium Pharmaceuticals, Inc. (b) . . .   5,920      65,120
                                                   ----------
                                                      256,853
                                                   ----------

-------------------------------------------------------------
MEDICAL - HMO (7.5%)
Anthem, Inc. (b). . . . . . . . . . . . .   1,500     102,960
UnitedHealth Group, Inc.. . . . . . . . .   1,830     168,598
WellPoint Health Networks, Inc. (b) . . .   1,510     114,669
                                                   ----------
                                                      386,227
                                                   ----------

-------------------------------------------------------------
MEDICAL INSTRUMENTS (5.0%)
Advanced Medical Optics, Inc. (b) . . . .     164       2,301
Conceptus, Inc. (b) . . . . . . . . . . .   5,870      61,224
Medtronic, Inc. . . . . . . . . . . . . .   4,100     195,734
                                                   ----------
                                                      259,259
                                                   ----------

-------------------------------------------------------------
MEDICAL PRODUCTS (6.9%)
Henry Schein, Inc. (b). . . . . . . . . .   2,200      94,930
Johnson & Johnson . . . . . . . . . . . .   4,170     235,021
Luminex Corp. (b) . . . . . . . . . . . .   4,000      24,400
                                                   ----------
                                                      354,351
                                                   ----------

-------------------------------------------------------------
PHARMACEUTICAL PRODUCTS (1.5%)
PerkinElmer, Inc. . . . . . . . . . . . .   7,530      74,698
                                                   ----------

-------------------------------------------------------------
THERAPEUTICS (12.5%)
Abgenix, Inc. (b) . . . . . . . . . . . .  11,300     107,350
Cell Therapeutics, Inc. (b) . . . . . . .   3,930      35,370
Gilead Sciences, Inc. (b) . . . . . . . .   3,130     144,418
Medimmune, Inc. (b) . . . . . . . . . . .   2,570      90,644
OSI Pharmaceuticals, Inc. (b) . . . . . .   2,570      53,970
The Medicines Co. (b) . . . . . . . . . .   5,020     103,161
United Therapeutics Corp. (b) . . . . . .   5,950     106,797
                                                   ----------
                                                      641,710
                                                   ----------

-------------------------------------------------------------
VETERINARY DIAGNOSTICS (1.4%)
VCA Antech, Inc. (b). . . . . . . . . . .   4,410      74,039
                                                   ----------

TOTAL COMMON STOCKS                                 3,941,001
                                                   ----------

MUTUAL FUNDS (12.6%)

Biotech HOLDRs Trust Index Fund . . . . .   1,800     183,060
iShares Dow Jones U.S. Healthcare Sector
  Index Fund. . . . . . . . . . . . . . .   5,200     263,640
NASDAQ Biotech Index Fund (b) . . . . . .   3,540     202,842
                                                   ----------

TOTAL MUTUAL FUNDS                                    649,542
                                                   ----------

TOTAL INVESTMENTS (COST $4,316,620) (A)
  - 89.3%                                           4,590,543

OTHER ASSETS IN EXCESS OF LIABILITIES -
  10.7%                                               552,144
                                                   ----------

NET ASSETS - 100.0%                                $5,142,687
                                                   ----------
                                                   ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
* As of April 30, 2003, the Fund was invested solely in United States securities.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                        2003 SEMIANNUAL REPORT 9

GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

Class  A  Shares  symbol:  GAGTX
Class  B  Shares  symbol:  GBGTX
Class  C  Shares  symbol:  GCGTX
Institutional  Service  Class  symbol:  GIGTX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 3.80%* versus 9.05% for its benchmark, the Morgan Stanley High-Tech 35 Index.

For broader comparison, the average return for this Fund's peer category (Science & Technology Funds) was 10.45%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO  FACTORS  INFLUENCED  PERFORMANCE?

Geopolitical uncertainty continued to be the major driver of broad-market returns during the period. At the beginning of the year, markets experienced sharp sell-offs as the United States campaigned for global support of a war with Iraq.

With the start of the war, markets soared and many investors anticipated a quick end to the conflict. However, toward the end of the first quarter, they saw extreme levels of volatility as market rallies and declines generally tracked the latest news from Iraq. Economic indicators were mixed and corporate profits remained lacklus-ter, but on the bright side, the steady flow of corporate scandals that had plagued the market had finally abated.

Consumer confidence, which had suffered a steady decline for four months, greatly improved in April. This surge was due primarily to a swift resolution in the U.S.-led war in Iraq.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

As the Middle-East conflict grew, the Fund became more defensive, seeing that both corporate and consumer confidence were declining. Throughout the period, we held a defensive position in the sector. In addition, we remained cautious about the anticipated technology recovery.

Strong stock selection, such as a modest position in the software company Amdocs Ltd. helped the Fund beat its benchmark within the information technology sector.

Throughout the period, the Fund added Internet stocks because these companies' business models began to mature and gain profitability. To take advantage of this, we purchased Internet auction company Ebay, Inc. and on-line retailer Amazon.com, Inc. We later sold Ebay, Inc. because its valuation became too high. We continue to like the fundamentals of the company, and will monitor its price levels in the future.

HOW  IS  THE  FUND  POSITIONED?

Looking ahead, we remain cautiously optimistic about the recovery for technology-related stocks. We believe that the industry still needs consolidation. So far, we have not seen signs of increased capital spending, due to the conflict with Iraq and other global socioeconomic concerns. However, we are positioning the Fund to take advantage of better economic conditions, because we believe capital spending eventually will improve in 2003.

We remain positioned with a focus on high-quality defensive names that can deliver on earnings expectations within the present volatile market environment.

PORTFOLIO  MANAGER:  Aaron  Harris

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $3,448,194
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)


                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -24.59%      -35.03%
                              w/SC3     -28.91%      -36.37%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -25.00%      -35.53%
                              w/SC4     -28.75%      -36.17%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -25.07%      -35.36%
                              w/SC6     -26.64%      -35.59%
------------------------------------------------------------
Institutional Service Class7            -24.32%      -34.70%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  June  30,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CLASS     MORGAN STANLEY
DATE . . .         A           HIGH TECH     CPI
--------------------------------------------------
6/30/2000.        9,425          10,000    10,000
10/31/2000       10,471           9,136    10,099
10/31/2001        4,091           4,346    10,313
10/31/2002        2,676           2,864    10,531
4/30/2003.        2,778           3,124    10,764

Comparative performance of $10,000 invested in Class A shares of the Gartmore Global Technology and Communications Fund, Morgan Stanley High-Tech 35 Index (Morgan Stanley High-Tech)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Morgan Stanley High-Tech is an equal dollar-weighted index of 35 stocks in nine different technology subsectors.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
10     SEMIANNUAL  REPORT  2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

COMMON  STOCKS  (91.0%)

                                             SHARES    VALUE
---------------------------------------------------------------
CANADA (4.8%)

COMPUTER SOFTWARE (1.9%)
Cognos, Inc. (b). . . . . . . . . . . . . .   2,660  $   72,192
                                                     ----------

TELECOM EQUIPMENT (2.9%)
Nortel Networks Corp. (b) . . . . . . . . .  42,500     109,650
                                                     ----------
                                                        181,842
                                                     ----------

---------------------------------------------------------------
FINLAND (2.1%)

TELECOM EQUIPMENT (2.1%)
Nokia Corp. ADR . . . . . . . . . . . . . .   4,700      77,879
                                                     ----------

---------------------------------------------------------------
TAIWAN (2.3%)

SEMICONDUCTORS (2.3%)
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR (b). . . . . . . . . . . . . .    10,400      87,048
                                                     ----------

---------------------------------------------------------------
UNITED STATES (81.8%)

COMMERCIAL SERVICES (1.7%)
Iron Mountain, Inc. (b) . . . . . . . . . .   1,600      63,760
                                                     ----------

COMPUTER HARDWARE (9.9%)
Dell Computer Corp. (b) . . . . . . . . . .   2,390      69,095
EMC Corp. (b) . . . . . . . . . . . . . . .  20,800     189,072
International Business Machines Corp. . . .   1,400     118,860
                                                     ----------
                                                        377,027
                                                     ----------

COMPUTER SERVICES (1.6%)
Exult, Inc. (b) . . . . . . . . . . . . . .   4,300      30,917
                                                     ----------
                                                         59,537
                                                     ----------

COMPUTER SOFTWARE (12.9%)
CheckFree Corp. (b) . . . . . . . . . . . .   2,400      66,168
Electronic Arts, Inc. (b) . . . . . . . . .   1,360      80,607
Microsoft Corp. . . . . . . . . . . . . . .   4,060     103,815
Oracle Corp. (b). . . . . . . . . . . . . .   6,600      78,408
Packeteer, Inc. (b) . . . . . . . . . . . .   6,200      81,096
VERITAS Software Corp. (b). . . . . . . . .   3,700      81,437
                                                     ----------
                                                        491,531
                                                     ----------

COMPUTERS - INTEGRATED SYSTEMS (4.4%)
3Com Corp. (b). . . . . . . . . . . . . . .   6,600      34,320
Cisco Systems, Inc. (b) . . . . . . . . . .   8,870     133,405
                                                     ----------
                                                        167,725
                                                     ----------

COMPUTERS - MEMORY DEVICES (4.3%)
Activcard Corp. (b) . . . . . . . . . . . .   6,600      62,370
Seagate Technology (b). . . . . . . . . . .   5,500      66,495
StorageNetworks, Inc. (b) . . . . . . . . .  30,200      33,824
                                                     ----------
                                                        162,689
                                                     ----------

DATA PROCESSING & REPRODUCTION (4.2%)
First Data Corp.. . . . . . . . . . . . . .   4,040     158,489
                                                     ----------

E - COMMERCE (3.8%)
Amazon.com, Inc. (b). . . . . . . . . . . .   5,000     143,350
                                                     ----------

ELECTRONIC COMPONENTS-SEMICONDUCTORS (7.9%)
Agere Systems, Inc. Class A (b) . . . . . .  35,500      63,545
Intel Corp. . . . . . . . . . . . . . . . .   5,290      97,336
Micron Technology, Inc. (b) . . . . . . . .   7,600      64,600
NVIDIA Corp. (b). . . . . . . . . . . . . .   5,300      75,631
                                                     ----------
                                                        301,112
                                                     ----------

INSTRUMENTS - SCIENTIFIC (3.0%)
PerkinElmer, Inc. . . . . . . . . . . . . .  11,300     112,096
                                                     ----------

MISCELLANEOUS MANUFACTURING (1.5%)
Applied Films Corp. (b) . . . . . . . . . .   2,600      56,550
                                                     ----------

MULTI-MEDIA (1.9%)
AOL Time Warner (b) . . . . . . . . . . . .   5,200      71,136
                                                     ----------

NETWORKING (2.2%)
Enterasys Networks, Inc. (b). . . . . . . .  25,600      61,440
Juniper Networks, Inc. (b). . . . . . . . .   2,100      21,462
                                                     ----------
                                                         82,902
                                                     ----------

SEMICONDUCTORS (4.6%)
Cypress Semiconductor Corp. (b) . . . . . .   2,000      17,440
Sigma Designs, Inc. (b) . . . . . . . . . .  12,640      83,424
Texas Instruments, Inc. . . . . . . . . . .   4,000      73,960
                                                     ----------
                                                        174,824
                                                     ----------

TELECOM EQUIPMENT (6.8%)
Comverse Technology, Inc. (b) . . . . . . .   7,000      91,490
Corvis Corp. (b). . . . . . . . . . . . . .  70,100      49,701
UTStarcom, Inc. (b) . . . . . . . . . . . .   5,400     117,563
                                                     ----------
                                                        258,754
                                                     ----------

TELECOM SERVICES (2.5%)
Amdocs Ltd. (b) . . . . . . . . . . . . . .   5,420      95,717
                                                     ----------

TELECOMMUNICATIONS (5.2%)
BellSouth Corp. . . . . . . . . . . . . . .   4,500     114,705
Verizon Communications, Inc.. . . . . . . .   2,200      82,236
                                                     ----------
                                                        196,941
                                                     ----------

WIRELESS EQUIPMENT (3.4%)
Motorola, Inc.. . . . . . . . . . . . . . .   4,400      34,804
QUALCOMM, Inc.. . . . . . . . . . . . . . .   2,900      92,481
                                                     ----------
                                                        127,285
                                                     ----------
                                                      3,101,425
                                                     ----------

TOTAL COMMON STOCKS                                   3,448,194
                                                     ----------

TOTAL INVESTMENTS (COST $3,243,036) (A)
  - 91.0%                                             3,448,194

OTHER ASSETS IN EXCESS OF LIABILITIES -
  9.0%                                                  341,114
                                                     ----------

NET ASSETS - 100.0%                                  $3,789,308
                                                     ----------
                                                     ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 11

GARTMORE  GLOBAL  UTILITIES  FUND

Class  A  Shares  symbol:  GGUAX
Class  B  Shares  symbol:  GGUBX
Class  C  Shares  symbol:  GGUCX
Institutional  Service  Class  symbol:  GUISX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 7.16%* versus 8.68% for its benchmark, the 60% Morgan Stanley Capital International (MSCI) Telecommunications/40% Utilities Index.

For broader comparison, the average return for this Fund's peer category (Utilities Funds) was 6.96%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Utilities were the best-performing sector in U.S. and global indexes during the period. Given the low yield of global bonds, the relatively high dividend yield of utility stocks has made them very attractive. Higher energy prices as well as strong cash flows and more visible earnings helped the Fund's utility stocks advance.

Performance was hurt by an underweight position in utility stocks relative to the benchmark. However, stock selection within the sector was strong with stocks such as Endesa SA, Dominion Resources, Inc. and Calpine Corp. up 37%, 24% and 163%, respectively, during the six-month period.

The Fund's focus on European rather than U.S. telecommunications stocks toward the end of 2002 hurt performance due to the U.S. rally in that sector. The Fund was underweight in U.S. fixed-line communications companies because they have been forced to grant access to those lines at below cost. Unfortunately, those companies' stocks rallied based on investors' anticipation of favorable reforms.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's largest holdings include Vodafone Group PLC, Verizon Communications, Inc. and SBC Communications, Inc. These stocks are also heavily weighted in the Index.

New purchases during the six months include Centrica PLC, the U.K. gas utility, which we bought because of its attractive valuation, solid dividend yield (3%) and stable cash flow. ALLTEL Corp. was another purchase. This stock is a local phone company similar to SBC Communications, but it serves a rural (rather than metropolitan) market and is subject to fewer regulatory constraints.

Stocks that were sold included Telecom Italia SpA because of the company's merger with its parent company; we believe the new corporate structure lacks clarity for its minority shareholders. Cinergy Corp. was sold because it hit its price target, and Vodafone Group was reduced to fund some purchases of stocks with greater upside potential.

HOW  IS  THE  FUND  POSITIONED?

Given the current degree of volatility in the market, we are minimizing portfolio risk (as compared to that of the benchmark) by taking a neutral position in regard to sectors (approximately 60% in telecommunications stocks and 40% in utility stocks) and some of the Index's largest holdings.

The Fund is overweight in European telecommunications stocks, because we believe that they will benefit from their restructuring activities. Stocks such as France Telecom and Deutsche Telekom should be rewarded, because they have been reducing their debt loads and cutting costs.

PORTFOLIO  MANAGER:  Julian  Sinclair

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $2,304,723
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2    -9.62%      -16.86%
                              w/SC3     -14.77%      -20.39%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -10.28%      -17.45%
                              w/SC4     -14.73%      -19.86%
------------------------------------------------------------
Class C. . . . . . . . . . .  w/o SC2   -10.28%      -17.45%
                              w/SC5     -12.09%      -18.05%
------------------------------------------------------------
Institutional Service Class6             -9.42%      -16.66%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  18,  2001.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    A  1.00%  front-end  sales  charge  was  deducted. A CDSC of 1.00% was also deducted because it is charged when you sell Class C shares within the first year after purchase.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               CLASS     COMPOSITE        MSCI WORLD  MSCI WORLD
DATE . . .       A       (60%, 40%)  CPI    TELECOM    UTILITIES
--------------------------------------------------------------------
12/18/2001      9,425      10,000   10,000   10,000      10,000
10/31/2002      6,837       7,418   10,260    6,862       8,099
4/30/2003.      7,326       8,062   10,496    7,346       8,944

Comparative performance of $10,000 invested in Class A shares of the Gartmore Global Utilities Fund, Morgan Stanley Capital International World Telecommunications Services Index (MSCI World Telecom)(a), Morgan Stanley Capital International World Utilities Index (MSCI World Utilities)(b), Composite Index (Composite)(c) and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI World Telecom Index is an unmanaged index representative of the stocks in the global utillities sector and is based on 23 developed market country indices.
(b) The MSCI World Utilities Index is an unmanaged index representative of the stocks in the global utilities sector and is based on 23 developed market country indices.
(c) The Composite is a combination of 60% MSCI World Telecom and 40% MSCI World Utilities.
(d) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
12 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  GLOBAL  UTILITIES  FUND

COMMON  STOCKS  (98.8%)

                                     SHARES    VALUE
------------------------------------------------------
FINLAND (2.1%)

OIL & GAS UTILITY (2.1%)
Fortum Oyj. . . . . . . . . . . . .    6,807  $ 48,846
                                              --------

------------------------------------------------------
FRANCE (3.3%)

TELECOMMUNICATIONS (2.0%)
France Telecom SA . . . . . . . . .    1,948    45,001
                                              --------

WATER UTILITY (1.3%)
Suez SA . . . . . . . . . . . . . .    1,919    31,246
                                              --------
                                                76,247
                                              --------

------------------------------------------------------
GERMANY (9.7%)

GAS & ELECTRIC UTILITY (5.3%)
E. ON AG. . . . . . . . . . . . . .    2,139   101,453
Rwe AG. . . . . . . . . . . . . . .      881    23,793
                                              --------
                                               125,246
                                              --------

TELECOMMUNICATIONS (4.4%)
Deutsche Telekom AG . . . . . . . .    7,636   102,091
                                              --------
                                               227,337
                                              --------

------------------------------------------------------
ITALY (1.0%)

ELECTRIC UTILITY (1.0%)
Enel SpA. . . . . . . . . . . . . .    4,026    24,083
                                              --------

------------------------------------------------------
JAPAN (11.6%)

ELECTRIC UTILITY (6.0%)
Chubu Electric Power Co., Inc.. . .    2,100    42,261
Kansai Electric Power Co., Inc. . .    2,600    43,493
Tokyo Electric Power Co., Inc.. . .    2,700    54,788
                                              --------
                                               140,542
                                              --------

TELECOMMUNICATIONS (5.6%)

Nippon Telegraph & Telephone Corp..       18    63,089
NTT DoCoMo, Inc.. . . . . . . . . .       32    66,007
                                              --------
                                               129,096
                                              --------
                                               269,638
                                              --------

------------------------------------------------------
MEXICO (1.2%)

TELECOMMUNICATIONS (1.2%)
America Movil SA de CV ADR. . . . .    1,629    27,318
                                              --------

------------------------------------------------------
NETHERLANDS (0.9%)

TELECOMMUNICATIONS (0.9%)
Koninklijke KPN NV (b). . . . . . .    3,276    21,790
                                              --------

------------------------------------------------------
PORTUGAL (1.0%)

TELECOMMUNICATIONS (1.0%)
Portugal Telecom SA . . . . . . . .    3,105    22,212
                                              --------

------------------------------------------------------
RUSSIA (0.5%)

ELECTRIC UTILITY (0.5%)
RAO Unified Energy Systems GDR. . .      786    11,869
                                              --------

SPAIN (7.3%)
ELECTRIC UTILITY (2.3%)
Endesa SA . . . . . . . . . . . . .    2,180    30,922
Iberdrola SA. . . . . . . . . . . .    1,361    21,917
                                              --------
                                                52,839
                                              --------

TELECOMMUNICATIONS (5.0%)
Telefonica SA (b) . . . . . . . . .   10,596   117,187
                                              --------
                                               170,026
                                              --------

------------------------------------------------------
UNITED KINGDOM (18.6%)

ELECTRIC UTILITY (1.5%)
National Grid Group PLC . . . . . .    5,295    34,782
                                              --------

GAS UTILITY (1.3%)
Centrica PLC. . . . . . . . . . . .   11,451    30,426
                                              --------

TELECOMMUNICATIONS (14.8%)
BT Group PLC. . . . . . . . . . . .   18,652    53,435
Vodafone Group PLC. . . . . . . . .  147,871   291,874
                                              --------
                                               345,309
                                              --------

WATER UTILITY (1.0%)
Awg PLC (b) . . . . . . . . . . . .    2,604    22,287
                                              --------
                                               432,804
                                              --------

------------------------------------------------------
UNITED STATES (41.6%)

COMMUNICATIONS (3.0%)
Comcast Corp. (b) . . . . . . . . .    2,157    68,830
                                              --------

ELECTRIC UTILITY (10.6%)
American Electric Power Co., Inc. .    1,232    32,500
Calpine Corp. (b) . . . . . . . . .    6,895    37,026
Dominion Resources, Inc.. . . . . .      989    58,529
Duke Energy Corp. . . . . . . . . .    2,290    40,281
FPL Group, Inc. . . . . . . . . . .      840    51,131
Southern Co. (The). . . . . . . . .      985    28,654
                                              --------
                                               248,121
                                              --------

GAS & ELECTRIC UTILITY (1.9%)
Exelon Corp.. . . . . . . . . . . .      449    23,815
NiSource, Inc.. . . . . . . . . . .    1,133    21,414
                                              --------
                                                45,229
                                              --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 13

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

GARTMORE  GLOBAL  UTILITIES  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                  SHARES               VALUE
---------------------------------------------------------------
UNITED STATES (continued)

TELECOMMUNICATIONS (24.7%)
ALLTEL Corp. . . . . . . . . . .     857             $   40,159
AT&T Corp. . . . . . . . . . . .   1,607                 27,399
AT&T Wireless Services, Inc. (b)  11,781                 76,105
Nextel Communications, Inc.
  Class A (B). . . . . . . . . .   2,333                 34,505
SBC Communications, Inc. . . . .   8,173                190,921
Verizon Communications, Inc. . .   5,546                207,309
                                                     ----------
                                                        576,398
                                                     ----------

WATER UTILITY (1.4%)
Philadelphia Suburban Corp.. . .   1,500                 33,975
                                                     ----------
                                                        972,553
                                                     ----------

TOTAL COMMON STOCKS                                   2,304,723
                                                     ----------

TOTAL INVESTMENTS (COST $2,148,506) (A)
  - 98.8%                                             2,304,723

OTHER ASSETS IN EXCESS OF LIABILITIES -
  1.2%                                                   27,681
                                                     ----------

NET ASSETS - 100.0%                                  $2,332,404
                                                     ----------
                                                     ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt
GDR  Global  Depositary  Receipt

At April 30,2003, the Fund's open forward foreign currency contacts were as follows:

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

                                             UNREALIZED
DELIVERY         CONTRACT                   APPRECIATION
CURRENCY DATE      VALUE    MARKET VALUE   (DEPRECIATION)
---------------------------------------------------------
LONG CONTRACTS:
Euro 5/02/03. .  $   5,330  $       5,425   $          95

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
14 SEMIANNUAL REPORT 2003

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


                                                      GARTMORE     GARTMORE      GARTMORE         GARTMORE
                                                       GLOBAL       GLOBAL        GLOBAL           GLOBAL
                                                      FINANCIAL     HEALTH      TECHNOLOGY        UTILITIES
                                                      SERVICES     SCIENCES        AND              FUND
                                                        FUND         FUND     COMMUNICATIONS
                                                                                  FUND
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
  (cost $2,624,321; $4,316,620;
  $3,243,036 and
  2,148,506; respectively) . . . . . . . . . . . . . $2,751,769   $4,590,543    $3,448,194         $2,304,723
Cash. . . . . . . . . . . . . . . . . . . . . . . .     119,747      500,918       560,310              9,353
Foreign currency, at value
  (cost $2,271; $0; $25,458
  and $0; respectively). . . . . . . . . . . . . .        2,282            -        25,342                  -
Interest and dividends receivable . . . . . . . . .      15,045          789         1,260              7,737
Receivable for capital shares issued. . . . . . . .       2,006       55,006             -                  -
Receivable for investments sold . . . . . . . . . .      56,375      212,058       582,771             40,868
Unrealized appreciation on forward
  foreign currency contracts. . . . . . . . . . . .           -            -             -                 95
Receivable from adviser . . . . . . . . . . . . . .       4,769        4,325         5,309              4,831
Reclaims receivable . . . . . . . . . . . . . . . .         369            -             -              1,400
Prepaid expenses and other assets . . . . . . . . .      13,475       14,190        13,916             13,341
--------------------------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . . . . . . . . . .   2,965,837    5,377,829     4,637,102          2,382,348
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . . . . . . .           -            -           949                  -
Payable for investments purchased
Accrued expenses and other payables . . . . . . . .      93,388      229,005       841,215             46,853
  Investment advisory fees. . . . . . . . . . . . . .     2,245        3,755         2,816              1,464
Fund administration and transfer agent fees . . . .         427          828         1,241                476
Distribution fees . . . . . . . . . . . . . . . . .       1,257        1,103           982              1,024
Administrative servicing fees . . . . . . . . . . .           -          287           171                  -
Other . . . . . . . . . . . . . . . . . . . . . . .         153          164           420                127
--------------------------------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . . . . . . . . . .      97,470      235,142       847,794             49,944
--------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . .  $2,868,367   $5,142,687   $ 3,789,308         $2,332,404
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . . . .  $3,020,131   $5,443,477   $11,218,986         $3,026,488
Accumulated net investment income
  (loss) . . . . . . . . . . . . . . . . . . . . .        8,547      (15,147)      (22,375)             5,789
Accumulated net realized gains
  (losses) from investment
  and foreign currency transactions . . . . . . . .    (287,868)    (559,566)   (7,612,349)          (856,383)
Net unrealized appreciation (depreciation)
  on investments and translation of assets
  and liabilitiesdenominated in foreign
  currencies . . . . . . . . . . . . . . . . . . .      127,557      273,923       205,046            156,510
--------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . .  $2,868,367   $5,142,687   $ 3,789,308   $      2,332,404
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares. . . . . . . . . . . . . . . . . . .  $  726,505   $2,410,011   $ 1,728,020   $        589,455
Class B Shares. . . . . . . . . . . . . . . . . . .     717,256      765,514       808,216            580,458
Class C Shares. . . . . . . . . . . . . . . . . . .     708,524       97,945        14,674            577,330
Institutional Service Class Shares. . . . . . . . .     716,082    1,869,217     1,238,398            585,161
--------------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . . . . . .  $2,868,367   $5,142,687   $ 3,789,308   $      2,332,404
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
(unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . . . . . . .      76,556      275,827       633,068             76,830
Class B Shares. . . . . . . . . . . . . . . . . . .      76,161       88,861       302,753             75,986
Class C Shares. . . . . . . . . . . . . . . . . . .      75,235       11,366         5,461             75,572
Institutional Service Class Shares. . . . . . . . .      75,251      212,427       447,369             76,158
--------------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . . . . . .     303,203      588,481     1,388,651            304,546
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . . . . . . .  $     9.49   $     8.74   $      2.73   $           7.67
Class B Shares (a). . . . . . . . . . . . . . . . .  $     9.42   $     8.61   $      2.67   $           7.64
Class C Shares (b). . . . . . . . . . . . . . . . .  $     9.42   $     8.62   $      2.69   $           7.64
Institutional Service Class Shares. . . . . . . . .  $     9.52   $     8.80   $      2.77   $           7.68
MAXIMUM OFFERING PRICE PER SHARE
(100%/(100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares. . . . . . . . . . . . . . . . . . .  $    10.07   $     9.27   $      2.90   $           8.14
Class C Shares. . . . . . . . . . . . . . . . . . .  $     9.52   $     8.71   $      2.72   $           7.72
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class A Shares . . . . . . .  $     5.75%  $     5.75%  $      5.75%  $           5.75%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class C Shares . . . . . . .  $     1.00%  $     1.00%  $      1.00%  $           1.00%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 15

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)


                                                 GARTMORE   GARTMORE    GARTMORE        GARTMORE
                                                  GLOBAL     GLOBAL      GLOBAL          GLOBAL
                                                FINANCIAL    HEALTH    TECHNOLOGY      UTILITIES
                                                 SERVICES   SCIENCES       AND            FUND
                                                   FUND       FUND   COMMUNICATIONS
                                                                           FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . .    $   375    $ 2,773      $ 1,134            $   104
Dividend income
  (net of foreign withholding tax
of $2,045; $0; $127 and $1,759;
  respectively). . . . . . . . . . . . . . . .     34,604     14,527        7,744             27,132
-----------------------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . . . . . .     34,979     17,300        8,878             27,236
-----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . .     13,484     19,835       16,869              8,835
Fund administration and transfer agent fees. .      6,680      7,350        3,537              6,548
Distribution fees Class A. . . . . . . . . . .        854      2,131        1,987                696
Distribution fees Class B. . . . . . . . . . .      3,368      3,616        3,854              2,753
Distribution fees Class C. . . . . . . . . . .      3,332        309           75              2,738
Administrative servicing fees Class A. . . . .          -        540          275                  -
Administrative servicing fees. . . . . . . . .          -      1,058          773                  -
Institutional Service Class Shares
Registration and filing fees . . . . . . . . .     23,927     19,820       18,356             23,918
Printing fees. . . . . . . . . . . . . . . . .         32        229       14,877                 21
Other. . . . . . . . . . . . . . . . . . . . .        435        588        2,071                362
-----------------------------------------------------------------------------------------------------
Total expenses before reimbursed expenses. . .     52,112     55,476       62,674             45,871
Expenses reimbursed. . . . . . . . . . . . . .    (25,679)   (23,029)     (31,421)           (26,431)
-----------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . . . . .     26,433     32,447       31,253             19,440
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . .      8,546    (15,147)     (22,375)             7,796
-----------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on
  investment transactions . . . . . . . . . .    (223,207)    82,747      (40,379)          (110,550)
Net realized gains (losses) on
  foreign currency transactions . . . . . . .     (28,558)    (2,224)      (2,574)           (12,312)
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investment and foreign currency
  transactions . . . . . . . . . . . . . . .     (251,765)    80,523      (42,953)          (122,862)
Net change in unrealized
  appreciation/depreciation on
  investments and translation
  of assets and liabilities
  denominated in foreign currencies. . . . . .    416,888    163,651      161,952            267,173
-----------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses)
  on investments and foreign currencies . . .     165,123    244,174      118,999            144,311
-----------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS . . . . . . . . . . . . . .    $173,669   $229,027     $ 96,624           $152,107
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
16 SEMIANNUAL REPORT 2003

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                       GARTMORE GLOBAL         GARTMORE GLOBAL
                                                     FINANCIAL SERVICES     GLOBAL HEALTH SCIENCES
                                                            FUND                    FUND
---------------------------------------------------------------------------------------------------------------
                                                       SIX                    SIX      YEAR ENDED
                                                     MONTHS      PERIOD      MONTHS      OCTOBER
                                                      ENDED      ENDED       ENDED          31,
                                                      APRIL     OCTOBER      APRIL         2002
                                                       30,        31,         30,
                                                      2003        2002       2003
                                                                  (A)
---------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)                         (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . . .  $    8,546             $    4,363    $ (15,147)  $  (30,921)
Net realized gains (losses) on investment
  and foreign currency transactions. . . . . . .     (251,765)               (46,672)      80,523     (416,407)
Net change in unrealized appreciation/
  Depreciation on investments and translation
  of assets and liabilities denominated in
  foreign currencies . . . . . . . . . . . . . .      416,888               (289,331)     163,651       41,363
---------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations. .     173,669               (331,640)     229,027     (405,965)
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . .      (1,596)                  (183)           -            -

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . .        (179)                     -            -            -

DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . .        (177)                     -            -            -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . .      (2,031)                  (255)           -            -
---------------------------------------------------------------------------------------------------------------
Change in net assets from shareholder . . . . . .      (3,983)                  (438)           -            -
  distributions
---------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions. .      15,314              3,015,445    1,183,867    1,801,772
---------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . . .     185,000              2,683,367    1,412,894    1,395,807

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . .   2,683,367                      -    3,729,793    2,333,986
---------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . . .  $2,868,367             $2,683,367   $5,142,687   $3,729,793
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 17

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                        GARTMORE  GLOBAL  TECHNOLOGY              GARTMORE  GLOBAL
                                                          AND  COMMUNICATIONS  FUND               UTILITIES  FUND
-------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS           YEAR         SIX MONTHS          PERIOD
                                                            ENDED             ENDED           ENDED             ENDED
                                                          APRIL 30,        OCTOBER 31,       APRIL 30,        OCTOBER 31
                                                             2003             2002              2003           2002 (A)
-------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . .  $         (22,375)  $    (57,380)  $           7,796   $    25,423
Net realized gains (losses) on investment
  and foreign currency transactions. . . . . . . . .            (42,953)    (1,284,638)           (122,862)     (744,672)
Net change in unrealized appreciation/
  depreciation on investments and translation
  of assets and liabilities denominated in
  foreign currencies . . . . . . . . . . . . . . . . .          161,952       (191,807)            267,173      (110,663)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations . . .             96,624     (1,533,825)            152,107      (829,912)
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .                  -              -              (3,287)       (4,321)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .                  -              -              (2,128)       (2,276)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .                  -              -              (2,116)       (2,258)

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .                  -              -              (3,654)       (5,057)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from shareholder distributions.                  -              -             (11,185)      (13,912)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions . . .            538,834        754,205              14,004     3,021,302
-------------------------------------------------------------------------------------------------------------------------
Change in net assets . . . . . . . . . . . . . . . .            635,458       (779,620)            154,926     2,177,478

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . .          3,153,850      3,933,470           2,177,478             -
-------------------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . . . . . . . .  $       3,789,308   $  3,153,850   $       2,332,404   $ 2,177,478
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
18 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00          0.04          (1.12)       (1.08)           -               -   $        8.92
  October 31, 2002 (d)
Six Months Ended . . .  $        8.92          0.04           0.55         0.59        (0.02)          (0.02)  $        9.49
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.02)         (1.11)       (1.13)           -               -   $        8.87
  October 31, 2002 (d)
Six Months Ended . . .  $        8.87          0.01           0.54         0.55            -               -   $        9.42
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00         (0.02)         (1.11)       (1.13)           -               -   $        8.87
  October 31, 2002 (d)
Six Months Ended . . .  $        8.87          0.01           0.54         0.55            -               -   $        9.42
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.06)         (1.12)       (1.06)           -               -   $        8.94
  October 31, 2002 (d)
Six Months Ended . . .  $        8.94          0.06           0.55         0.61        (0.03)          (0.03)  $        9.52
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (10.78%) (e)  $        675    1.66% (f)      0.47% (f)        3.76% (f)        (1.63%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.64% (e)  $        727    1.65% (f)      0.95% (f)        3.55% (f)        (0.96%) (f)        93.54%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (11.30%) (e)  $        672    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.23% (e)  $        717    2.40% (f)      0.19% (f)        4.30% (f)        (1.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (11.30%) (e)  $        665    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.23% (e)  $        709    2.40% (f)      0.19% (f)        4.30% (f)        (1.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (10.57%) (e)  $        671    1.40% (f)      0.73% (f)        3.51% (f)        (1.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        716    1.40% (f)      1.19% (f)        3.30% (f)        (0.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 19

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                    NET
                        ASSET VALUE,        NET           GAINS         FROM       RETURN                   ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT      OF         TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES   CAPITAL   DISTRIBUTIONS      PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.03)         (0.63)       (0.66)    (0.01)          (0.01)  $        9.33
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.33         (0.06)         (0.97)       (1.03)        -               -   $        8.30
  October 31, 2002
Six Months Ended . . .  $        8.30         (0.02)          0.46         0.44         -               -   $        8.74
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.09)         (0.62)       (0.71)        -               -   $        9.29
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.29         (0.15)         (0.93)       (1.08)        -               -   $        8.21
  October 31, 2002
Six Months Ended . . .  $        8.21         (0.05)          0.45         0.40         -               -   $        8.61
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.92         (0.01)          0.30         0.29         -               -   $        8.21
  October 31, 2002 (e)
Six Months Ended . . .  $        8.21         (0.04)          0.45         0.41         -               -   $        8.62
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
 CLASS SHARES
Period Ended . . . . .  $       10.00         (0.01)         (0.62)       (0.63)    (0.01)          (0.01)  $        9.36
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.36         (0.04)         (0.97)       (1.01)        -               -   $        8.35
  October 31, 2002
Six Months Ended . . .  $        8.35         (0.02)          0.47         0.45         -               -   $        8.80
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (6.61%) (f)  $        779    1.53% (g)    (0.55%) (g)        6.84% (g)        (5.86%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (11.04%)  $      1,538        1.60%        (0.99%)            3.10%            (2.49%)       893.80%
  October 31, 2002
Six Months Ended . . .     5.30%(f)  $      2,410    1.56% (g)    (0.70%) (g)        2.73% (g)        (1.87%) (g)       302.81%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (7.10%) (f)  $        774    2.13% (g)    (1.15%) (g)        7.61% (g)        (6.63%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (11.63%)  $        730        2.28%        (1.71%)            4.00%            (3.43%)       893.80%
  October 31, 2002
Six Months Ended . . .    4.87% (f)  $        766    2.25% (g)    (1.35%) (g)        3.40% (g)        (2.51%) (g)       302.81%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .    3.66% (f)  $         58    2.25% (g)    (1.69%) (g)        2.80% (g)        (2.24%) (g)       893.80%
  October 31, 2002 (e)
Six Months Ended . . .    4.99% (f)  $         98    2.25% (g)    (1.38%) (g)        3.41% (g)        (2.54%) (g)       302.81%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
 CLASS SHARES
Period Ended . . . . .  (6.25%) (f)  $        781    1.10% (g)    (0.13%) (g)        6.59% (g)        (5.62%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (10.79%)  $      1,403        1.27%        (0.66%)            2.85%            (2.24%)       893.80%
  October 31, 2002
Six Months Ended . . .    5.39% (f)  $      1,869    1.39% (g)    (0.52%) (g)        2.55% (g)        (1.68%) (g)       302.81%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 2000 (commencement of operations) through October 31, 2001.
(e) For the period from September 23, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
20 SEMIANNUAL REPORT 2003

GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND


                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.02)          1.14         1.12          -               -   $       11.12
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.12         (0.06)         (6.41)       (6.47)     (0.63)          (0.63)  $        4.02
  October 31, 2001
Year Ended . . . . . .  $        4.02         (0.04)         (1.35)       (1.39)         -               -   $        2.63
  October 31, 2002
Six Months Ended . . .  $        2.63         (0.01)          0.11         0.10          -               -   $        2.73
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .          10.00         (0.06)          1.15         1.09          -               -   $       11.09
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.09         (0.09)         (6.40)       (6.49)     (0.63)          (0.63)  $        3.97
  October 31, 2001
Year Ended . . . . . .  $        3.97         (0.07)         (1.32)       (1.39)         -               -   $        2.58
  October 31, 2002
Six Months Ended . . .  $        2.58         (0.02)          0.11         0.09          -               -   $        2.67
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        5.37         (0.02)         (1.36)       (1.38)         -               -   $        3.99
  October 31, 2001 (e)
Year Ended . . . . . .  $        3.99         (0.08)         (1.31)       (1.39)         -               -   $        2.60
  October 31, 2002
Six Months Ended . . .  $        2.60         (0.03)          0.12         0.09          -               -   $        2.69
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00         (0.03)          1.15         1.12          -               -   $       11.12
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.12         (0.04)         (6.39)       (6.43)     (0.63)          (0.63)  $        4.06
  October 31, 2001
Year Ended . . . . . .  $        4.06         (0.03)         (1.37)       (1.40)         -               -   $        2.66
  October 31, 2002
Six Months Ended . . .  $        2.66         (0.01)          0.12         0.11          -               -   $        2.77
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    11.20% (f)  $      4,602    1.73% (g)    (1.07%) (g)        4.43% (g)        (3.77%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (60.93%)  $      2,038        1.73%        (1.05%)            6.38%            (5.70%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (34.58%) (h)  $      1,514        1.69%        (1.37%)            2.56%            (2.24%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.80% (f)  $      1,728    1.69% (g)    (1.18%) (g)        3.52% (g)        (3.01%) (g)       491.30%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    10.90% (f)  S      2,275    2.33% (g)    (1.69%) (g)        5.18% (g)        (4.54%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (61.30%)  $      1,137        2.33%        (1.66%)            7.21%            (6.54%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (35.01%) (h)  $        780        2.38%        (2.02%)            3.32%            (2.96%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.49% (f)  $        808    2.40% (g)    (1.90%) (g)        4.24% (g)        (3.72%) (g)       491.30%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (25.70%) (f)  $         29    2.33% (g)    (1.79%) (g)        9.94% (g)        (9.40%) (g)       922.33%
  October 31, 2001 (e)
Year Ended . . . . . .  (34.84%) (h)  $         17        2.38%        (1.83%)            3.40%            (2.85%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.46% (f)  $         15    2.40% (g)    (1.90%) (g)        4.24% (g)        (3.74%) (g)       491.30%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    11.20% (f)  $      1,854    1.40% (g)    (0.76%) (g)        4.17% (g)        (3.53%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (60.58%)  $        730        1.40%        (0.70%)            5.70%            (5.00%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (34.48%) (h)  $        843        1.41%        (1.37%)            2.08%            (2.04%)       944.01%
  October 31, 2002
Six Months Ended . . .     4.14% (f)  $      1,238    1.55% (g)    (1.04%) (g)        3.38% (g)        (2.86%) (g)       491.30%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
(h) The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total returns by 0.54%, 0.60%, 0.89%, and 0.38% for Class A, Class B, Class C and Institutional Service Class shares, respectively. See notes to financial statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 21

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  GLOBAL  UTILITIES  FUND


                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00           0.11         (2.85)       (2.74)       (0.06)          (0.06)  $        7.20
  October 31, 2002 (d)
Six Months Ended . . .  $        7.20           0.03          0.48         0.51        (0.04)          (0.04)  $        7.67
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00           0.05         (2.84)       (2.79)       (0.03)          (0.03)  $        7.18
  October 31, 2002 (d)
Six Months Ended . . .  $        7.18           0.01          0.48         0.49        (0.03)          (0.03)  $        7.64
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00           0.05         (2.84)       (2.79)       (0.03)          (0.03)  $        7.18
  October 31, 2002 (d)
Six Months Ended . . .  $        7.18           0.01          0.48         0.49        (0.03)          (0.03)  $        7.64
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00           0.13         (2.85)       (2.72)       (0.07)          (0.07)  $        7.21
  October 31, 2002 (d)
Six Months Ended . . .  $        7.21           0.05          0.47         0.52        (0.05)          (0.05)  $        7.68
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                       NET ASSETS    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       AT END OF     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         PERIOD     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         (000S)         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)                   ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (27.46%) (e)  $        547    1.46% (f)      1.46% (f)        3.96% (f)        (1.04%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     7.16% (e)  $        589    1.45% (f)      1.02% (f)        3.84% (f)        (1.38%) (f)        48.38%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (27.93%) (e)  $        544    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        580    2.20% (f)      0.27% (f)        4.59% (f)        (2.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (27.93%) (e)  $        541    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        577    2.20% (f)      0.27% (f)        4.59% (f)        (2.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (27.27%) (e)  $        545    1.20% (f)      1.72% (f)        3.71% (f)        (0.79%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     7.22% (e)  $        585    1.20% (f)      1.27% (f)        3.59% (f)        (1.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
22 SEMIANNUAL REPORT 2003

GARTMORE  NATIONWIDE  LEADERS  FUND

Class  A  Shares  symbol:  GULAX
Class  B  Shares  symbol:  GULBX
Class  C  Shares  symbol:  GULCX
Institutional  Service  Class  symbol:  GULIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 0.17%* versus 4.47% for its benchmark, the S&P 500 Index.

For broader comparison, the average return for this Fund's peer category (Multi-Cap Core Funds) was 3.89%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Despite weak economic growth and a jobless recovery, markets rebounded in April because of better-than-expected first-quarter profits and the successful resolution of the conflict in Iraq. Improved capital spending numbers during the first quarter of 2003 (for information processing equipment and software) also boosted investor sentiment.

Fund performance was hurt by an underweight position in technology stocks. Internet and communication equipment stocks rallied during the period, which caused some investors to speculate that these stocks were reaching "bubble" levels again. Fears about the possibility of reduced consumer spending hurt Fund holdings such as MBNA Corp., the consumer credit company; Maytag Corp., the appliance maker; and The Black & Decker Corp., the home tool and accessory maker.

Strong returns and sizable allocations (about 5%) to stocks such as St. Jude Medical, Inc., Eaton Corp., Dominion Resources, Inc., Fannie Mae and UnitedHealth Group, Inc. helped returns.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Top holdings included St. Jude Medical, Inc., the cardiac device manufacturer; Anheuser-Busch Cos., Inc., the domestic beer producer; Eaton Corp., the industrial manufacturer; Ecolab, Inc., the chemical cleaning products manufacturer; and The Goldman Sachs Group, Inc., the investment management firm.

We purchased UnitedHealth Group, Inc., The Goldman Sachs Group, Inc. and EchoStar Communications Corp. during the period. UnitedHealth Group, a health-care benefits administrator, was purchased due to its ability to help companies control their medical costs, which have been on the rise. Goldman Sachs was purchased to take advantage of the market recovery, while EchoStar Communications should gain from growing demand for direct-to-satellite TV products and services.

We reduced the Fund's consumer discretionary weighting and sold our positions in Brunswick Corp. and Maytag Corp. We also sold Novellus Systems, Inc. due to concerns about higher inventories within the technology sector.

HOW  IS  THE  FUND  POSITIONED?

Now that the conflict in Iraq has ended, investors are once again focusing on long-term economic fundamentals and corporate profits, which we believe will show improvement during the year.

The Fund is positioned for an economic recovery, with an overweighting in the industrials and material sectors. The Fund's global industrial holdings also should gain from the weaker dollar, which makes U.S. exports more attractive. We reduced our overweight in the consumer discretionary sector, based on concerns about consumer spending in light of the present higher unemployment rate and smaller wage gains. We continue to search for stocks that can deliver earnings growth during uncertain and volatile market conditions.

PORTFOLIO  MANAGER:  Simon  Melluish

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $2,365,154
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -14.72%       -4.68%
                              w/SC3     -19.64%       -8.83%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -15.46%       -5.42%
                              w/SC4     -19.68%       -8.26%
------------------------------------------------------------
Class C. . . . . . . . . . .  w/o SC2   -15.53%       -5.42%
                              w/SC5     -17.20%       -6.11%
------------------------------------------------------------
Institutional Service Class6            -14.74%       -4.57%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  28,  2001.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    A  1.00%  front-end  sales  charge  was  deducted. A CDSC of 1.00% was also deducted because it is charged when you sell Class C shares within the first year after purchase.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  CLASS
DATE                A          S&P 500     CPI
--------------------------------------------------
12/28/2001        9,425         10,000     10,000
10/31/2002        8,822          7,816     10,260
4/30/2003         8,838          8,166     10,496

Comparative performance of $10,000 invested in Class A shares of the Gartmore Nationwide Leaders Fund, S&P 500 Index (S&P 500)(a) and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 23

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  NATIONWIDE  LEADERS  FUND

COMMON  STOCKS  (98.0%)

                                          SHARES    VALUE
------------------------------------------------------------
CABLE TV (4.2%)
EchoStar Communications Corp. (b). . . .   3,400  $  101,864
                                                  ----------

------------------------------------------------------------
CAPITAL GOODS (12.4%)
Eaton Corp.. . . . . . . . . . . . . . .   1,600     131,312
Corp.. . . . . . . . . . . . . . . . . .   2,600      54,912
Parker Hannifin Corp.. . . . . . . . . .   2,800     113,904
                                                  ----------
                                                     300,128
                                                  ----------

------------------------------------------------------------
CHEMICALS (5.1%)
Ecolab, Inc. . . . . . . . . . . . . . .   2,400     122,616
                                                  ----------

------------------------------------------------------------
CONSUMER PRODUCTS (9.1%)
Black & Decker Corp. . . . . . . . . . .   2,500     103,125
Newell Rubbermaid, Inc.. . . . . . . . .   3,800     115,824
                                                  ----------
                                                     218,949
                                                  ----------

------------------------------------------------------------
FINANCIAL SERVICES (5.0%)
Goldman Sachs Group, Inc.. . . . . . . .   1,600     121,440
                                                  ----------

------------------------------------------------------------
FOOD & BEVERAGE (6.0%)
Anheuser-Busch Cos., Inc.. . . . . . . .   2,900     144,652
                                                  ----------

------------------------------------------------------------
HEALTHCARE (13.2%)
HCA, Inc.. . . . . . . . . . . . . . . .   1,300      41,730
St. Jude Medical, Inc. (b) . . . . . . .   3,000     157,380
UnitedHealth Group, Inc. . . . . . . . .   1,300     119,769
                                                  ----------
                                                     318,879
                                                  ----------

------------------------------------------------------------
INSURANCE (4.4%)
Allstate Corp. (The) . . . . . . . . . .   2,800     105,812
                                                  ----------

------------------------------------------------------------
MANUFACTURING (12.3%)
3M Co. . . . . . . . . . . . . . . . . .     600      75,624
Illinois Tool Works, Inc.. . . . . . . .   1,800     115,164
Nucor Corp.. . . . . . . . . . . . . . .   2,600     106,210
                                                  ----------
                                                     296,998
                                                  ----------

------------------------------------------------------------
MEDICAL INSTRUMENTS (4.5%)
Boston Scientific Corp. (b). . . . . . .   2,500     107,625
                                                  ----------

------------------------------------------------------------
MORTGAGE / ASSET BACKED OBLIGATIONS  (4.8%)
Fannie Mae . . . . . . . . . . . . . . .   1,600     115,824
                                                  ----------

------------------------------------------------------------
PAPER & FOREST PRODUCTS (4.5%)
Weyerhaeuser Co. . . . . . . . . . . . .   2,200     109,098
                                                  ----------

------------------------------------------------------------
RAILROADS (5.0%)
Norfolk Southern Corp. . . . . . . . . .   5,700     120,897
                                                  ----------

------------------------------------------------------------
UTILITIES (4.4%)
Dominion Resources, Inc. . . . . . . . .   1,800     106,524
                                                  ----------

------------------------------------------------------------
WASTE MANAGEMENT (3.1%)
Waste Management, Inc. . . . . . . . . .   3,400      73,848
                                                  ----------

TOTAL COMMON STOCKS                                2,365,154
                                                  ----------

TOTAL INVESTMENTS (COST $2,310,745) (A)
  - 98.0%                                          2,365,154

OTHER ASSETS IN EXCESS OF LIABILITIES -
  2.0%                                                47,389
                                                  ----------

NET ASSETS - 100.0%                               $2,412,543
                                                  ----------
                                                  ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
24     SEMIANNUAL  REPORT  2003

GARTMORE  U.S.  GROWTH  LEADERS  FUND

Class  A  Shares  symbol:  GXXAX
Class  B  Shares  symbol:  GXXBX
Class  C  Shares  symbol:  GXXCX
Institutional  Service  Class  symbol:  GXXIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund outperformed, returning 14.21%* versus 11.77% and 4.47% for its benchmarks, respectively, the Nasdaq 100 Index and the S&P 500 Index.

For broader comparison, the average return for this Fund's peer category (Multi-Cap Growth) was 4.44%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Stock market and economic performance were dictated to an unusual extent by geopolitical events. For example, the equity markets fell amid the uncertainties in the run-up to war and rose after it became apparent that the war would end relatively quickly. As the Fund's stellar performance indicates, however, individual opportunities that offered stronger-than-average growth were still available.

The Fund significantly outperformed both of its benchmarks because of quality stock selection and strong sector allocation decisions. The stocks that represented the top five contributors to return, for example, made up 13.69% of the portfolio and added a full 7.5% to performance. On a sector allocation level, the Fund had 15.10% less technology holdings than the Nasdaq 100 Index. Yet these holdings performed better than those of this Index and contributed almost as much to the Fund's return as the Index's much higher technology allocation did to it.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Among the Fund's largest positions were The Gap, Inc. and Target Corp. (representing 4.15% and 3.79%, respectively). The Gap was a major contributor to Fund performance, adding 1.71% to return as it continued to experience strong same store sales growth. Target, an upscale discount retail chain, is expected to perform well in the future because it offers higher-end discretionary items whose sales should benefit as the economic picture improves.

The Fund recently bought shares of Genzyme Corp., a firm that won FDA approval to market a new drug for Fabry disease, a rare genetic disorder, just before the end of the period; it is expecting approval of another drug soon. The Fund sold shares of Applebee's International, Inc. The restaurant firm performed well, yet the managers sold this stock because, with its lofty valuation, it was no longer one of their best picks.

HOW  IS  THE  FUND  POSITIONED?

We believe that the impetus for growth will come slightly more from capital spending and less from consumer spending than in the past (although we don't believe consumer spending will dry up). The Fund maintains a sizable exposure to the information technology sector, particularly semiconductor equipment and products.

We have raised the Fund's exposure to economically sensitive financials stocks. We believe that they will perform well as the economy improves. It is a stock picker's market, and we plan to profit from individual stock selection based on company fundamentals of industry leaders.

PORTFOLIO  MANAGER:  Christopher  Baggini,  CFA  and  Aaron  Harris

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $4,514,921
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2    -4.13%      -13.78%
                              w/SC3      -9.65%      -15.57%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2    -4.95%      -14.41%
                              w/SC4      -9.71%      -15.29%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2    -5.07%      -14.22%
                              w/SC6      -7.02%      -14.52%
------------------------------------------------------------
Institutional Service Class7             -3.95%      -13.50%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  June  30,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                  S&P
DATE                CLASS A       500     CPI
----------------------------------------------
6/30/2000.           9,425      10,000  10,000
10/31/2000          10,971       9,861  10,099
10/31/2001           5,945       7,405  10,313
10/31/2002           5,422       6,287  10,522
4/30/2003.           6,192       6,568  10,764

Comparative performance of $10,000 invested in Class A shares of the Gartmore U.S. Growth Leaders Fund, S&P 500 Index (S&P 500)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 25

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)
GARTMORE  U.S.  GROWTH  LEADERS  FUND

COMMON  STOCKS  (93.1%)

                                          SHARES    VALUE
------------------------------------------------------------
AEROSPACE/DEFENSE (3.0%)
Lockheed Martin Corp.. . . . . . . . . .   2,900  $  145,145
                                                  ----------

------------------------------------------------------------
AUTOMOTIVE (3.4%)
Advance Auto Parts, Inc. (b) . . . . . .   3,300     164,142
                                                  ----------

------------------------------------------------------------
BANKS (3.0%)
Wells Fargo & Co.. . . . . . . . . . . .   3,000     144,780
                                                  ----------

------------------------------------------------------------
BROADCAST MEDIA/CABLE TELEVISION (7.4%)
AOL Time Warner, Inc. (b). . . . . . . .  12,700     173,736
Clear Channel Communications, Inc. (b) .   4,700     183,817
                                                  ----------
                                                     357,553
                                                  ----------

------------------------------------------------------------
COMPUTER EQUIPMENT (6.7%)
Dell Computer Corp. (b). . . . . . . . .   5,000     144,550
EMC Corp. (b). . . . . . . . . . . . . .  19,600     178,164
                                                  ----------
                                                     322,714
                                                  ----------

------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (14.4%)
Affiliated Computer Services, Inc.
  Class A (b) . . . . . . . . . . . . .    3,000     143,100
Cognos, Inc. (b) . . . . . . . . . . . .   6,550     177,767
Mercury Interactive Corp. (b). . . . . .   4,200     142,548
Symantec Corp. (b) . . . . . . . . . . .   5,450     239,527
                                                  ----------
                                                     702,942
                                                  ----------

------------------------------------------------------------
FINANCIAL SERVICES (6.2%)
Capital One Financial Corp.. . . . . . .   3,000     125,610
Citigroup, Inc.. . . . . . . . . . . . .   4,500     176,625
                                                  ----------
                                                     302,235
                                                  ----------

------------------------------------------------------------
FOOD & BEVERAGE (3.0%)
PepsiCo, Inc.. . . . . . . . . . . . . .   3,400     147,152
                                                  ----------

------------------------------------------------------------
INSURANCE (3.2%)
American International Group, Inc. . . .   2,700     156,465
                                                  ----------

------------------------------------------------------------
MEDICAL PRODUCTS (10.3%)
Amgen, Inc. (b). . . . . . . . . . . . .   2,700     165,537
Genzyme Corp. (b). . . . . . . . . . . .   4,100     165,148
Merck & Co., Inc.. . . . . . . . . . . .   2,900     168,722
                                                  ----------
                                                     499,407
                                                  ----------

------------------------------------------------------------
RETAIL (12.5%)
Lowe's Companies, Inc. . . . . . . . . .   5,000     219,450
Target Corp. . . . . . . . . . . . . . .   5,500     183,920
The Gap, Inc.. . . . . . . . . . . . . .  12,100     201,223
                                                  ----------
                                                     604,593
                                                  ----------

------------------------------------------------------------
SEMICONDUCTORS (12.9%)
Agere Systems, Inc. Class A (b). . . . .  80,000     143,200
Emulex Corp. (b) . . . . . . . . . . . .   8,000     163,920
Intel Corp.. . . . . . . . . . . . . . .   8,450     155,480
Novellus Systems, Inc. (b) . . . . . . .   5,800     162,632
                                                  ----------
                                                     625,232
                                                  ----------

------------------------------------------------------------
TELECOMMUNICATIONS (7.1%)
Nokia Corp.. . . . . . . . . . . . . . .  11,650     193,041
Verizon Communications, Inc. . . . . . .   4,000     149,520
                                                  ----------
                                                     342,561
                                                  ----------

TOTAL COMMON STOCKS                                4,514,921
                                                  ----------

TOTAL INVESTMENTS (COST $4,156,941) (A)
  - 93.1%                                          4,514,921

OTHER ASSETS IN EXCESS OF LIABILITIES -
  6.9%                                               336,855
                                                  ----------

NET ASSETS - 100.0%                               $4,851,776
                                                  ----------
                                                  ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
26 SEMIANNUAL REPORT 2003

GARTMORE  WORLDWIDE  LEADERS  FUND

Class  A  Shares  symbol:  GLLAX
Class  B  Shares  symbol:  GLLBX
Class  C  Shares  symbol:  GLLCX
Institutional  Service  Class  symbol:  GLLSX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned -4.00%* versus 3.88% for its benchmark, the Morgan Stanley Capital International (MSCI) World Index.

For broader comparison, the average return for this Fund's peer category (Global Funds) was 1.81%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Volatility dominated global equity markets during the past six months, reflecting rising geopolitical turmoil ahead of the conflict in Iraq, and the resultant fall in consumer confidence. However, equities rebounded in April after the successful resolution of the war in Iraq, which boosted investor confidence.

Stock selection within the information technology and consumer discretionary sectors hurt portfolio returns. Within the Index, communications equipment and Internet stocks rallied, based on low valuations and increasing Internet usage, respectively. The Fund was underweight in communication equipment stocks, which hurt returns. The Fund's Internet stock-Korean software firm NCSoft Corp.-fell along with the Korean market because of the government's crackdown on financial reporting and fears about the spread of the SARS illness.

The  Fund's  consumer  discretionary  stocks such as Bayerische Motoren Werke AG
(BMW) and Newell Rubbermaid, Inc. detracted from returns. BMW declined on fears about reductions in consumer spending, while investor rotation out of consumer staples names into more high-growth stocks hurt Newell Rubbermaid.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Among the Fund's top holdings were Microsoft Corp., which fell 4% during the period, based on concerns about future computer sales; St. Jude Medical, Inc., a cardiac rhythm device manufacturer, which gained 47% on strong demand from an aging population for its cardiac-related products; and JetBlue Airways Corp., which was up 17% due to improved traffic flow and market share gains.

Fund purchases included Man Group PLC, the U.K. hedge fund manager, which has gained from volatile markets, and Vodafone Group PLC, which was purchased because of its successful new product introductions and better-than-expected demand.

Sales included Dixons Group PLC, the U.K. electronics retailer, based on concerns about the strength of consumer spending. We also sold J.P. Morgan Chase & Co. because of its higher expenses, which we expect will erode profits.

HOW  IS  THE  FUND  POSITIONED?

Given the present uncertain market conditions, we are increasing high-beta names (those that move more than the market) during rallies and selling these positions when we see a chance to realize profits.

Regarding the Fund's country weightings, we are overweight in the United Kingdom and the United States, because we have the greatest conviction that the recovery is under way in those markets. We also have an overweight position in Emerging Markets, because we believe we will find the strongest economic and profit growth in that region. We are underweight in Europe and Japan due to weak economic conditions in those regions.

PORTFOLIO  MANAGER:  Gartmore  Global  Partners  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $3,430,713
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -19.88%      -21.30%
                              w/SC3     -24.46%      -23.03%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -20.43%      -21.87%
                              w/SC4     -24.41%      -22.75%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -20.34%      -21.70%
                              w/SC6     -21.97%      -21.99%
------------------------------------------------------------
Institutional Service Class7            -19.61%      -21.03%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  August  30,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                        CLASS     MSCI
DATE                      A       WORLD    CPI
------------------------------------------------
8/30/2000.              9,425    10,000  10,000
10/31/2000              8,596     9,312  10,069
10/31/2001              5,900     6,962  10,284
10/31/2002              5,184     5,952  10,492
4/30/2003.              4,976     6,183  10,733

Comparative performance of $10,000 invested in Class A shares of the Gartmore Worldwide Leaders Fund, the Morgan Stanley Capital International World Index (MSCI World)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI World is an index that has developing countries' securities and represents the local market of that security.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 27

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  WORLDWIDE  LEADERS  FUND

COMMON  STOCKS  (79.3%)

                                         SHARES   VALUE
--------------------------------------------------------
AUSTRALIA (1.7%)

MULTI-MEDIA (1.7%)
The News Corp. Ltd.                      10,400  $74,035
                                                --------

--------------------------------------------------------
FINLAND (2.4%)
OIL & GAS (2.4%)
Fortum Oyj                               14,200  101,898
                                                --------

--------------------------------------------------------
FRANCE (1.4%)

BANKING (1.4%)
Societe Generale                         1,000    61,157
                                                --------

--------------------------------------------------------
GERMANY (4.4%)

BANKING (1.4%)
Deutsche Bank AG                         1,200    61,871
                                                --------

TELECOMMUNICATIONS (3.0%)
Deutsche Telekom AG                      9,500   127,012
                                                --------
                                                 188,883
                                                --------

--------------------------------------------------------
ISRAEL (1.9%)

PHARMACEUTICALS (1.9%)
Teva Pharmaceutical Industries Ltd.
  ADR                                    1,750    81,725
                                                --------

--------------------------------------------------------
ITALY (2.3%)

BANKING (2.3%)
Banca Nazionale del Lavoro SpA (b)       60,900   98,684
                                                --------

--------------------------------------------------------
JAPAN (6.0%)

BUILDING & CONSTRUCTION (2.9%)
Asahi Glass Co. Ltd.                     23,000  122,464
                                                --------

RETAIL (1.3%)
Marui Co., Ltd.                          6,800    56,619
                                                --------

TELECOMMUNICATIONS (1.8%)
NTT DoCoMo, Inc.                           38     78,383
                                                --------
                                                 257,466
                                                --------

--------------------------------------------------------
NETHERLANDS (1.2%)

INSURANCE (1.2%)
ING Groep NV                             3,100    50,337
                                                --------

--------------------------------------------------------
NORWAY (1.7%)

OIL & GAS (1.7%)
Statoil ASA                              8,900    70,586
                                                --------

--------------------------------------------------------
TAIWAN (4.4%)

ELECTRONICS (1.6%)
Optronics Corp. ADR (b)                  13,000   67,600
                                                --------

SEMICONDUCTORS (2.8%)
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR (b)                           14,600  122,202
                                                --------
                                                 189,802
                                                --------

--------------------------------------------------------
UNITED KINGDOM (11.4%)

BANKING (3.1%)
HSBC Holdings PLC                        5,900    64,640
Lloyds TSB Group PLC                     10,600   69,714
                                                --------
                                                 134,354
                                                --------

BUILDING & CONSTRUCTION (3.3%)
George Wimpey PLC                        34,400  137,450
                                                --------

INSURANCE (0.9%)
Wellington Underwriting PLC (b)          26,221   36,478
                                                --------

TELECOMMUNICATIONS (3.0%)
Vodafone Group PLC                       65,900  130,076
                                                --------

TRANSPORTATION (1.1%)
National Express Group PLC               6,200    47,861
                                                --------
                                                 486,219
                                                --------

--------------------------------------------------------
UNITED STATES (40.5%)

AIRLINES (2.8%)
JetBlue Airways Corp. (b)                3,750   117,863
                                                --------

COMPUTER SOFTWARE (6.7%)
Dell Computer Corp. (b)                  4,300   124,313
Microsoft Corp.                          6,500   166,205
                                                --------
                                                 290,518
                                                --------

COSMETICS/PERSONAL CARE (2.3%)
Colgate-Palmolive Co                     1,700    97,189
                                                --------

DIVERSIFIED MANUFACTURING OPERATIONS (1.4%)
Tyco International Ltd.                  3,900    60,840
                                                --------

FINANCIAL SERVICES (3.0%)
Federated Investors, Inc.                2,300    62,767
Merrill Lynch & Co., Inc.                1,600    65,680
                                                --------
                                                 128,447
                                                --------

HOME FURNISHING (2.5%)
Newell Rubbermaid, Inc.                  3,500   106,680
                                                --------

INSURANCE (6.1%)
Allstate Corp. (The)                     3,200   120,928
Platinum Underwriters Holdings, Inc.     2,900    76,705
RenaissanceRe Holdings                   1,500    66,435
                                                --------
                                                 264,068
                                                --------

--------------------------------------------------------------------------------
28 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES    VALUE
------------------------------------------------------------
UNITED STATES (continued)

INTERNET SERVICES (3.7%)
Amazon.com, Inc. (b) . . . . . . . . . .   3,700  $  106,079
USA Interactive (b). . . . . . . . . . .   1,700      50,915
                                                  ----------
                                                     156,994
                                                  ----------

MEDICAL INSTRUMENTS (3.2%)
St. Jude Medical, Inc. (b) . . . . . . .   2,600     136,396
                                                  ----------

MEDICAL PRODUCTS (2.2%)
Johnson & Johnson. . . . . . . . . . . .   1,700      95,812
                                                  ----------

PHARMACEUTICALS (3.2%)
Pfizer, Inc. . . . . . . . . . . . . . .   4,400     135,300
                                                  ----------

RETAIL (1.6%)
Home Depot, Inc. (The) . . . . . . . . .   2,400      67,512
                                                  ----------

SEMICONDUCTORS (1.8%)
Applied Materials, Inc. (b). . . . . . .   5,200      75,920
                                                  ----------
                                                   1,733,539
                                                  ----------

TOTAL COMMON STOCKS                                3,394,331
                                                  ----------

PREFERRED STOCKS (0.9%)
------------------------------------------------------------
GERMANY (0.9%)

AUTOMOTIVE (0.9%)
Porsche AG . . . . . . . . . . . . . . .     100  $   36,382
                                                  ----------

TOTAL PREFERRED STOCKS                                36,382
                                                  ----------

TOTAL INVESTMENTS (COST $3,254,623) (A)            3,430,713
  - 80.2%

OTHER ASSETS IN EXCESS OF LIABILITIES -
  19.8%                                              847,352
                                                  ----------

NET ASSETS - 100.0%                               $4,278,065
                                                  ----------
                                                  ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt

At April 30, 2003, the Fund's open forward foreign currency contracts were as follows:

                                                       UNREALIZED
                 DELIVERY  CONTRACT                   APPRECIATION
CURRENCY           DATE      VALUE    MARKET VALUE   (DEPRECIATION)
--------------------------------------------------------------------
LONG
CONTRACTS:
Euro. . . . . .   5/06/03  $  60,972  $      61,128  $          156
SHORT
CONTRACTS:
Japanese Yen. .   5/01/03  $  50,477  $      50,942  $         (465)
--------------------------------------------------------------------
TOTAL CONTRACTS                                      $         (309)
                                                     ---------------
                                                     ---------------

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                   MARKET VALUE     UNREALIZED
NUMBER OF  LONG                     COVERED BY     APPRECIATION
CONTRACTS  CONTRACTS*  EXPIRATION    CONTRACTS    (DEPRECIATION)
-----------------------------------------------------------------
3          S & P 500.     6/21/03  $     687,075  $        11,730

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 29

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


                                                       GARTMORE              GARTMORE              GARTMORE
                                                  NATIONWIDE LEADERS    U.S. GROWTH LEADERS    WORLDWIDE LEADERS
                                                         FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
   (cost $2,310,745; $4,156,941
  and $3,254,623; respectively) . . . . . . . .  $         2,365,154   $          4,514,921   $        3,430,713
Cash. . . . . . . . . . . . . . . . . . . . . .                    -                328,268              829,707
Foreign currency, at value
  (cost $0; $0 and $3,095;
  respectively). . . . . . . . . . . . . . . .                     -                      -                3,095
Interest and dividends receivable . . . . . . .                3,793                    199               10,301
Receivable for capital shares issued. . . . . .                    -                  4,278                    -
Receivable for investments sold . . . . . . . .               51,064                475,559              202,341
Unrealized appreciation on forward
  foreign currency contracts. . . . . . . . . .                    -                      -                  156
Receivable from adviser . . . . . . . . . . . .                5,462                  3,838                3,504
Reclaims receivable . . . . . . . . . . . . . .                    -                      -                4,877
Prepaid expenses and
  other assets. . . . . . . . . . . . . . . . .               12,234                 17,790               21,233
-----------------------------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . . . . . . . .            2,437,707              5,344,853            4,505,927
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . . . . .               21,895                      -                    -
Payable for investments purchased . . . . . . .                    -                484,771              221,482
Unrealized depreciation on forward
  foreign currency contracts. . . . . . . . . .                    -                      -                  465
Accrued expenses and other payables
Investment advisory fees. . . . . . . . . . . .                1,720                  3,135                2,796
Fund administration and transfer
  agent fees. . . . . . . . . . . . . . . . . .                  597                    886                  671
Distribution fees . . . . . . . . . . . . . . .                  648                  1,179                1,050
Administrative servicing fees . . . . . . . . .                  113                    206                   38
Other . . . . . . . . . . . . . . . . . . . . .                  191                  2,900                1,360
-----------------------------------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . . . . . . . .               25,164                493,077              227,862
-----------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . .  $         2,412,543   $          4,851,776   $        4,278,065
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . .  $         2,694,679   $          6,551,635   $        6,603,948
Accumulated net investment
   income (loss). . . . . . . . . . . . . . . .                  122                (19,174)               7,119
Accumulated net realized gains
  (losses) from investment,
  futures and foreign currency
  transactions. . . . . . . . . . . . . . . . .             (336,667)            (2,038,665)          (2,521,574)
Net unrealized appreciation
  (depreciation) on investments,
  futures and translation of assets
  and liabilities denominated in
  foreign currencies. . . . . . . . . . . . . .               54,409                357,980              188,572
-----------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . .  $         2,412,543   $          4,851,776   $        4,278,065
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares. . . . . . . . . . . . . . . . .  $           900,960   $          2,038,593   $        2,229,500
Class B Shares. . . . . . . . . . . . . . . . .              334,678                957,922              933,134
Class C Shares. . . . . . . . . . . . . . . . .              244,807                 94,570               15,819
Institutional Service Class Shares. . . . . . .              932,098              1,760,691            1,099,612
Total . . . . . . . . . . . . . . . . . . . . .  $         2,412,543   $          4,851,776   $        4,278,065
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
(unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . . . . .               95,488                325,295              422,265
Class B Shares. . . . . . . . . . . . . . . . .               35,730                155,900              180,041
Class C Shares. . . . . . . . . . . . . . . . .               26,133                 15,296                3,038
Institutional Service Class Shares. . . . . . .               98,645                278,015              206,373
Total . . . . . . . . . . . . . . . . . . . . .              255,996                774,506              811,717
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . . . . .  $              9.44   $               6.27   $             5.28
Class B Shares (a). . . . . . . . . . . . . . .  $              9.37   $               6.14   $             5.18
Class C Shares (b). . . . . . . . . . . . . . .  $              9.37   $               6.18   $             5.21
Institutional Service Class Shares. . . . . . .  $              9.45   $               6.33   $             5.33
MAXIMUM OFFERING PRICE PER SHARE
  (100%/(100% - maxiumum sales charge) of net
  asset value adjusted to the nearest cent):
Class A Shares. . . . . . . . . . . . . . . . .  $             10.02   $               6.65   $             5.60
Class C Shares. . . . . . . . . . . . . . . . .  $              9.46   $               6.24   $             5.26
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge -
  Class A Shares. . . . . . . . . . . . . . . .                 5.75%                  5.75%                5.75%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge -
  Class C Shares. . . . . . . . . . . . . . . .                 1.00%                  1.00%                1.00%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year. See notes to financial statements.

--------------------------------------------------------------------------------
30 SEMIANNUAL REPORT 2003

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)


                                           GARTMORE      GARTMORE      GARTMORE
                                          NATIONWIDE    U.S. GROWTH    WORLDWIDE
                                           LEADERS        LEADERS       LEADERS
                                             FUND          FUND          FUND
---------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . .  $       843   $      1,196   $      314
Dividend income
  (net of foreign withholding tax
  of $0; $0 and $2,671; respectively) .       21,888          9,899       30,312
---------------------------------------------------------------------------------
Total Income. . . . . . . . . . . . . .       22,731         11,095       30,626
---------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . .       10,229         16,908       15,328
Fund administration and
   transfer agent fees . . . . . . . .         6,255          6,241        7,126
Distribution fees Class A . . . . . . .        1,108          2,005        1,340
Distribution fees Class B . . . . . . .        1,579          3,920        4,481
Distribution fees Class C . . . . . . .        1,182            159           87
Administrative servicing fees Class A .            -            114           18
Administrative servicing fees
  Institutional Service Class . . . . .          768            939          276
Registration and filing fees. . . . . .       26,002         17,429       15,171
Printing fees . . . . . . . . . . . . .          644          5,187        1,625
Other . . . . . . . . . . . . . . . . .          421            450          491
---------------------------------------------------------------------------------
Total expenses before reimbursed
  expenses. . . . . . . . . . . . . . .       48,188         53,352       45,943
Expenses reimbursed . . . . . . . . . .      (29,911)       (23,083)     (18,282)
---------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . . . .       18,277         30,269       27,661
---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS). . . . . .        4,454        (19,174)       2,965
---------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES)
   FROM INVESTMENTS:
Net realized gains (losses)
  on investment transactions . . . . .      (272,031)       323,404     (150,276)
Net realized gains (losses)
  on futures transactions . . . . . .              -              -        5,608
Net realized gains (losses)
  on foreign currency transactions . .             -              -      (88,048)
---------------------------------------------------------------------------------
Net realized gains (losses)
  on investment, futures,
  and foreign currency transactions . .     (272,031)       323,404     (232,716)
Net change in unrealized appreciation/
  depreciation on investments,
  futures and translation of assets
and liabilities denominated in
  foreign currencies. . . . . . . . . .      264,752        166,204      133,052
---------------------------------------------------------------------------------
Net realized/unrealized gains (losses)
  on investments, futures and
  foreign currencies. . . . . . . . . .       (7,279)       489,608      (99,664)
---------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . .   $    (2,825)  $    470,434   $  (96,699)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 31

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        GARTMORE                      GARTMORE                        GARTMORE
                                NATIONWIDE  LEADERS  FUND     U.S.  GROWTH  LEADERS  FUND     WORLDWIDE  LEADERS  FUND
----------------------------------------------------------------------------------------------------------------------------
                                  SIX MONTHS      PERIOD       SIX MONTHS       YEAR        SIX MONTHS ENDED       YEAR
                                    ENDED          ENDED         ENDED          ENDED          APRIL 30,           ENDED
                                  APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,          2003          OCTOBER 31,
                                     2003        2002 (A)         2003          2002                               2002
----------------------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                  (UNAUDITED)                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). .  $     4,454   $      1,052   $   (19,174)  $    (39,899)  $           2,965   $     (5,315)
Net realized gains (losses)
  on investment, futures
  and foreign currency
  transactions . . . . . . . .       (272,031)       (64,636)      323,404       (574,350)           (232,716)    (1,470,076)
Net change in unrealized
  appreciation/depreciation
  on investments, futures and
  translation of assets and
  liabilities denominated in
  foreign currencies. . . . . .      264,752       (210,343)      166,204        215,122             133,052      1,029,657
----------------------------------------------------------------------------------------------------------------------------
Change in net assets
  resulting from operations. .        (2,825)      (273,927)      470,434       (399,127)            (96,699)      (445,734)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS FROM:
Net investment income . . . . .       (3,467)          (580)            -              -                   -              -
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS FROM:
Net investment income . . . . .         (477)             -             -              -                   -              -
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS FROM:
Net investment income . . . . .         (368)             -             -              -                   -              -
DISTRIBUTIONS TO INSTITUTIONAL
  SERVICE CLASS SHAREHOLDERS FROM:
Net investment income . . . . .       (3,661)          (660)            -              -                   -              -
----------------------------------------------------------------------------------------------------------------------------
Change in net assets
  from shareholder
  distributions . . . . . . . .       (7,973)        (1,240)            -              -                   -              -
----------------------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . .      192,834      2,505,674     1,437,718        917,301           1,240,785        364,889
  from capital transactions
----------------------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . .      182,036      2,230,507     1,908,152        518,174           1,144,086        (80,845)
NET ASSETS:
Beginning of period . . . . . .    2,230,507              -     2,943,624      2,425,450           3,133,979      3,214,824
----------------------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . .  $ 2,412,543   $  2,230,507   $ 4,851,776   $  2,943,624   $       4,278,065   $  3,133,979
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002. See notes to financial statements.

--------------------------------------------------------------------------------
32 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  NATIONWIDE  LEADERS  FUND


                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00          0.02          (0.55)       (0.53)       (0.01)          (0.01)  $        9.46
  October 31, 2002 (d)
  Six Months Ended . .  $        9.46          0.02              -         0.02        (0.04)          (0.04)  $        9.44
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.05)         (0.55)       (0.60)           -               -   $        9.40
  October 31, 2002 (d)
Six Months Ended . . .  $        9.40         (0.02)             -        (0.02)       (0.01)          (0.01)  $        9.37
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00         (0.05)         (0.55)       (0.60)           -               -   $        9.40
  October 31, 2002 (d)
Six Months Ended . . .  $        9.40         (0.02)             -        (0.02)       (0.01)          (0.01)  $        9.37
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.03          (0.55)       (0.52)       (0.01)          (0.01)  $        9.47
  October 31, 2002 (d)
Six Months Ended . . .  $        9.47          0.02              -         0.02        (0.04)          (0.04)  $        9.45
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                       NET ASSETS    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       AT END OF     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         PERIOD     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         (000S)         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)                   ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (5.34%) (e)  $        891    1.45% (f)      0.23% (f)        4.93% (f)        (3.25%) (f)        60.54%
  October 31, 2002 (d)
  Six Months Ended . .    0.17% (e)  $        901    1.45% (f)      0.54% (f)        4.08% (f)        (2.09%) (f)        46.70%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (6.00%) (e)  $        317    2.20% (f)    (0.58%) (f)        5.78% (f)        (4.16%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .  (0.17%) (e)  $        335    2.20% (f)    (0.20%) (f)        4.83% (f)        (2.84%) (f)        46.70%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (6.00%) (e)  $        243    2.21% (f)    (0.60%) (f)        5.80% (f)        (4.19%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .  (0.17%) (e)  $        245    2.20% (f)    (0.20%) (f)        4.83% (f)        (2.83%) (f)        46.70%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (5.23%) (e)  $        778    1.32% (f)      0.39% (f)        4.74% (f)        (3.03%) (f)        60.54%
  October 31, 2002 (d)
Six Months Ended . . .    0.21% (e)  $        932    1.38% (f)      0.62% (f)        4.02% (f)        (2.01%) (f)        46.70%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date the net asset value was $10.11 per share for all classes which resulted in returns of (6.37%), (7.02%), (7.02%) and (6.26%) for Class A shares, Class B shares, Class C shares and Institutional Service Class shares, respectively.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 33

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  U.S.  GROWTH  LEADERS  FUND

                                                      INVESTMENT
                                                       ACTIVITIES                     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.01)          1.65         1.64          -               -   $       11.64
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.64         (0.08)         (5.13)       (5.21)     (0.41)          (0.41)  $        6.02
  October 31, 2001
Year Ended . . . . . .  $        6.02         (0.07)         (0.46)       (0.53)         -               -   $        5.49
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.49         (0.03)          0.81         0.78          -               -   $        6.27

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.03)          1.65         1.62          -               -   $       11.62
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.62         (0.11)         (5.14)       (5.25)     (0.41)          (0.41)  $        5.96
  October 31, 2001
Year Ended . . . . . .  $        5.96         (0.12)         (0.44)       (0.56)         -               -   $        5.40
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.40         (0.05)          0.79         0.74          -               -   $        6.14

CLASS C SHARES
Period Ended . . . . .  $        6.45         (0.04)         (0.41)       (0.45)         -               -   $        6.00
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.00         (0.12)         (0.44)       (0.56)         -               -   $        5.44
  October 31, 2002 (f)
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .  $        5.44         (0.05)          0.79         0.74          -               -   $        6.18

INSTITUTIONAL SERVICE
  CLASS SHARES
Period Ended . . . . .  $       10.00             -           1.66         1.66          -               -   $       11.66
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.66         (0.06)         (5.13)       (5.19)     (0.41)          (0.41)  $        6.06
  October 31, 2001
Year Ended . . . . . .  $        6.06         (0.06)         (0.46)       (0.52)         -               -   $        5.54
  October 31, 2002 (f)
Six Months Ended . . .  $        5.54         (0.02)          0.81         0.79          -               -   $        6.33
   April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                   RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   16.40% (g)  $      1,411    1.20% (h)    (0.30%) (h)        8.29% (h)        (7.39%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (45.81%)  $      1,195        1.60%        (1.04%)            7.91%            (7.35%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (8.80%)  $      1,356        1.57%        (1.20%)            3.04%            (2.67%)       773.95%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   14.21% (g)  $      2,039    1.56% (h)    (0.94%) (h)        2.87% (h)        (2.24%) (h)       402.75%

CLASS B SHARES
Period Ended . . . . .   16.20% (g)  $        804    1.70% (h)    (0.83%) (h)        9.20% (h)        (8.33%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (46.25%)  $        772        2.20%        (1.66%)            8.84%            (8.30%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (9.40%)  $        719        2.26%        (1.89%)            3.88%            (3.51%)       773.95%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   13.70% (g)  $        958    2.30% (h)    (1.68%) (h)        3.60% (h)        (2.98%) (h)       402.75%

CLASS C SHARES
Period Ended . . . . .  (6.98%) (g)  $          9    2.20% (h)    (1.77%) (h)        9.87% (h)        (9.44%) (h)       944.67%
  October 31, 2001 (e)
Year Ended . . . . . .      (9.33%)  $         16        2.27%        (1.89%)            3.69%            (3.31%)       773.95%
  October 31, 2002 (f)
Six Months Ended
  April 30, 2003
  (Unaudited) (f). . .   13.60% (g)  $         95    2.30% (h)    (1.67%) (h)        3.52% (h)        (2.89%) (h)       402.75%

INSTITUTIONAL SERVICE
  CLASS SHARES
Period Ended . . . . .   16.60% (g)  $        777    0.75% (h)      0.12% (h)        8.14% (h)        (7.27%) (h)       124.62%
  October 31, 2000 (d)
Year Ended . . . . . .     (45.55%)  $        449        1.30%        (0.75%)            7.39%            (6.84%)       944.67%
  October 31, 2001
Year Ended . . . . . .      (8.58%)  $        853        1.32%        (0.95%)            2.52%            (2.15%)       773.95%
  October 31, 2002 (f)
Six Months Ended . . .   14.26% (g)  $      1,761    1.46% (h)    (0.84%) (h)        2.75% (h)        (2.13%) (h)       402.75%
   April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g)  Not  annualized.
(h)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
34 SEMIANNUAL REPORT 2003

GARTMORE  WORLDWIDE  LEADERS  FUND

                                                 INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                        ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00             -          (0.88)       (0.88)  $     9.12   (8.80%) (f)  $      1,542
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.12         (0.01)         (2.85)       (2.86)  $     6.26      (31.36%)  $      1,096
  October 31, 2001
Year Ended . . . . . .  $        6.26             -          (0.76)       (0.76)  $     5.50      (12.14%)  $      1,046
  October 31, 2002
Six Months Ended . . .  $        5.50             -          (0.22)       (0.22)  $     5.28   (4.00%) (f)  $      2,230
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00             -          (0.89)       (0.89)  $     9.11   (8.90%) (f)  $      1,519
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.11         (0.06)         (2.85)       (2.91)  $     6.20      (31.94%)  $      1,051
  October 31, 2001
Year Ended . . . . . .  $        6.20         (0.04)         (0.75)       (0.79)  $     5.41      (12.74%)  $        936
  October 31, 2002
Six Months Ended . . .  $        5.41         (0.01)         (0.22)       (0.23)  $     5.18   (4.25%) (f)  $        933
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.77         (0.02)         (1.52)       (1.54)  $     6.23  (19.82%) (f)  $         20
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.23         (0.04)         (0.75)       (0.79)  $     5.44      (12.68%)  $         19
  October 31, 2002
Six Months Ended . . .  $        5.44         (0.01)         (0.22)       (0.23)  $     5.21   (4.23%) (f)  $         16
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.01          (0.89)       (0.88)  $     9.12   (8.80%) (f)  $      1,521
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.12          0.01          (2.84)       (2.83)  $     6.29      (31.03%)  $      1,048
  October 31, 2001
Year Ended . . . . . .  $        6.29          0.01          (0.76)       (0.75)  $     5.54      (11.92%)  $      1,133
  October 31, 2002
Six Months Ended . . .  $        5.54          0.01          (0.22)       (0.21)  $     5.33   (3.79%) (f)  $      1,100
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                      RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                                                       RATIO OF NET
                                     RATIO OF NET      RATIO OF         INVESTMENT
                         RATIO OF     INVESTMENT       EXPENSES           INCOME
                         EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                        TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                            NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                          ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
----------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    1.68% (g)      0.05% (g)        6.74% (g)        (5.01%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        1.75%        (0.19%)            5.71%            (4.15%)        34.57%
  October 31, 2001
Year Ended . . . . . .        1.69%        (0.03%)            2.60%            (0.94%)       467.35%
  October 31, 2002
Six Months Ended . . .    1.65% (g)      0.41% (g)        2.84% (g)        (0.78%) (g)       225.66%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    2.26% (g)    (0.53%) (g)        7.47% (g)        (5.74%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        2.35%        (0.78%)            6.47%            (4.90%)        34.57%
  October 31, 2001
Year Ended . . . . . .        2.39%        (0.72%)            3.36%            (1.69%)       467.35%
  October 31, 2002
Six Months Ended . . .    2.40% (g)    (0.41%) (g)        3.60% (g)        (1.61%) (g)       225.66%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .    2.35% (g)    (1.04%) (g)        7.40% (g)        (6.09%) (g)        34.57%
  October 31, 2001 (e)
Year Ended . . . . . .        2.39%        (0.71%)            3.41%            (1.73%)       467.35%
  October 31, 2002
Six Months Ended . . .    2.40% (g)    (0.44%) (g)        3.61% (g)        (1.65%) (g)       225.66%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    1.36% (g)      0.37% (g)        6.45% (g)        (4.72%) (g)        21.59%
  October 31, 2000 (d)
Year Ended . . . . . .        1.42%          0.13%            5.44%            (3.89%)        34.57%
  October 31, 2001
Year Ended . . . . . .        1.42%          0.25%            2.34%            (0.67%)       467.35%
  October 31, 2002
Six Months Ended . . .    1.45% (g)      0.49% (g)        2.65% (g)        (0.71%) (g)       225.66%
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 35

GARTMORE  EMERGING  MARKETS  FUND

Class  A  Shares  symbol:  GEGAX
Class  B  Shares  symbol:  GEGBX
Class  C  Shares  symbol:  GEGCX
Institutional  Service  Class  symbol:  GEGSX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30 2003, the Fund returned 5.74%* versus 6.10% for its benchmark, the S&P/IFCI Emerging Markets Composite Index.

For broader comparison, the average return for this Fund's peer category (Emerging Markets Funds) was 6.26%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Emerging Markets equities outperformed those of developed markets, driven primarily by strong performance from the Latin American region. Brazil, Peru and Argentina were up 40%, 43% and 89%, respectively, due to improving political conditions.

The economies of countries such as Russia and Turkey also gained, with Russia's economy benefiting from the higher price of oil and Turkey's advance on expectations of increased tourism due to the fall of Baghdad. Asian markets fell as a result of tensions in North Korea, the outbreak and spread of SARS, and the crackdown on financial reporting in South Korea.

Fund performance was helped by an overweight position and good stock selection in Brazil (up 40%) and Mexico (up 8%). An underweight allocation to South Korea, which fell 7%, also helped returns. Stock selection as well as an underweight position in South African equities detracted from performance, because that market was up 14% due to rising commodity prices. The Fund's overweight position in Impala Platinum Holdings Ltd., a mining stock, hurt returns because of the unexpected 20% rise in South Africa's currency (the rand), which hurt profits.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top holdings included Samsung Electronics Co. Ltd. (6% weighting), the world's largest electronics manufacturer, which fell 9% due to technology company inventory concerns that could signal slowing demand. Siam Commercial Bank, a 3% position, was up 30% on Thailand's strong consumer spending and loan growth. Unibanco de Bancos Brasileiros, the Brazilian bank, soared 105% due to the region's better economic prospects.

The Fund increased its exposure to issues in Brazil and Mexico, and sold some South Africa positions, including AngloGold Ltd. and Anglo American PLC.

HOW  IS  THE  FUND  POSITIONED?

The geopolitical climate has eased somewhat with the conflict resolution in Iraq, and marketplace uncertainty has dropped significantly. However, in Asia, the SARS virus has become a major economic concern. The spread of the virus appears to have slowed, and we believe that many buying opportunities were created in Asia as a result of recent share price declines. We are increasing our mid-cap weightings in Asian industrial companies because these companies are generating high earnings growth. However, the Fund remains underweight in South Korean equities because of North Korean tensions.

We are overweight in Brazil, because we expect it to implement widespread economic reforms, which we believe will generate many attractive long-term opportunities. The Fund also is overweight in Mexico, which has been benefiting from the weaker U.S. dollar.

PORTFOLIO  MANAGER:  Gartmore  Global  Partners  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $5,259,118
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -17.17%      -11.59%
                              w/SC3     -21.93%      -13.54%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -17.67%      -12.13%
                              w/SC4     -21.79%      -13.13%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -17.68%      -11.71%
                              w/SC6     -19.34%      -12.04%
------------------------------------------------------------
Institutional Service Class7            -16.93%      -11.24%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  August  30,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                       CLASS    S&P/IFCI EMERGING
DATE                     A     MARKETS COMPOSITE     CPI
-----------------------------------------------------------
8/30/2000.             9,425         10,000       10,000
10/31/2000             7,652          8,368       10,069
10/31/2001             5,644          6,602       10,284
10/31/2002             6,418          7,458       10,492
4/30/2003.             6,786          7,913       10,733

Comparative performance of $10,000 invested in Class A shares of the Gartmore Emerging Markets Fund, S&P/IFCI Emerging Markets Composite Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P/IFCI Emerging Markets Composite is an index that aims to represent the performance of the stocks in emerging stock markets that are available to foreign institutional investors.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
36 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  EMERGING  MARKETS  FUND

COMMON  STOCKS  (93.3%)

                                         SHARES    VALUE
----------------------------------------------------------
ARGENTINA (0.1%)

FINANCIAL SERVICES (0.1%)
Grupo Financiero Galicia SA ADR (b) . .    1,100  $  3,267
                                                  --------

----------------------------------------------------------
BRAZIL (10.9%)

BANKING (2.6%)
Banco Bradesco SA ADR . . . . . . . . .    1,700    35,020
Unibanco de Bancos Brasileiros SA
  GDR . . . . . . . . . . . . . . . . .    5,902   107,122
                                                  --------
                                                   142,142
                                                  --------

BEVERAGES (0.8%)
Companhia de Bebidas das Americas
  ADR . . . . . . . . . . . . . . . . .    2,200    43,758
                                                  --------

MINING (0.8%)
Cia Vale Do Rio Doce ADR. . . . . . . .    1,800    47,520
                                                  --------

OIL & GAS (1.5%)
Petroleo Brasileiro SA ADR. . . . . . .    1,600    29,680
Petroleo Brasileiro SA ADR. . . . . . .    3,200    54,752
                                                  --------
                                                    84,432
                                                  --------

PAPER PRODUCTS (1.1%)
Votorantim Celulose ADR . . . . . . . .    3,300    62,700
                                                  --------

STEEL (0.9%)
Gerdau SA ADR . . . . . . . . . . . . .    4,300    52,288
                                                  --------

TELECOMMUNICATIONS (2.1%)
Tele Norte Leste Participacoes SA ADR .    5,300    57,505
Telesp Celular Participacoes SA ADR . .   15,972    61,492
                                                  --------
                                                   118,997
                                                  --------

TRANSPORTATION (1.1%)
Empresa Brasileira de Aeronautica SA
  ADR. . . . . . . . . . . . . . . . .     4,300    59,641
                                                  --------
                                                   611,478
                                                  --------

----------------------------------------------------------
CHINA (4.9%)

BEVERAGES (0.4%)
Harbin Brewery Group Ltd. (b) . . . . .   80,000    24,106
                                                  --------

ELECTRIC UTILITY (0.9%)
Huaneng Power International, Inc. . . .   56,000    53,135
                                                  --------

METALS (0.4%)
Aluminum Corporation of China . . . . .  137,000    23,890
                                                  --------

OIL & GAS (1.9%)
CNOOC Ltd.. . . . . . . . . . . . . . .   71,500    93,969
                                                  --------
Sinopec Shanghai Petrochemical Co
  Ltd. (b).. . . . . . . . . . . . . .    80,000    12,412
                                                   106,381
                                                  --------

STEEL (0.6%)
Angang New Steel Co. Ltd. . . . . . . .  206,000    32,224
                                                  --------

TRANSPORTATION (0.7%)
China Merchants Holdings International
  Co. Ltd.. . . . . . . . . . . . . . .   12,000     9,463
                                                  --------
China Shipping Development Co. Ltd. . .  112,000    28,721
                                                  --------
                                                    38,184
                                                  --------
                                                   277,920
                                                  --------

----------------------------------------------------------
HONG KONG (1.9%)

AUTOMOBILE (0.8%)
Denway Motors Ltd.. . . . . . . . . . .  142,000    46,884
                                                  --------

OIL & GAS (1.1%)
China Petroleum & Chemical Corp.. . . .  292,000    57,658
                                                  --------
                                                   104,542
                                                  --------

----------------------------------------------------------
HUNGARY (2.0%)

BANKING (0.7%)
OTP Bank Rt.. . . . . . . . . . . . . .    3,800    40,797
                                                  --------

PHARMACEUTICALS (1.3%)
Gedeon Richter Rt. GDR. . . . . . . . .    1,000    71,700
                                                  --------
                                                   112,497
                                                  --------

----------------------------------------------------------
INDIA (3.0%)

BANKING (0.8%)
ICICI Bank Ltd. ADR (b) . . . . . . . .    8,843    46,603
                                                  --------

DIVERSIFIED (0.8%)
Reliance Industries Ltd. GDR. . . . . .    4,000    45,560
                                                  --------

PHARMACEUTICALS (1.1%)
Dr. Reddy's Laboratories Ltd. ADR . . .    1,200    22,680
                                                  --------
Ranbaxy Laboratories Ltd. GDR . . . . .    2,480    38,762
                                                  --------
                                                    61,442
                                                  --------

SOFTWARE & COMPUTER SERVICES (0.3%)
Infosys Technologies Ltd. ADR . . . . .      400    16,440
                                                  --------
                                                   170,045
                                                  --------

----------------------------------------------------------
INDONESIA (2.7%)

AUTOMOBILE (1.8%)
PT Astra International, Inc. (b). . . .  294,730   102,791
                                                  --------

TELECOMMUNICATIONS (0.9%)
PT Telekomunikasi Indonesia . . . . . .  108,000    51,052
                                                  --------
                                                   153,843
                                                  --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 37

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  EMERGING  MARKETS  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                           SHARES    VALUE
-------------------------------------------------------------
ISRAEL (2.2%)

BANKING (0.4%)
Bank Hapoalim Ltd. (b). . . . . . . . . .  11,600  $   20,069
                                                   ----------

COMPUTER HARDWARE (1.8%)
M-Systems Flash Disk Pioneer Ltd. (b) . .  12,304     102,123
                                                   ----------
                                                      122,192
                                                   ----------

-------------------------------------------------------------
KOREA (20.5%)

AUTOMOBILE (2.0%)
Hyundai Motor Co. Ltd.. . . . . . . . . .   3,000      70,865
Ssangyong Motor Co. (b) . . . . . . . . .   9,900      42,533
                                                   ----------
                                                      113,398
                                                   ----------

BANKING (1.5%)
Shinhan Bank GDR. . . . . . . . . . . . .   4,300      83,420
                                                   ----------

CHEMICALS (1.5%)
Honam Petrochemical Corp. . . . . . . . .   1,100      27,658
LG Petrochemical Co. Ltd. . . . . . . . .   3,900      55,531
                                                   ----------
                                                       83,189
                                                   ----------

CONSTRUCTION (0.5%)
Daelim Industrial Co. Ltd.. . . . . . . .   1,800      29,333
                                                   ----------

CONSUMER GOODS (1.5%)
LG Electronics, Inc. GDR (b) (c). . . . .   8,160      86,904
                                                   ----------

ELECTRONICS (5.8%)
Samsung Electronics GDR (c) . . . . . . .   5,303     325,603
                                                   ----------

FINANCIAL SERVICES (0.2%)
LG Investment & Securities Co.. . . . . .   1,320      12,385
                                                   ----------

MACHINERY & EQUIPMENT (0.3%)
Samsung Heavy Industries. . . . . . . . .   4,100      18,155
                                                   ----------

SHIPBUILDING (1.0%)
Daewoo Shipbuilding & Marine Engineering
  Co. Ltd. (b). . . . . . . . . . . . . .   6,800      57,366
                                                   ----------

STEEL (1.7%)
POSCO ADR . . . . . . . . . . . . . . . .   4,750      97,613
                                                   ----------

TELECOMMUNICATIONS (2.7%)
KT Corp.. . . . . . . . . . . . . . . . .   1,080      44,356
KT Freetel (b). . . . . . . . . . . . . .   2,100      46,580
SK Telecom Co. Ltd. . . . . . . . . . . .     460      63,983
                                                   ----------
                                                      154,919

TRANSPORTATION (1.8%)
Hanjin Shipping Co. Ltd.. . . . . . . . .   8,900      61,531
Korean Air Co. Ltd. . . . . . . . . . . .   4,000      38,025
                                                       99,556
                                                   ----------
                                                    1,161,841
                                                   ----------

-------------------------------------------------------------
MALAYSIA (2.5%)

BANKING (0.9%)
Malayan Banking Berhad. . . . . . . . . .  25,000      51,974
                                                   ----------

FINANCIAL SERVICES (0.4%)
Sime Darby Berhad . . . . . . . . . . . .  17,400      22,895
                                                   ----------

OIL & GAS (1.2%)
Petronas Dagangan Berhad. . . . . . . . .  40,200      65,060
                                                   ----------
                                                      139,929
                                                   ----------

-------------------------------------------------------------
MEXICO (11.0%)

BUILDING PRODUCTS (0.7%)
Cemex SA de CV ADR. . . . . . . . . . . .   1,800      41,130
                                                   ----------

CABLE TV/PROGRAMMING (1.4%)
Azteca SA de CV ADR . . . . . . . . . . .  13,800      80,040
                                                   ----------

CONSTRUCTION (1.0%)
Consorcio ARA SA de CV (b). . . . . . . .  29,400      54,247
                                                   ----------

DIVERSIFIED (1.8%)
SA Class A. . . . . . . . . . . . . . . .  28,400      48,428
Grupo IMSA SA de CV ADR . . . . . . . . .   4,100      53,382
                                                   ----------
                                                      101,810
                                                   ----------

FINANCIAL SERVICES (1.9%)
Grupo Financiero Banorte SA . . . . . . .  38,300     106,542
                                                   ----------

MINING (0.8%)
Grupo Mexico SA Class B (b) . . . . . . .  35,300      44,245
                                                   ----------

RETAIL (2.4%)
Grupo Elektra SA de CV ADR. . . . . . . .   5,200      56,107
Organizacion Soriana SA de CV (b) . . . .  25,000      45,302
Wal-Mart de Mexico SA de CV ADR . . . . .   1,500      42,075
                                                   ----------
                                                      143,484
                                                   ----------

TELECOMMUNICATIONS (1.0%)
America Movil SA de CV ADR. . . . . . . .   3,197      53,614
                                                   ----------
                                                      625,112
                                                   ----------

-------------------------------------------------------------
POLAND (0.5%)

PETROLEUM (0.5%)
Polski Koncern Naftowy Orlen SA GDR . . .   2,700      25,380
                                                   ----------

--------------------------------------------------------------------------------
38 SEMIANNUAL REPORT 2003

                                            SHARES      VALUE
----------------------------------------------------------------
RUSSIA (6.2%)

ELECTRIC UTILITY (1.2%)
RAO Unified Energy Systems GDR . . . . .       4,565  $   68,932
                                                      ----------

MINING (0.3%)
Norilsk Nickel ADR . . . . . . . . . . .         800      18,464
                                                      ----------

OIL & GAS (4.7%)
OAO Gazprom ADR. . . . . . . . . . . . .       6,000      94,080
Surgutneftegaz ADR . . . . . . . . . . .       3,900      76,752
YUKOS ADR. . . . . . . . . . . . . . . .         510      89,505
                                                      ----------
                                                         260,337
                                                      ----------
                                                         347,733
                                                      ----------

----------------------------------------------------------------
SOUTH AFRICA (8.2%)
BANKING (1.5%)
ABSA Group Ltd.. . . . . . . . . . . . .      10,769      47,213
Nedcor Ltd.. . . . . . . . . . . . . . .       2,900      39,058
                                                      ----------
                                                          86,271
                                                      ----------

DIVERSIFIED (0.6%)
Nampak Ltd.. . . . . . . . . . . . . . .      20,100      31,298
                                                      ----------

FINANCIAL SERVICES (0.8%)
Sanlam Ltd.. . . . . . . . . . . . . . .      57,228      47,426
                                                      ----------

MINING (4.1%)
Anglo American PLC . . . . . . . . . . .       6,368      92,242
AngloGold Ltd. . . . . . . . . . . . . .       1,664      47,453
Impala Platinum Holdings Ltd.. . . . . .       1,806      89,353
                                                      ----------
                                                         229,048
                                                      ----------

OIL & GAS (1.2%)
Sasol Ltd. . . . . . . . . . . . . . . .       6,396      69,346
                                                      ----------
                                                         463,389
                                                      ----------

----------------------------------------------------------------
TAIWAN (10.6%)

BANKING (0.6%)
Mega Financial Holding Co. Ltd. (b). . .      80,000      35,571
                                                      ----------

CHEMICALS (1.1%)
Formosa Plastic Corp.. . . . . . . . . .      44,000      54,275
Nan Ya Plastic Corp. . . . . . . . . . .       9,910       8,585
                                                      ----------
                                                          62,860
                                                      ----------

COMPUTER HARDWARE (2.8%)
Asustek Computer, Inc. . . . . . . . . .      20,000      39,013
Compal Electronics, Inc. GDR . . . . . .      20,820     113,053
                                                      ----------
                                                         152,066
                                                      ----------

ELECTRONICS (0.9%)
AU Optronics Corp. (b) . . . . . . . . .      52,000      26,403
AU Optronics Corp. ADR (b) . . . . . . .       4,800      24,960
                                                      ----------
                                                          51,363
                                                      ----------

PAPER PRODUCTS (0.5%)
Far Eastern Textile Ltd. . . . . . . . .     104,000      30,430
                                                      ----------

SEMICONDUCTORS (3.5%)
Pro Mos Technologies, Inc. GDR (b) . . . 10,700 17,976 Taiwan Semiconductor Manufacturing Co
  Ltd. (b). . . . . . . . . . . . . . .       66,000      90,498
Taiwan Semiconductor Manufacturing Co.
   Ltd. ADR (b) . . . . . . . . . . . .       10,000      83,700
                                                      ----------
                                                         192,174
                                                      ----------

TELECOMMUNICATIONS (0.4%)
Chunghwa Telecom Co. Ltd.. . . . . . . .      16,000      23,637
                                                      ----------

TRANSPORTATION (0.8%)
Yang Ming Marine Transport (b) . . . . .     113,000      47,489
                                                      ----------
                                                         595,590
                                                      ----------

----------------------------------------------------------------
THAILAND (3.7%)

BUILDING PRODUCTS (0.4%)
The Siam Cement Public Co. Ltd.. . . . .       7,000      20,737
                                                      ----------

ELECTRIC UTILITY (0.3%)
Electricity Generating Public Co. Ltd. .      19,000      18,504
                                                      ----------

FINANCIAL SERVICES (3.0%)
Siam Commercial Bank Public Co. Ltd. (b)     215,200     171,929
                                                      ----------
                                                         211,170
                                                      ----------

----------------------------------------------------------------
TURKEY (2.4%)

BANKING (1.2%)
Turkiye Garanti Bankasi AS (b) . . . . .  52,907,316      63,854
                                                      ----------

DIVERSIFIED (0.3%)
Enka Insaat ve Sanayi AS (b) . . . . . .     479,600      16,691
                                                      ----------

FINANCIAL SERVICES (0.9%)
Haci Omer Sabanci Holding AS . . . . . .  23,387,750      52,645
                                                      ----------
                                                         133,190
                                                      ----------

TOTAL COMMON STOCKS                                    5,259,118
                                                      ----------

TOTAL INVESTMENTS (COST $5,013,622) (A)
  - 93.3%                                              5,259,118

OTHER ASSETS IN EXCESS OF LIABILITIES -
  6.7%                                                   374,808
                                                      ----------

NET ASSETS - 100.0%                                   $5,633,926
                                                      ----------
                                                      ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 39

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  EMERGING  MARKETS  FUND  (Continued)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers.
ADR  American  Depositary  Receipt  GDR  Global  Depositary  Receipt

At April 30, 2003, the Fund's open forward foreign currency contracts were as follows:

                                                            UNREALIZED
                    DELIVERY   CONTRACT                    APPRECIATION
CURRENCY              DATE       VALUE     MARKET VALUE   (DEPRECIATION)
-------------------------------------------------------------------------
LONG CONTRACTS:
Hong Kong Dollar .    5/02/03  $  77,005  $      77,007   $            2
South African Rand    5/07/03     24,229         23,861             (368)
                               ------------------------------------------
TOTAL LONG . . . .             $ 101,234  $     100,868   $         (366)
CONTRACTS                      ------------------------------------------
                               ------------------------------------------

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
40 SEMIANNUAL REPORT 2003

GARTMORE  INTERNATIONAL  GROWTH  FUND

Class  A  Shares  symbol:  GIGAX
Class  B  Shares  symbol:  GIGBX
Class  C  Shares  symbol:  GIGCX
Institutional  Service  Class  symbol:  GIGSX

HOW  DID  THE  FUND  PERFORM?
For the six-month period ended April 30, 2003, the Fund returned -1.86%* versus 3.08% for its benchmark, the Morgan Stanley Capital International (MSCI) AC World Free Ex-U.S. Index.

For broader comparison, the average return for this Fund's peer category (International) was 0.93%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Uncertainty and volatility dominated global equity markets during the period. This reflected the increasing geopolitical turmoil caused by the expectation of and subsequent war with Iraq. The economy stalled as consumers and companies both curtailed spending, which hurt economic growth and profits. However, markets rallied in April, based on the successful resolution of the war in Iraq, which improved investor confidence.

Despite turbulent economic and market conditions, high-beta (stocks that move more then the market) growth stocks drove market performance. The Fund trailed the Index's returns due to its more defensive posture and its emphasis on companies with strong balance sheets and consistent earnings. Strong stock selection within the financial, telecommunications services and consumer staples sectors was not enough to offset the decline in stocks within the industrials, materials and energy sectors.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top holdings included Vodafone Group PLC, the United Kingdom's largest telecommunications company, which was up 24%; BP PLC, the diversified energy company, which gained only 0.70%; and Novartis AG, the sixth-largest pharmaceutical company, which was up 6%, based on its strong generic and branded drug sales.

Fund purchases included Man Group, a large UK hedge fund manager, which gained from volatile markets; Tesco PLC, the United Kingdom's largest food retailer, which we expect to continue to gain market share; and Siam Cement Public Co. Ltd., Thailand's diversified conglomerate, which we expect to gain from China's robust economic growth.

Sony Corp., the Japanese consumer electronics company, was sold on concerns that consumer spending might fall. BT Group PLC was sold and Total Fina Elf SA was reduced due to the decline in the price of oil later in the period. In addition, Taiwan Semiconductor Manufacturing Co.Ltd., the Taiwanese chipmaker, was sold, based on concerns about political tensions in North Korea as well as the level of technology spending.

HOW  IS  THE  FUND  POSITIONED?

Given the projected environment of uncertainty and volatility, we are keeping our sector weightings in line with those of the benchmark. Regarding our country weightings, we are overweight in U.K. equities and have just increased our allocation to European financial equities. As to our stock selection, we are behaving tactically by increasing high-beta names (those that move more than the market) during rallies and selling those positions when we see a chance to realize profits.

PORTFOLIO  MANAGER:  Gartmore  Global  Partners  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $5,241,365
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -20.48%      -21.30%
                              w/SC3     -25.11%      -23.03%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -21.04%      -21.87%
                              w/SC4     -24.98%      -22.75%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -21.06%      -21.70%
                              w/SC6     -22.67%      -21.99%
------------------------------------------------------------
Institutional Service Class7            -20.36%      -21.08%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  August  30,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                           CLASS         MSCI AC
DATE                         A      WORLD FREE EX U.S.   CPI
---------------------------------------------------------------
8/30/2000.                 9,425          10,000        10,000
10/31/2000                 8,351           9,145        10,069
10/31/2001                 5,834           6,866        10,284
10/31/2002                 5,071           6,118        10,492
4/30/2003.                 4,976           6,307        10,733

Comparative performance of $10,000 invested in Class A shares of the Gartmore International Growth Fund, Morgan Stanley Capital International All Country
World  Free  ex  U.S.  Index  (MSCI AC World ex U.S.)(a), and the Consumer Price
Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI AC World Free ex U.S. is an index that contains companies that are replicas of their local markets not including any securities in the United States.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 41

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  INTERNATIONAL  GROWTH  FUND

COMMON  STOCKS  (90.0%)

                                         SHARES   VALUE
---------------------------------------------------------
AUSTRALIA (4.4%)

BANKING (2.0%)
National Australia Bank Ltd.. . . . . .   2,900  $ 58,958
Westpac Banking Corp. . . . . . . . . .   5,900    58,720
                                                 --------
                                                  117,678
                                                 --------

MULTI-MEDIA (1.4%)
The News Corp. Ltd. . . . . . . . . . .  11,100    79,018
                                                 --------

TELECOMMUNICATIONS (1.0%)
Telstra Corporation Ltd.. . . . . . . .  21,200    55,832
                                                 --------
                                                  252,528
                                                 --------

---------------------------------------------------------
BRAZIL (1.5%)

BANKING (0.4%)
Unibanco - Uniao de Bancos Brasileiros
  SA GDR. . . . . . . . . . . . . . . .   1,400    25,410
                                                 --------

BREWERY (0.6%)
Companhia de Bebidas das Americas
  ADR . . . . . . . . . . . . . . . . .   1,700    33,813
                                                 --------

MINING (0.5%)
Companhia Vale de Rio Doce ADR. . . . .   1,150    30,360
                                                 --------
                                                   89,583
                                                 --------

---------------------------------------------------------
CANADA (4.3%)

BANKING (1.3%)
Royal Bank of Canada. . . . . . . . . .   1,800    75,031
                                                 --------

MULTI-MEDIA (1.0%)
Technologies, Inc. (b). . . . . . . . .   9,600    60,480
                                                 --------

OIL & GAS (2.0%)
Petro-Canada. . . . . . . . . . . . . .   1,900    62,605
Suncor Energy, Inc. . . . . . . . . . .   3,100    50,975
                                                 --------
                                                  113,580
                                                 --------
                                                  249,091
                                                 --------

---------------------------------------------------------
FINLAND (3.4%)

OIL & GAS (1.3%)
Fortum Oyj. . . . . . . . . . . . . . .  10,200    73,194
                                                 --------

TELECOMMUNICATIONS (2.1%)
Nokia Oyj . . . . . . . . . . . . . . .   7,248   122,626
                                                 --------
                                                  195,820
                                                 --------

---------------------------------------------------------
FRANCE (4.9%)

BANKING (2.4%)
BNP Paribas SA. . . . . . . . . . . . .   1,700    79,796
Societe Generale. . . . . . . . . . . .     950    58,099
                                                 --------
                                                  137,895
                                                 --------

HEALTH & PERSONAL CARE (1.2%)
L'Oreal SA. . . . . . . . . . . . . . .   1,000    71,480
                                                 --------

OIL & GAS (0.8%)
Total Fina Elf SA . . . . . . . . . . .     358    46,945
                                                 --------

TELECOMMUNICATIONS (0.5%)
Alcatel SA. . . . . . . . . . . . . . .   3,500    28,670
                                                 --------
                                                  284,990
                                                 --------

---------------------------------------------------------
GERMANY (9.3%)

AUTOMOTIVE (1.6%)
Bayerische Motoren Werke AG . . . . . .   2,698    90,028
                                                 --------

BANKING (1.5%)
Deutsche Bank AG. . . . . . . . . . . .   1,700    87,651
                                                 --------

COMPUTER SOFTWARE & SERVICES (0.5%)
SAP AG. . . . . . . . . . . . . . . . .     300    30,500
                                                 --------

FINANCIAL SERVICES (0.5%)
Deutsche Boerse AG. . . . . . . . . . .     600    27,855
                                                 --------

MANUFACTURING (1.7%)
Henkel KGaA . . . . . . . . . . . . . .     500    28,296
Siemens AG. . . . . . . . . . . . . . .   1,400    69,214
                                                 --------
                                                   97,510
                                                 --------

RETAIL (1.0%)
Metro AG. . . . . . . . . . . . . . . .   2,100    57,653
                                                 --------

TELECOMMUNICATIONS (2.0%)
Deutsche Telekom AG . . . . . . . . . .   8,624   115,300
                                                 --------

UTILITIES (0.5%)
E. ON AG. . . . . . . . . . . . . . . .     600    28,458
                                                 --------
                                                  534,955
                                                 --------

---------------------------------------------------------
HONG KONG (2.1%)

DIVERSIFIED (0.6%)
Hutchison Whampoa Ltd.. . . . . . . . .   6,000    33,389
                                                 --------

FINANCIAL SERVICES (0.5%)
Hong Kong Exchanges & Clearing Ltd. . .  26,000    30,337
                                                 --------

OIL & GAS (1.0%)
CNOOC Ltd.. . . . . . . . . . . . . . .  44,000    57,827
                                                 --------
                                                  121,553
                                                 --------

---------------------------------------------------------
IRELAND (1.0%)

BUILDING & CONSTRUCTION (1.0%)
CRH PLC . . . . . . . . . . . . . . . .   3,600    55,242
                                                 --------

---------------------------------------------------------
ISRAEL (0.6%)

PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Industries Ltd.
  ADR . . . . . . . . . . . . . . . . .     700    32,690
                                                 --------

--------------------------------------------------------------------------------
42 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES   VALUE
----------------------------------------------------------
ITALY (3.2%)

BANKING (1.3%)
Banca Nazionale del Lavoro SpA (b) . . .  45,100  $ 73,081
                                                  --------

TELECOMMUNICATIONS (1.0%)
Telecom Italia SpA . . . . . . . . . . .   7,200    58,818
                                                  --------

UTILITIES (0.9%)
Enel SpA . . . . . . . . . . . . . . . .   9,000    53,836
                                                  --------
                                                   185,735
                                                  --------

----------------------------------------------------------
JAPAN (8.3%)

AUTOMOTIVE (0.4%)
Honda Motor Co. Ltd. . . . . . . . . . .     700    23,185
                                                  --------

BUILDING & CONSTRUCTION (1.1%)
Asahi Glass Co. Ltd. . . . . . . . . . .  12,000    63,894
                                                  --------

CHEMICALS (1.3%)
Mitsubishi Chemical Corp.. . . . . . . .  30,000    49,807
Shin-Etsu Chemical Co. Ltd.. . . . . . .     900    26,941
                                                    76,748
                                                  --------

ELECTRONICS (1.9%)
Canon, Inc.. . . . . . . . . . . . . . .   1,000    40,416
Matsushita Electric Industrial Co. Ltd..   5,000    39,829
Sanyo Electric Co. Ltd.. . . . . . . . .   9,000    28,149
                                                  --------
                                                   108,394
                                                  --------

HEALTH & PERSONAL CARE (0.9%)
Kao Corp.. . . . . . . . . . . . . . . .   3,000    54,712
                                                  --------

RETAIL (0.7%)
Marui Co., Ltd.. . . . . . . . . . . . .   4,900    40,799
                                                  --------

TELECOMMUNICATIONS (2.0%)
Nippon Telegraph & Telephone Corp. . . .       8    28,040
NTT DoCoMo, Inc. . . . . . . . . . . . .      41    84,571
                                                  --------
                                                   112,611
                                                  --------
                                                   480,343
                                                  --------

----------------------------------------------------------
KOREA (1.1%)

CHEMICALS (0.5%)
Honam Petrochemical Corp.. . . . . . . .   1,100    27,658
                                                  --------

ELECTRONICS (0.6%)
Samsung Electronics Co. Ltd. . . . . . .     290    36,250
                                                  --------
                                                    63,908
                                                  --------

----------------------------------------------------------
MALAYSIA (0.4%)

BANKING (0.4%)
Commerce Asset-Holding Berhad. . . . . .  32,000    24,758
                                                  --------

----------------------------------------------------------
NETHERLANDS (3.2%)

ELECTRONICS (0.4%)
Koninklijke (Royal) Philips Electronics
  NV. . . . . . . . . . . . . . . . . .    1,200    22,324
                                                  --------

INSURANCE (0.9%)
ING Groep NV . . . . . . . . . . . . . .   3,200    51,961
                                                  --------

OIL & GAS (1.3%)
Royal Dutch Petroleum Co.. . . . . . . .   1,798    73,541
                                                  --------

TRANSPORTATION (0.6%)
TNT Post Group NV. . . . . . . . . . . .   2,265    35,338
                                                  --------
                                                   183,164
                                                  --------

----------------------------------------------------------
NORWAY (0.7%)

OIL & GAS (0.7%)
Statoil ASA. . . . . . . . . . . . . . .   4,800    38,069
                                                  --------

----------------------------------------------------------
PORTUGAL (0.9%)

TELECOMMUNICATIONS (0.9%)
Portugal Telecom, SGPS, SA . . . . . . .   7,400    52,936
                                                  --------

----------------------------------------------------------
SOUTH AFRICA (0.9%)

MINING (0.9%)
AngloGold Ltd. ADR . . . . . . . . . . .   1,800    50,796
                                                  --------

----------------------------------------------------------
SPAIN (3.3%)

BANKING (1.6%)
Banco Santander Central Hispano SA . . .  12,500    98,208
                                                  --------

TELECOMMUNICATIONS (0.8%)
Telefonica SA (b). . . . . . . . . . . .   3,993    44,161
                                                  --------

UTILITIES (0.9%)
Endesa SA. . . . . . . . . . . . . . . .   3,600    51,064
                                                  --------
                                                   193,433
                                                  --------

----------------------------------------------------------
SWITZERLAND (7.5%)

BANKING (1.0%)
UBS AG . . . . . . . . . . . . . . . . .   1,200    56,934
                                                  --------

CHEMICALS (0.9%)
Givaudan SA. . . . . . . . . . . . . . .     130    50,321
                                                  --------

FOOD & BEVERAGE (0.7%)
Nestle SA. . . . . . . . . . . . . . . .     200    40,773
                                                  --------

HEALTH & PERSONAL CARE (1.5%)
Roche Holding AG . . . . . . . . . . . .   1,400    89,081
                                                  --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 43

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  INTERNATIONAL  GROWTH  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                         SHARES     VALUE
------------------------------------------------------------

SWITZERLAND (continued)

PHARMACEUTICALS (3.4%)
Alcon, Inc. (b) . . . . . . . . . . . .    1,300  $   57,265
Novartis AG . . . . . . . . . . . . . .    3,500     138,059
                                                  ----------
                                                     195,324
                                                  ----------
                                                     432,433
                                                  ----------

------------------------------------------------------------
TAIWAN (3.1%)

ELECTRONICS (0.8%)
AU Optronics Corp. (b). . . . . . . . .   50,000      25,387
AU Optronics Corp. ADR (b). . . . . . .    3,900      20,280
                                                  ----------
                                                      45,667
                                                  ----------

FINANCIAL SERVICES (0.4%)
Fubon Financial Holding Co. Ltd.. . . .   33,829      23,096
                                                  ----------

SEMICONDUCTORS (1.9%)
Taiwan Semiconductor Manufacturing Co.
  Ltd. ADR (b). . . . . . . . . . . . .   13,400     112,158
                                                  ----------
                                                     180,921
                                                  ----------

------------------------------------------------------------
UNITED KINGDOM (25.9%)

BANKING (6.5%)
Abbey National PLC. . . . . . . . . . .    4,000      28,417
Barclays PLC. . . . . . . . . . . . . .    8,700      60,103
HSBC Holdings PLC . . . . . . . . . . .   14,900     163,244
Lloyds TSB Group PLC. . . . . . . . . .    9,400      61,822
Royal Bank of Scotland Group PLC. . . .    2,400      62,945
                                                  ----------
                                                     376,531
                                                  ----------

BUILDING & CONSTRUCTION (1.9%)
George Wimpey PLC . . . . . . . . . . .    6,600      26,371
Persimmon PLC . . . . . . . . . . . . .   12,900      86,026
                                                  ----------
                                                     112,397
                                                  ----------

DIVERSIFIED (1.1%)
Unilever PLC. . . . . . . . . . . . . .    6,517      64,057
                                                  ----------

FINANCIAL SERVICES (0.5%)
Man Group PLC . . . . . . . . . . . . .    1,700      28,665
                                                  ----------

FOOD & BEVERAGE (1.0%)
Diageo PLC. . . . . . . . . . . . . . .    5,400      59,896
                                                  ----------

INSURANCE (1.0%)
Aviva PLC . . . . . . . . . . . . . . .    4,000      28,129
Wellington Underwriting PLC (b) . . . .   20,311      28,256
                                                  ----------
                                                      56,385
                                                  ----------

MINING (0.5%)
Anglo American PLC. . . . . . . . . . .    2,000      28,641
                                                  ----------

OIL & GAS (3.1%)
BG Group PLC. . . . . . . . . . . . . .    8,100      32,397
BP PLC. . . . . . . . . . . . . . . . .   23,029     145,936
                                                  ----------
                                                     178,333
                                                  ----------

PHARMACEUTICALS (3.1%)
AstraZeneca PLC . . . . . . . . . . . .      751      29,467
GlaxoSmithKline PLC . . . . . . . . . .    7,550     151,318
                                                  ----------
                                                     180,785
                                                  ----------

RETAIL (2.6%)
Marks & Spencer Group PLC . . . . . . .   12,652      58,944
Safeway PLC . . . . . . . . . . . . . .    7,000      30,431
Tesco PLC . . . . . . . . . . . . . . .   10,200      32,278
Whitbread PLC . . . . . . . . . . . . .    3,100      30,694
                                                  ----------
                                                     152,347
                                                  ----------

TELECOMMUNICATIONS (3.7%)
Vodafone Group PLC. . . . . . . . . . .  108,451     214,065
                                                  ----------

TOBACCO (0.5%)
Imperial Tobacco Group PLC. . . . . . .    1,600      26,774
                                                  ----------

TRANSPORTATION (0.4%)
National Express Group PLC. . . . . . .    3,000      23,159
                                                  ----------
                                                   1,502,035
                                                  ----------

TOTAL COMMON STOCKS                                5,204,983
                                                  ----------

--------------------------------------------------------------------------------
44 SEMIANNUAL REPORT 2003

COMMON  STOCKS  PREFERRED  STOCK  (0.6%)  (99.5%)

                                                 SHARES    VALUE
-------------------------------------------------------------------
GERMANY (0.6%)

AUTOMOTIVE (0.6%)
Porsche AG. . . . . . . . . . . . . . . . . . .     100  $   36,382
                                                         ----------

TOTAL PREFERRED STOCK                                        36,382
                                                         ----------

TOTAL INVESTMENTS (COST $5,106,554) (A) - 90.6%           5,241,365

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.4%                541,520
                                                         ----------

NET ASSETS - 100.0%                                      $5,782,885
                                                         ----------
                                                         ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt  GDR  Global  Depositary  Receipt

At April 30, 2003, the Fund's open forward foreign currency contracts were as follows:


                                                         UNREALIZED
                 DELIVERY   CONTRACT                    APPRECIATION
CURRENCY           DATE       VALUE     MARKET VALUE   (DEPRECIATION)
----------------------------------------------------------------------
SHORT
CONTRACTS:
Japanese Yen. .    5/01/03  $  52,671  $      53,157   $         (486)
Japanese Yen. .    5/02/03     24,647         24,816             (169)
----------------------------------------------------------------------
TOTAL SHORT . .             $  77,318  $      77,973   $         (655)
CONTRACTS
----------------------------------------------------------------------
LONG
CONTRACTS:
Euro. . . . . .    5/06/03  $  54,560  $      54,700   $         (140
----------------------------------------------------------------------
TOTAL CONTRACTS                                        $         (515)
                                                       ---------------
                                                       ---------------

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                                       MARKET
                NUMBER                                  VALUE       UNREALIZED
                  OF          LONG                   COVERED BY    APPRECIATION
               CONTRACTS   CONTRACTS*    EXPIRATION   CONTRACT    (DEPRECIATION)
--------------------------------------------------------------------------------
FUTURES:
Europe. . . .         6  MSCI Pan Euro     6/20/03  $    82,440  $       (1,225)
United States        11  NIKKEI 225        6/12/03      429,000            (550)
                                                    ----------------------------
                                                    $   511,440  $       (1,775)
                                                    ----------------------------
                                                    ----------------------------

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 45

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND

Class  A  Shares  symbol:  GAIGX
Class  B  Shares  symbol:  GBIGX
Class  C  Shares  symbol:  GCIGX
Institutional  Service  Class  symbol:  GSIGX
Institutional  Class  symbol:  GIIGX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund's return was flat at 0.00%* versus 7.58% for its benchmark, the Morgan Stanley Capital International Developed Countries Europe, Australasia Far East Small Cap Index (MSCI EAFE).

For broader comparison, the average return for this Fund's peer category (International Small Cap Funds) was 6.05%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Global small-cap stocks outperformed their large-cap counterparts due to more visible earnings and a seasonal bounce that favored smaller stocks over large stocks during the first few months of 2003. The latter factor was particularly relevant in the Asian-Pacific markets.

The Fund underperformed due to its bias toward small, less-liquid stocks, which were punished amid rising volatility. Information technology and industrial holdings also accounted for a large portion of the Fund's overall negative returns. These cyclical stocks fell on news of weaker economic growth. Finally, Japanese holdings detracted from returns because that market's typical seasonal bounce did not occur. Japan's economy continues to battle deflation, and its government has been unable to stimulate growth.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

The Fund's top holdings included HIT Entertainment PLC, Eiffage SA and Interpump Group SpA HIT Entertainment is a U.K. children's cable network that has delivered strong growth based on its innovative products (Bob the Builder, Thomas and Barney) and strong brand name. Eiffage SA is a French construction company whose business has been expanding into new geographic areas. Interpump Group SpA, an Italian manufacturer of hydraulic equipment, has a highly profitable professional cleaning equipment (power hoses) business.

Major transactions during the period included Chubb PLC as well as Cox Insurance Holdings PLC, which were purchased to take advantage of the high demand for auto insurance as well as Cox's attractive stock price. BHP Steel Ltd. was purchased due to rising steel prices and demand from Asian economies, particularly China. Sales included U.K. retailer The Peacock Group PLC was sold and U.K. wine retailer Majestic Wines PLC holdings were reduced to capture profits. We also sold Club M diterran e SA, based on concerns about slowing travel activity.

HOW  IS  THE  FUND  POSITIONED?

We expect global small-cap stocks to continue to outperform their large-cap counterparts due to attractive prices and more visible earnings. Although global economic growth may be below trend in 2003, we expect the highest growth from the Emerging Markets regions and the United Kingdom. We project that continental Europe and Japan will generate only weak growth in 2003, but we are finding particular opportunities in those markets. We plan to focus on individual stock selection in all markets as our primary source of returns.

PORTFOLIO  MANAGER:  Gartmore  Global  Partners  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $3,535,260
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -24.42%      -22.35%
                              w/SC3     -28.72%      -24.28%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -24.93%      -22.89%
                              w/SC4     -28.68%      -23.88%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -24.83%      -22.89%
                              w/SC6     -26.29%      -23.22%
------------------------------------------------------------
Institutional Service Class7            -24.18%      -22.11%
------------------------------------------------------------
Institutional Class7 . . . .            -24.11%      -21.99%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  21,  2000.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                    CLASS      MSCI EAFE
DATE                  A      SMALL CAP INDEX    CPI
------------------------------------------------------
12/21/2000          9,425         10,000        10,000
10/31/2001          6,202          8,480        10,213
10/31/2002          5,194          7,690        10,428
4/30/2003.          5,193          8,140        10,659

Comparative performance of $10,000 invested in Class A shares of the Gartmore International Small Cap Growth Fund, Morgan Stanley Capital International Developed Countries Europe Australasia Far East Small Cap Index (MSCI EAFE Small Cap Index)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI EAFE Small Cap Index is an unmanaged index that is generally representative of the small capitalization securities of international stock markets.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
46   SEMIANNUAL  REPORT  2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND

COMMON  STOCKS  (86.7%)

                                       SHARES   VALUE
-------------------------------------------------------
AUSTRALIA (5.7%)

BEVERAGES (0.6%)
Coca-Cola Amatil Ltd. . . . . . . . .   6,808  $ 24,232
                                               --------

BUILDING PRODUCTS - CEMENT/AGGREGATE (1.0%)
James Hardie Industries NV. . . . . .  10,165    41,713
                                               --------

CLOTHING (0.5%)
Billabong International Ltd.. . . . .   6,165    21,944
                                               --------

COMMERCIAL SERVICES (1.1%)
Mayne Group Ltd.. . . . . . . . . . .  24,352    45,091
                                               --------

MULTI-MEDIA (1.1%)
Publishing & Broadcasting Ltd.. . . .   7,839    43,300
                                               --------

STEEL - PRODUCERS (1.4%)
BHP Steel Ltd.. . . . . . . . . . . .  27,299    57,890
                                               --------
                                                234,170
                                               --------

-------------------------------------------------------
BELGIUM (2.1%)

PHARMACEUTICALS (1.4%)
Omega Pharma SA . . . . . . . . . . .   2,311    59,964
                                               --------

WIRE & CABLE PRODUCTS (0.7%)
Bekaert SA. . . . . . . . . . . . . .     577    26,504
                                               --------
                                                 86,468
                                               --------

-------------------------------------------------------
BRAZIL (0.9%)

AEROSPACE / DEFENSE (0.9%)
Empresa Brasiliera De Aeronautica SA
  ADR. . . . . . . . . . . . . . . .    2,684    37,227
                                               --------

-------------------------------------------------------
FINLAND (1.1%)

BUILDING & CONSTRUCTION (0.7%)
Uponor Oyj. . . . . . . . . . . . . .   1,419    28,505
                                               --------

TELECOMMUNICATIONS (0.4%)
Elisa Oyj (b) . . . . . . . . . . . .   1,877    14,454
                                               --------
                                                 42,959
                                               --------

-------------------------------------------------------
FRANCE (8.3%)

ADVERTISING / MARKETING (1.7%)
Trader.com NV (b) . . . . . . . . . .   8,011    70,181
                                               --------

BUILDING & CONSTRUCTION (2.4%)
Eiffage SA. . . . . . . . . . . . . .   1,113    96,388
                                               --------

DIVERSIFIED OPERATIONS (0.9%)
Fimalac SA. . . . . . . . . . . . . .   1,459    34,844
                                               --------

ELECTRONICS (0.0%)
Cofidur (b) . . . . . . . . . . . . .   2,300       642
                                               --------

HOSPITALS (1.5%)
Generale de Sante (b) . . . . . . . .   5,451    62,050
                                               --------

MANUFACTURING (0.8%)
Bacou-Dalloz (b). . . . . . . . . . .     420    34,545
                                               --------

RETAIL - MAJOR DEPARTMENT STORES (0.6%)
Galeries Lafayette SA . . . . . . . .     221    26,242
                                               --------

TRANSPORT - TRUCK (0.4%)
Norbert Dentressangle . . . . . . . .     574    15,239
                                               --------
                                                340,131
                                               --------

-------------------------------------------------------
GERMANY (1.9%)

BROADCASTING & TELEVISION (0.1%)
PrimaCom AG (b) . . . . . . . . . . .   9,328     3,435
                                               --------

ELECTRONIC COMPONENTS (1.0%)
Epcos AG (b). . . . . . . . . . . . .   2,860    43,727
                                               --------

RETAIL (0.8%)
Takkt AG. . . . . . . . . . . . . . .   6,565    32,237
                                               --------
                                                 79,399
                                               --------

-------------------------------------------------------
GREECE (1.4%)

BUILDING & CONSTRUCTION (0.8%)
Aktor SA Technical Co.. . . . . . . .   4,659    31,093
                                               --------

CELLULAR TELECOMMUNICATIONS (0.6%)
Vodafone-Panafon SA . . . . . . . . .   4,076    25,837
                                               --------
                                                 56,930
                                               --------

-------------------------------------------------------
HONG KONG (0.3%)

APPLIANCES (0.3%)
VTech Holdings Ltd. . . . . . . . . .  19,000    10,963
                                               --------

-------------------------------------------------------
HUNGARY (1.1%)

PHARMACEUTICALS (1.1%)
Gedeon Richter Rt. GDR. . . . . . . .     600    43,020
                                               --------

-------------------------------------------------------
IRELAND (2.1%)

BANKING (1.1%)
DePfa Bank PLC. . . . . . . . . . . .     824    44,600
                                               --------

FOOD & BEVERAGE (1.0%)
Greencore Group . . . . . . . . . . .  13,633    41,840
                                               --------
                                                 86,440
                                               --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 47

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          SHARES   VALUE
----------------------------------------------------------
ISRAEL (1.2%)

COMPUTER EQUIPMENT (1.2%)
M-SYSTEMS Flash Disk Pioneer Ltd. (b). .   5,853  $ 48,580
                                                  --------

----------------------------------------------------------
ITALY (5.9%)

BUILDING & CONSTRUCTION (0.8%)
Astaldi SpA (b). . . . . . . . . . . . .  14,301    32,239
                                                  --------

BUILDING PRODUCTS - CEMENT / AGGREGATE (1.7%)
Buzzi Unicem SpA . . . . . . . . . . . .   9,642    68,114
                                                  --------

CERAMIC PRODUCTS (0.4%)
Granitifiandre SpA . . . . . . . . . . .   2,108    17,032
                                                  --------

MANUFACTURING (2.3%)
Interpump Group SpA. . . . . . . . . . .  21,962    92,402
                                                  --------

PUBLISHING (0.7%)
Mondadori (Arnoldo) Editore SpA. . . . .   4,300    30,472
                                                  --------
                                                   240,259
                                                  --------

----------------------------------------------------------
JAPAN (26.3%)

AUDIO/VIDEO PRODUCTS (0.4%)
D&M Holdings, Inc. (b) . . . . . . . . .   7,000    17,022
                                                  --------

BROKERAGE SERVICES (1.2%)
Matsui Securities Co. Ltd. . . . . . . .   8,000    49,976
                                                  --------

BUILDING & CONSTRUCTION (0.1%)
Nishimatsu Construction Co. Ltd. . . . .   2,000     5,635
                                                  --------

CHEMICALS - DIVERSIFIED (1.7%)
Dainippon Ink & Chemicals, Inc.. . . . .  27,000    41,883
Kaneka Corp. . . . . . . . . . . . . . .   6,000    27,218
                                                  --------
                                                    69,101
                                                  --------

COMMERCIAL SERVICES (0.8%)
Nichii Gakkan Co.. . . . . . . . . . . .     600    30,589
                                                  --------

COMPUTER SOFTWARE/SERVICES (1.7%)
Agrex, Inc.. . . . . . . . . . . . . . .   1,000    11,571
Capcom Co. Ltd.. . . . . . . . . . . . .   3,300    26,342
Nomura Research Institute Ltd. . . . . .     500    29,893
                                                  --------
                                                    67,806
                                                  --------

COMPUTER SYSTEMS (0.9%)
Net One Systems Co. Ltd. . . . . . . . .       9    36,601
                                                  --------

COMPUTERS-INTEGRATED SYSTEMS (1.6%)
Meitec Corp. . . . . . . . . . . . . . .   1,500    38,110
NEC Soft Ltd.. . . . . . . . . . . . . .   1,700    25,416
                                                  --------
                                                    63,526
                                                  --------

ELECTRONIC COMPONENTS (4.5%)
Citizen Watch Co. Ltd. . . . . . . . . .   3,000    15,823
Dainippon Screen Mfg. Co. Ltd. (b) . . .   5,000    17,357
Hosiden Corp.. . . . . . . . . . . . . .   6,500    43,820
Kinseki Ltd. . . . . . . . . . . . . . .   8,000    39,577
MegaChips Corp.. . . . . . . . . . . . .   1,300     9,276
Shinko Electric Industries Co. Ltd.. . .   1,800    31,695
UMC Japan (b). . . . . . . . . . . . . .      38    29,951
                                                  --------
                                                   187,499
                                                  --------

ELECTRONICS (1.2%)
Anritsu Corp.. . . . . . . . . . . . . .   7,000    22,774
Yamaichi Electronics Co. Ltd.. . . . . .   2,000    26,413
                                                  --------
                                                    49,187
                                                  --------

ENERGY EQUIPMENT & SERVICES (0.4%)
Shizuokagas Co. Ltd. . . . . . . . . . .   5,000    14,548
                                                  --------

FINANCIAL SERVICES (0.3%)
JACCS Co. Ltd. . . . . . . . . . . . . .   3,000    11,521
                                                  --------

INSTRUMENTS - SCIENTIFIC (0.5%)
Jeol Ltd.. . . . . . . . . . . . . . . .   8,000    19,453
                                                  --------

INTERNET CONTENT (0.2%)
Cybird Co. Ltd. (b). . . . . . . . . . .       4     9,022
                                                  --------

LEASING (0.8%)
Diamond Lease Co. Ltd. . . . . . . . . .   2,500    31,234
                                                  --------

MACHINERY (1.8%)
Hitachi Construction Machinery Co. Ltd..   4,000    20,460
Mori Seiki Co. Ltd.. . . . . . . . . . .   6,000    25,155
Tsubaki Nakashima Co. Ltd. . . . . . . .   4,500    30,148
                                                  --------
                                                    75,763
                                                  --------

MANUFACTURING (1.7%)
Amano Corp.. . . . . . . . . . . . . . .   6,000    29,381
Kawasaki Heavy Industries Ltd. . . . . .  52,000    42,730
                                                  --------
                                                    72,111
                                                  --------

REAL ESTATE OPERATORS/DEVELOPERS (1.2%)
Heiwa Real Estate Co. Ltd. . . . . . . .  15,500    30,672
Urban Corp.. . . . . . . . . . . . . . .   6,100    20,050
                                                    50,722

RETAIL - MAJOR DEPARTMENT STORES (1.3%)
Daimura, Inc.. . . . . . . . . . . . . .   5,000    17,986
Parco Co. Ltd. . . . . . . . . . . . . .  11,000    33,850
                                                  --------
                                                    51,836
                                                  --------

RETAIL - TOY STORES (1.0%)
Toys R Us - Japan Ltd. . . . . . . . . .   3,400    41,338
                                                  --------

--------------------------------------------------------------------------------
48 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES     VALUE
-------------------------------------------------------------
JAPAN (continued)

SHIPBUILDING (1.0%)
Mitsui Engineering & Shipbuilding Co.
  Ltd.. . . . . . . . . . . . . . . . .    39,000  $   40,550
                                                   ----------

STEEL (1.2%)
Tokyo Steel Manufacturing Co. Ltd. . . .   13,800      47,212
                                                   ----------

TOYS (0.8%)
Takara Co. Ltd.. . . . . . . . . . . . .    5,000      31,737
                                                   ----------
                                                    1,073,989
                                                   ----------

-------------------------------------------------------------
KOREA (2.9%)

ELECTRONIC COMPONENTS (0.9%)
KH Vatec Co. Ltd.. . . . . . . . . . . .      689      35,839
                                                   ----------

FINANCE (1.2%)
Daishin Securities Co. Ltd. (b). . . . .    3,780      50,711
                                                   ----------

RETAIL (0.8%)
LG Home Shopping, Inc. . . . . . . . . .      580      32,986
                                                   ----------
                                                      119,536
                                                   ----------

-------------------------------------------------------------
MEXICO (3.0%)

BROADCASTING & TELEVISION (0.8%)
TV Azteca SA . . . . . . . . . . . . . .    5,500      31,900
                                                   ----------

FINANCIAL SERVICES (0.9%)
Grupo Financiero Banorte SA de CV. . . .   13,809      38,413
                                                   ----------

RETAIL (1.3%)
Grupo Elektra SA de CV ADR . . . . . . .    4,671      50,401
                                                   ----------
                                                      120,714
                                                   ----------

-------------------------------------------------------------
NETHERLANDS (1.9%)

BROADCASTING & TELEVISION (0.7%)
Fox Kids Europe NV (b) . . . . . . . . .    5,878      29,519
                                                   ----------

SATELLITE TELECOMMUNICATIONS (1.2%)
New Skies Satellites NV (b). . . . . . .   10,110      46,824
                                                   ----------
                                                       76,343
                                                   ----------

-------------------------------------------------------------
SOUTH AFRICA (1.5%)

METALS & MINING (1.5%)
Northam Platinum Ltd.. . . . . . . . . .   43,970      59,220
                                                   ----------

-------------------------------------------------------------
SPAIN (1.0%)

MULTI-MEDIA (0.2%)
Recoletos Grupo de Comunicacion SA . . .    1,241       7,202
                                                   ----------

SECURITY SERVICES (0.8%)
Prosegur, Compania de Seguridad SA . . .    2,466      31,924
                                                   ----------
                                                       39,126
                                                   ----------

-------------------------------------------------------------
SWITZERLAND (0.6%)

BROKERAGE SERVICES (0.5%)
Compagnie Financiere Tradition . . . . .      400      21,382
                                                   ----------

MEDICAL PRODUCTS (0.1%)
Centerpulse AG (b) . . . . . . . . . . .       18       3,935
                                                   ----------
                                                       25,317
                                                   ----------

-------------------------------------------------------------
UNITED KINGDOM (17.5%)

AUTO/RELATED PRODUCTS (1.5%)
Reg Vardy PLC. . . . . . . . . . . . . .   10,717      61,662
                                                   ----------

BREWERY (1.4%)
Majestic Wine PLC. . . . . . . . . . . .    6,779      58,398
                                                   ----------

BROADCASTING & TELEVISION (2.3%)
HIT Entertainment PLC. . . . . . . . . .   27,652      97,229
                                                   ----------

BUILDING & CONSTRUCTION (1.9%)
Westbury PLC . . . . . . . . . . . . . .   15,628      76,431
                                                   ----------

COMPUTER SOFTWARE (1.0%)
Eidos PLC (b). . . . . . . . . . . . . .   17,853      38,877
                                                   ----------

DATA/INTERNET (1.3%)
NDS Group PLC ADR (b). . . . . . . . . .    4,100      52,685
                                                   ----------

INSURANCE (1.9%)
Cox Insurance Holdings PLC (b) . . . . .   60,941      77,919
                                                   ----------

RETAIL - SPECIALTY (2.0%)
HMV Group PLC. . . . . . . . . . . . . .   43,091      80,578
                                                   ----------

SECURITY SERVICES (1.7%)
Chubb PLC. . . . . . . . . . . . . . . .   66,801      71,265
                                                   ----------

TELECOMMUNICATIONS (1.0%)
Spirent PLC. . . . . . . . . . . . . . .  117,926      39,580
                                                   ----------

TELEVISION (1.5%)
Chrysalis Group PLC. . . . . . . . . . .   18,400      59,845
                                                   ----------
                                                      714,469
                                                   ----------

TOTAL COMMON STOCKS                                 3,535,260
                                                   ----------

TOTAL INVESTMENTS (COST $3,678,547) (A)
  - 86.7%                                           3,535,260

OTHER ASSETS IN EXCESS OF LIABILITIES -
  13.3%                                               542,171
                                                   ----------

NET ASSETS - 100.0%                                $4,077,431
                                                   ----------
                                                   ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 49

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND  (Continued)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt  GDR  Global  Depositary  Receipt

At April 30, 2003, the Fund's open forward foreign currency contracts were as follows:

                                                         UNREALIZED
                       DELIVERY   CONTRACT    MARKET    APPRECIATION
CURRENCY                 DATE       VALUE     VALUE    (DEPRECIATION)
----------------------------------------------------------------------
SHORT CONTRACTS:
Euro. . . . . . . . .    5/06/03  $  36,891 $ 36,986   $         ( 95)
Hong Kong . . . . . .    5/02/03      9,061    9,061                -
Japanese Yen. . . . .    5/01/03     12,501   12,616             (115)
----------------------------------------------------------------------
TOTAL SHORT CONTRACTS             $  58,453 $ 58,663   $         (210)
----------------------------------------------------------------------
LONG CONTRACTS:
Australia Dollar. . .    5/02/03  $   4,314 $  4,357   $           43
South African Rand. .    5/02/03     32,859   32,889               30
Japanese Yen. . . . .    5/06/03     95,053   95,247              194
----------------------------------------------------------------------
TOTAL LONG CONTRACTS.             $ 132,226 $132,493   $          267
----------------------------------------------------------------------
TOTAL CONTRACTS                                        $           57
                                                       ---------------
                                                       ---------------

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
50 SEMIANNUAL REPORT 2003

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


                                                           GARTMORE          GARTMORE              GARTMORE
                                                       EMERGING MARKETS    INTERNATIONAL    INTERNATIONAL SMALL CAP
                                                             FUND           GROWTH FUND           GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $5,013,622;
  $5,106,554 and $3,678,547; respectively) . . . . .  $       5,259,118   $    5,241,365   $              3,535,260
Cash . . . . . . . . . . . . . . . . . . . . . . . .            657,142          355,098                    715,452
Foreign currency, at value (cost $106,466;
  $135,111 and $14,546; respectively). . . . . . . .            106,586          135,892                     14,432
Interest and dividends receivable. . . . . . . . . .             16,432           20,369                     10,069
Receivable for investments sold. . . . . . . . . . .                  -          110,248                    251,002
Unrealized appreciation on forward
  foreign currency contracts . . . . . . . . . . . .                  2              140                        267
Receivable from adviser. . . . . . . . . . . . . . .              3,822            3,666                      5,795
Receivable for variation margin on
   futures contracts . . . . . . . . . . . . . . . .                  -            1,925                          -
Reclaims receivable. . . . . . . . . . . . . . . . .                  -            6,886                      2,176
Prepaid expenses and other assets. . . . . . . . . .             17,441           16,969                     29,625
--------------------------------------------------------------------------------------------------------------------
Total Assets . . . . . . . . . . . . . . . . . . . .          6,060,543        5,892,558                  4,564,078
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian . . . . . . . . . . . . . . . .                  -                -                      2,050
Payable for investments purchased. . . . . . . . . .            418,232           99,836                    478,752
Unrealized depreciation on forward
  foreign currency contracts . . . . . . . . . . . .                368              655                        210
Payable for variation margin on
  futures contracts. . . . . . . . . . . . . . . . .                  -              442                          -
Accrued expenses and other payables
Investment advisory fees . . . . . . . . . . . . . .              5,048            4,443                      2,901
Fund administration and transfer agent fees. . . . .                750            2,217                      1,771
Distribution fees. . . . . . . . . . . . . . . . . .              1,766            1,838                        798
Administrative servicing fees. . . . . . . . . . . .                211                -                          7
Other. . . . . . . . . . . . . . . . . . . . . . . .                242              242                        158
--------------------------------------------------------------------------------------------------------------------
Total Liabilities. . . . . . . . . . . . . . . . . .            426,617          109,673                    486,647
--------------------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $       5,633,926   $    5,782,885   $              4,077,431
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital. . . . . . . . . . . . . . . . . . . . . . .  $       7,172,966   $   10,379,486   $              6,222,512
Accumulated net investment income (loss) . . . . . .             20,428           17,537                     (1,584)
Accumulated net realized gains (losses)
  from investment, futures, and foreign
  currency transactions. . . . . . . . . . . . . . .         (1,805,025)      (4,755,582)                (1,999,570)
Net unrealized appreciation (depreciation)
  on investments, futures, and translation
  of assets and liablities
denominated in foreign currencies. . . . . . . . . .            245,557          141,444                   (143,927)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $       5,633,926   $    5,782,885   $              4,077,431
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 51

STATEMENTS  OF  ASSETS  AND  LIABILITIES  (Continued)
April  30,  2003  (Unaudited)



                                                GARTMORE          GARTMORE              GARTMORE
                                            EMERGING MARKETS    INTERNATIONAL    INTERNATIONAL SMALL CAP
                                                  FUND           GROWTH FUND           GROWTH FUND
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares. . . . . . . . . . . . . .  $       2,900,822   $    2,199,810   $              1,989,710
Class B Shares. . . . . . . . . . . . . .          1,504,035        1,796,525                    694,277
Class C Shares. . . . . . . . . . . . . .             15,624           11,845                      2,931
Institutional Service Class Shares. . . .          1,213,445        1,774,705                    694,284
Institutional Class Shares. . . . . . . .                  -                -                    696,229
---------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . .  $       5,633,926   $    5,782,885   $              4,077,431
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
(unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . .            403,199          416,649                    361,114
Class B Shares. . . . . . . . . . . . . .            212,538          346,984                    128,122
Class C Shares. . . . . . . . . . . . . .              2,179            2,276                        541
Institutional Service Class Shares. . . .            167,072          333,333                    125,000
Institutional Class Shares. . . . . . . .                  -                -                    125,000
---------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . .            784,988        1,099,242                    739,777
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . .  $            7.19   $         5.28   $                   5.51
Class B Shares (a). . . . . . . . . . . .  $            7.08   $         5.18   $                   5.42
Class C Shares (b). . . . . . . . . . . .  $            7.17   $         5.21   $                   5.42
Institutional Service Class Shares. . . .  $            7.26   $         5.32   $                   5.55
Institutional Class Shares. . . . . . . .  $               -   $            -   $                   5.57
MAXIMUM OFFERING PRICE PER SHARE
  (100%/100%-maximum sales charge)
  of net asset value adjusted
  to the nearest cent):
Class A Shares. . . . . . . . . . . . . .  $            7.63   $         5.60   $                   5.85
Class C Shares. . . . . . . . . . . . . .  $            7.24   $         5.26   $                   5.47
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge -. . . . . . . . . .               5.75%            5.75%                      5.75%
  Class A Shares
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge -. . . . . . . . . .               1.00%            1.00%                      1.00%
  Class C Shares
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year. See notes to financial statements.

--------------------------------------------------------------------------------
52 SEMIANNUAL REPORT 2003

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)



                                                         GARTMORE          GARTMORE            GARTMORE
                                                     EMERGING MARKETS    INTERNATIONAL    INTERNATIONAL SMALL
                                                           FUND           GROWTH FUND       CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . .  $           2,395   $          540   $              1,218
Dividend income (net of foreign witholding tax of
  $2,147; $8,314 and $2,391; respectively). . . .              72,046           66,028                 21,130
--------------------------------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . . . . . . . .             74,441           66,568                 22,348
--------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . .             30,392           27,320                 15,658
Fund administration and transfer agent fees. . . .             10,183           12,051                 10,786
Distribution fees Class A. . . . . . . . . . . . .              3,302            2,405                  1,017
Distribution fees Class B. . . . . . . . . . . . .              7,320            8,891                  3,375
Distribution fees Class C. . . . . . . . . . . . .                 75               51                     24
Administrative servicing fees Class A. . . . . . .                951               13                     43
Registration and filing fees . . . . . . . . . . .             17,911           17,897                 15,335
Other. . . . . . . . . . . . . . . . . . . . . . .              2,396            1,960                    829
--------------------------------------------------------------------------------------------------------------
Total expenses before reimbursed expenses. . . . .             72,530           70,588                 47,067
Expenses reimbursed. . . . . . . . . . . . . . . .            (19,648)         (20,981)               (23,108)
--------------------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . . . . . . .             52,882           49,607                 23,959
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . . . .             21,559           16,961                 (1,611)
--------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses)
  on investment transactions. . . . . . . . . . .            (264,955)        (396,320)              (423,175)
Net realized gains (losses)
  on futures transactions. . . . . . . . . . . . .                  -              781                      -
Net realized gains (losses)
  on foreign currency transactions. . . . . . . .             (32,565)        (127,510)               (39,452)
--------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
  on investment, futures,
  and foreign currency transactions
Net change in unrealized. . . . . . . . . . . . .            (297,520)        (523,049)              (462,627)
  appreciation/depreciation on
  investments, futures, and
   translation of assets and liabilities
  denominated in foreign currencies. . . . . . . .            491,472          402,984                501,156
--------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses)
  on investments, futures,
  and foreign currencies . . . . . . . . . . . . .            193,952         (120,065)                38,529
--------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . .   $         215,511   $     (103,104)  $             36,918
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 53

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        GARTMORE  EMERGING        GARTMORE  INTERNATIONAL      GARTMORE  INTERNATIONAL
                                          MARKETS  FUND                GROWTH  FUND            SMALL  CAP  GROWTH  FUND
-------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                       ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                     APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                        2003          2002           2003          2002           2003          2002
-------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES
OPERATIONS:
Net investment income (loss) . . .  $    21,559   $    (29,397)  $    16,961   $      3,846   $    (1,611)  $    (16,625)
Net realized gains (losses) on
  investment, futures,
  and foreign currency transactions.   (297,520)      (691,207)     (523,049)      (892,076)     (462,627)      (587,340)
Net change in unrealized
  appreciation/depreciation
  on investments, futures,
  and translation of assets
  and liabilities denominated
  in foreign currencies . . . . .       491,472        999,702       402,984         59,121       501,156         54,641
-------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations . . . . . . . .       215,511        279,098      (103,104)      (829,109)       36,918       (549,324)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . . .       819,403      1,076,593       264,366        134,097     1,132,688        140,174
-------------------------------------------------------------------------------------------------------------------------
Change in net assets . . . . . . .    1,034,914      1,355,691       161,262       (695,012)    1,169,606       (409,150)
NET ASSETS:
Beginning of period. . . . . . . .    4,599,012      3,243,321     5,621,623      6,316,635     2,907,825      3,316,975
-------------------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . .  $ 5,633,926   $  4,599,012   $ 5,782,885   $  5,621,623   $ 4,077,431   $  2,907,825
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
54 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  EMERGING  MARKETS  FUND


                                                  INVESTMENT  ACTIVITIES              DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.01)         (1.87)       (1.88)       (0.01)          (0.01)  $        8.11
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.11          0.01          (2.14)       (2.13)           -               -   $        5.98
  October 31, 2001
Year Ended . . . . . .  $        5.98         (0.03)          0.85         0.82            -               -   $        6.80
  October 31, 2002
Six Months Ended . . .  $        6.80          0.03           0.36         0.39            -               -   $        7.19
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.01)         (1.88)       (1.89)       (0.01)          (0.01)  $        8.10
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.10         (0.03)         (2.13)       (2.16)           -               -   $        5.94
  October 31, 2001
Year Ended . . . . . .  $        5.94         (0.08)          0.85         0.77            -               -   $        6.71
  October 31, 2002
Six Months Ended . . .  $        6.71          0.01           0.36         0.37            -               -   $        7.08
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.57         (0.01)         (1.54)       (1.55)           -               -   $        6.02
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.02         (0.08)          0.86         0.78            -               -   $        6.80
  October 31, 2002
Six Months Ended . . .  $        6.80          0.01           0.36         0.37            -               -   $        7.17
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00             -          (1.88)       (1.88)       (0.01)          (0.01)  $        8.11
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.11          0.04          (2.13)       (2.09)       (0.01)          (0.01)  $        6.01
  October 31, 2001
Year Ended . . . . . .  $        6.01         (0.02)          0.87         0.85            -               -   $        6.86
  October 31, 2002
Six Months Ended . . .  $        6.86          0.04           0.36         0.40            -               -   $        7.26
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                               RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (18.90%) (f)  $      1,366    2.15% (g)    (0.35%) (g)        7.24% (g)        (5.44%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (26.24%)  $      1,066        2.15%          0.18%            5.93%            (3.60%)        97.85%
  October 31, 2001
Year Ended . . . . . .        13.71%  $      1,996        2.01%        (0.49%)            2.41%            (0.89%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.74% (f)  $      2,901    1.87% (g)      0.90% (g)        2.62% (g)          0.17% (g)        73.55%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (19.00%) (f)  $      1,353    2.75% (g)    (0.95%) (g)        7.96% (g)        (6.16%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (26.67%)  $      1,164        2.75%        (0.40%)            6.67%            (4.32%)        97.85%
  October 31, 2001
Year Ended . . . . . .        12.96%  $      1,443        2.71%        (1.18%)            3.22%            (1.69%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.51% (f)  $      1,504    2.55% (g)      0.28% (g)        3.31% (g)        (0.47%) (g)        73.55%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (20.48%) (f)  $         10    2.75% (g)    (0.85%) (g)        8.68% (g)        (6.78%) (g)        97.85%
  October 31, 2001 (e)
Year Ended . . . . . .        12.96%  $         15        2.72%        (1.12%)            3.28%            (1.68%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.44% (f)  $         16    2.55% (g)      0.29% (g)        3.32% (g)        (0.47%) (g)        73.55%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (18.90%) (f)  $      1,354    1.82% (g)    (0.02%) (g)        6.95% (g)        (5.15%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (25.81%)  $      1,004        1.82%          0.49%            5.60%            (3.29%)        97.85%
  October 31, 2001
Year Ended . . . . . .        14.14%  $      1,145        1.73%        (0.21%)            2.24%            (0.72%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.83% (f)  $      1,213    1.55% (g)      1.29% (g)        2.31% (g)          0.54% (g)        73.55%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 55

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  INTERNATIONAL  GROWTH  FUND


                                                        INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------
                                                                 NET
                                                            REALIZED AND
                                   NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                              ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                                BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                                OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . . . .  $       10.00             -          (1.14)       (1.14)  $     8.86  (11.40%) (f)  $      2,975
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.86         (0.02)         (2.65)       (2.67)  $     6.19      (30.14%)  $      2,156
  October 31, 2001
Year Ended . . . . . . . . .  $        6.19          0.01          (0.82)       (0.81)  $     5.38      (13.09%)  $      1,965
  October 31, 2002
Six Months Ended . . . . . .  $        5.38          0.02          (0.12)       (0.10)  $     5.28   (1.86%) (f)  $      2,200
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . . . .  $       10.00         (0.01)         (1.14)       (1.15)  $     8.85  (11.50%) (f)  $      2,950
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.85         (0.07)         (2.64)       (2.71)  $     6.14      (30.62%)  $      2,078
  October 31, 2001
Year Ended . . . . . . . . .  $        6.14         (0.03)         (0.81)       (0.84)  $     5.30      (13.68%)  $      1,840
  October 31, 2002
Six Months Ended . . . . . .  $        5.30             -          (0.12)       (0.12)  $     5.18   (2.26%) (f)  $      1,797
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . . . .  $        7.72         (0.02)         (1.53)       (1.55)  $     6.17  (20.08%) (f)  $         10
  October 31, 2001 (e)
Year Ended . . . . . . . . .  $        6.17         (0.03)         (0.81)       (0.84)  $     5.33      (13.61%)  $         10
  October 31, 2002
Six Months Ended . . . . . .  $        5.33             -          (0.12)       (0.12)  $     5.21   (2.25%) (f)  $         12
  April 30, 2003 (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . . . .  $       10.00          0.01          (1.15)       (1.14)  $     8.86  (11.40%) (f)  $      2,954
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.86             -          (2.64)       (2.64)  $     6.22      (29.80%)  $      2,073
  October 31, 2001
Year Ended . . . . . . . . .  $        6.22          0.03          (0.83)       (0.80)  $     5.42      (12.86%)  $      1,807
  October 31, 2002
Six Months Ended . . . . . .  $        5.42          0.03          (0.13)       (0.10)  $     5.32   (1.85%) (f)  $      1,775
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS  /  SUPPLEMENTAL  DATA
----------------------------------------------------------------------------------------------------------
                                                                             RATIO OF NET
                                           RATIO OF NET      RATIO OF         INVESTMENT
                               RATIO OF     INVESTMENT       EXPENSES           INCOME
                               EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                              TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                  NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . . . .    1.85% (g)      0.05% (g)        4.01% (g)        (2.11%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        1.85%        (0.30%)            4.01%            (2.46%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        1.76%          0.20%            2.10%            (0.14%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    1.65% (g)      0.79% (g)        2.42% (g)          0.03% (g)       123.44%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . . . .    2.45% (g)    (0.54%) (g)        4.75% (g)        (2.84%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        2.45%        (0.89%)            4.75%            (3.19%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        2.46%        (0.50%)            2.85%            (0.89%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    2.40% (g)      0.03% (g)        3.17% (g)        (0.74%) (g)       123.44%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . . . .    2.45% (g)    (1.10%) (g)        6.72% (g)        (5.37%) (g)       236.28%
  October 31, 2001 (e)
Year Ended . . . . . . . . .        2.46%        (0.53%)            2.95%            (1.02%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    2.40% (g)      0.07% (g)        3.18% (g)        (0.70%) (g)       123.44%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . . . .    1.52% (g)      0.39% (g)        3.75% (g)        (1.84%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        1.52%          0.03%            3.72%            (2.17%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        1.48%          0.48%            1.85%              0.11%       226.70%
  October 31, 2002
Six Months Ended . . . . . .    1.40% (g)      1.03% (g)        2.17% (g)          0.27% (g)       123.44%
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
56 SEMIANNUAL REPORT 2003

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND


                                                       INVESTMENT  ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                           REALIZED AND
                                  NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                             ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                               BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                               OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . . . . . .  $       10.00         (0.03)         (3.39)       (3.42)  $     6.58  (34.20%) (g)  $        834
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.58         (0.03)         (1.04)       (1.07)  $     5.51      (16.26%)  $        810
  October 31, 2002
Six Months Ended. . . . . .  $        5.51             -              -            -   $     5.51     0.00% (g)  $      1,990
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended. . . . . . . .  $       10.00         (0.07)         (3.39)       (3.46)  $     6.54  (34.60%) (g)  $        828
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.54         (0.08)         (1.03)       (1.11)  $     5.43      (16.97%)  $        705
  October 31, 2002
Six Months Ended. . . . . .  $        5.43         (0.02)          0.01        (0.01)  $     5.42   (0.18%) (g)  $        694
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended. . . . . . . .  $        9.45         (0.04)         (2.86)       (2.90)  $     6.55  (30.69%) (g)  $          2
  October 31, 2001 (e)
Year Ended. . . . . . . . .  $        6.55         (0.05)         (1.07)       (1.12)  $     5.43      (17.10%)  $          6
  October 31, 2002
Six Months Ended. . . . . .  $        5.43         (0.03)          0.02        (0.01)  $     5.42   (0.18%) (g)  $          3
  April 30, 2003
  (Unaudited) (f)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . . . . . . .  $       10.00             -          (3.39)       (3.39)  $     6.61  (33.90%) (g)  $        826
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.61         (0.02)         (1.05)       (1.07)  $     5.54      (16.19%)  $        693
  October 31, 2002
Six Months Ended. . . . . .  $        5.54             -           0.01         0.01   $     5.55     0.18% (g)  $        694
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS SHARES
Period Ended. . . . . . . .  $       10.00          0.01          (3.39)       (3.38)  $     6.62  (33.80%) (g)  $        827
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.62         (0.01)         (1.06)       (1.07)  $     5.55      (16.16%)  $        694
  October 31, 2002
Six Months Ended. . . . . .  $        5.55             -           0.02         0.02   $     5.57     0.36% (g)  $        696
  April 30, 2003
  (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

                                                 RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------
                                                                            RATIO OF NET
                                          RATIO OF NET      RATIO OF         INVESTMENT
                              RATIO OF     INVESTMENT       EXPENSES           INCOME
                              EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                             TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                 NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                               ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . . . . . .    1.85% (h)    (0.37%) (h)        6.81% (h)        (5.33%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.70%        (0.46%)            3.31%            (2.07%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.63% (h)      0.06% (h)        3.28% (h)        (1.60%) (h)        65.43%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended. . . . . . . .    2.45% (h)    (0.96%) (h)        7.57% (h)        (6.08%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        2.40%        (1.16%)            4.06%            (2.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    2.37% (h)    (0.85%) (h)        3.98% (h)        (2.47%) (h)        65.43%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended. . . . . . . .    2.45% (h)    (1.14%) (h)       15.71% (h)       (14.40%) (h)       121.33%
  October 31, 2001 (e)
Year Ended. . . . . . . . .        2.40%        (0.88%)            4.00%            (2.48%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    2.37% (h)    (1.14%) (h)        3.89% (h)        (2.66%) (h)        65.43%
  April 30, 2003
  (Unaudited) (f)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . . . . . . .    1.52% (h)    (0.04%) (h)        6.54% (h)        (5.06%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.42%        (0.18%)            3.06%            (1.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.37% (h)      0.15% (h)        2.98% (h)        (1.47%) (h)        65.43%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS SHARES
Period Ended. . . . . . . .    1.37% (h)      0.11% (h)        6.53% (h)        (5.05%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.37%        (0.13%)            3.06%            (1.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.37% (h)      0.17% (h)        2.98% (h)        (1.44%) (h)        65.43%
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 21, 2000 (commencement of operations) through October 31, 2001.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g)  Not  annualized.
(h)  Annualized.
See  notes  to  financial  statements

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 57

GARTMORE  HIGH  YIELD  BOND  FUND

Class  A  Shares  symbol:  NYBAX
Class  B  Shares  symbol:  NYBBX
Class  C  Shares  symbol:  NYBCX
Institutional  Service  Class  symbol:  NHYSX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 17.16%* versus 25.72% for its benchmark, the Salomon Smith Barney U.S. High Yield Market Index.

For broader comparison, the average return for this Fund's peer category (High Current Yield) was 17.88%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

Yield spreads in the high-yield market-their premium over risk-free Treasuries-tightened during the period, an indication that investors were ready to add higher-risk securities to their portfolios. Within this environment, investors flocked to high yield bonds and their performance reflected the high demand. The positive sentiment toward both stocks and high-yield bonds was enhanced as the war in Iraq progressed and eventually ended smoothly.

The Fund performed well, yet underperformed its Index in part because it held a bias toward higher-quality issues in a period during which lower-quality, higher-risk securities drove much of the performance. For example, CCC-rated securities (in which the Fund was underweight the Index by 2.43%) finished up more than 50%. By comparison, the higher-quality B-rated bonds gained "only" 27.42% during the period.

WHAT  PORTFOLIO  ATTRIBUTES  AFFECTED  PERFORMANCE?

The consumer products sector added significantly to performance and the Fund held its largest overweight relative to the Index in this area (more than 6%). An emphasis on the broadcast/outdoor sector (overweight by 2.5%) also contributed positively to the Fund's return. Nextel Communications added most to the Fund's performance, rising more than 60% and contributing 44 basis points to return.

The wireless communications company enjoys a growing market share and strong revenue figures. It has reduced its debt burden over the past year, prompting Fitch credit rating agency to revise its outlook on Nextel's debt to positive. SBA Communications Corp. was the third-largest single contributor to the Fund's performance (adding 30 basis points). The markets reacted positively to SBA, an operator of wireless communications towers, as the company finalized a deal to sell towers in the Western U.S. to help limit the company's outstanding debt.

On the downside, however, investments in HealthSouth Corp. and Fleming Cos. detracted from performance on a relative and absolute basis. HealthSouth is a large surgical and medical services company that operates throughout the U.S. Fleming, which sells wholesale items to supermarkets, was negatively affected because of its relationship with financially troubled retailer Kmart Corp.

HOW  IS  THE  FUND  POSITIONED?

Corporate balance sheets are improving, allowing us to increase risk in the portfolio by increasing its exposure to the lower-credit-quality companies that we believe will continue to outperform. Even with this shift, however, the portfolio will remain broadly diversified to shield against the effects of unstable corporate earnings. Specifically, we have slightly limited the Fund's exposure to consumer products, yet increased holdings in the utilities and cable TV areas.

PORTFOLIO  MANAGER:  Karen  Bater

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $102,391,281
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                         1 YR.   INCEPTION1
-----------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2    6.84%       -1.64%
                              w/SC3      1.81%       -3.06%
-----------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2    6.09%       -2.39%
                              w/SC4      1.22%       -3.04%
-----------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2    6.08%       -2.70%
                              w/SC6      4.04%       -2.99%
-----------------------------------------------------------
Institutional Service Class7             7.24%       -1.19%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  4.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                            SALOMON
                          SMITH BARNEY
                   CLASS      U.S.
DATE                 A     HIGH YIELD     CPI
-----------------------------------------------
12/29/1999         9,525    10,000     10,000
10/31/2000         8,335     9,637     10,339
10/31/2001         8,036     9,643     10,559
10/31/2002         7,694     8,990     10,772
4/30/2003.         9,014    11,302     11,020

Comparative performance of $10,000 invested in Class A shares of the Gartmore High Yield Bond Fund, Salomon Smith Barney U.S. High-Yield Market Index (a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Salomon Smith Barney U.S. High-Yield Market Index is an unmanaged index of high-yield debt securities and is a broad market measure.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
58 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  HIGH  YIELD  BOND  FUND

CORPORATE  BONDS  (96.6%)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT      VALUE
------------------------------------------------------------------
AEROSPACE/DEFENSE EQUIPMENT (1.3%)
BE Aerospace, Inc., 8.00%, 03/01/08. . . .  $  500,000  $  350,000
Sequa Corp., 9.00%, 08/01/09 . . . . . . .   1,000,000   1,045,000
                                                        ----------
                                                         1,395,000
                                                        ----------

------------------------------------------------------------------
APPLIANCES (1.5%)
Salton, Inc., 12.25%, 04/15/08 . . . . . .   1,500,000   1,560,000
                                                        ----------

------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (4.0%)
Collins & Aikman Products Corp.,
  10.75%, 12/31/11 . . . . . . . . . . . .   1,000,000   1,025,000
Dura Operating Corp., 9.00%, 05/01/09. . .   1,000,000     955,000
Rexnord Corp., 10.13%, 12/15/12 (c). . . .     750,000     806,250
Tenneco Automotive, Inc., 11.63%,
  10/15/09. . . . . . . . . . . . . . . .      500,000     442,500
TRW Automotive, Inc., 9.38%, 02/15/13. . .     625,000     682,813
TRW Automotive, Inc., 11.00%, 02/15/13 (c)     300,000     328,500
                                                        ----------
                                                         4,240,063
                                                        ----------

------------------------------------------------------------------
BANKS (0.5%)
Ahold Finance USA, Inc., 8.25%,
  07/15/10. . . . . . . . . . . . . . . .      625,000     550,781
                                                        ----------

------------------------------------------------------------------
BUILDING & CONSTRUCTION (2.9%)
D.R. Horton, Inc., 8.50%, 04/15/12 . . . .     900,000     985,500
WCI Communities, Inc., 9.13%, 05/01/12 . .   1,000,000   1,010,000
William Lyon Homes, 10.75%, 04/01/13 . . .   1,000,000   1,025,000
                                                         3,020,500

------------------------------------------------------------------
CABLE & SATELLITE (8.2%)
Charter Communications Holdings, LLC,
  8.63%, 04/01/09. . . . . . . . . . . . .   1,000,000     657,500
CSC Holdings, Inc., 7.63%, 04/01/11. . . .   1,000,000   1,052,500
DIRECTV Holdings Finance, 8.38%,
  03/15/13 (c) . . . . . . . . . . . . . .   1,000,000   1,120,000
Echostar DBS Corp., 9.13%, 01/15/09. . . .   1,500,000   1,687,500
Mediacom, LLC, 9.50%, 01/15/13 . . . . . .   1,750,000   1,881,249
Sanmina Corp., 10.38%, 01/15/10 (c). . . .   1,000,000   1,140,000
Young Broadcasting, Inc., 10.00%,
  03/01/11. . . . . . . . . . . . . . . .    1,000,000   1,080,000
                                                        ----------
                                                         8,618,749
                                                        ----------

------------------------------------------------------------------
CHEMICALS (3.2%)
Alpharma, Inc., 8.63%, 05/01/11 (c). . . .     450,000     465,750
Equistar Chemical Funding, 10.13%,
  09/01/08 . . . . . . . . . . . . . . . .     625,000     656,250
Equistar Chemical Funding, 10.63%,
  05/01/11 (c) . . . . . . . . . . . . . .     100,000     105,750
Lyondell Chemical Co., 9.50%, 12/15/08 . .   1,000,000   1,020,000
Noveon, Inc., 11.00%, 02/28/11 . . . . . .   1,000,000   1,130,000
                                                        ----------
                                                         3,377,750
                                                        ----------

------------------------------------------------------------------
COMMUNICATION/MOBILE (4.0%)
Alamosa Delaware, Inc., 13.63%,
  08/15/11. . . . . . . . . . . . . . . .    1,000,000     680,000
American Tower Corp., 9.38%, 02/01/09. . .     500,000     495,000
SBA Communications Corp., 10.25%,
  02/01/09. . . . . . . . . . . . . . . .    1,000,000     840,000
TeleCorp PCS, Inc., 10.63%, 07/15/10 . . .   1,000,000   1,190,000
Triton PCS, Inc., 9.38%, 02/01/11. . . . .   1,000,000     952,500
                                                        ----------
                                                         4,157,500
                                                        ----------

------------------------------------------------------------------
CONSUMER PRODUCTS/SERVICES (4.5%)
AEP Industries, Inc., 9.88%, 11/15/07. . .     625,000     587,500
Crown Euro Holdings SA, 10.88%,
  03/01/13 (c). . . . . . . . . . . . . .    1,000,000   1,077,500
Georgia Pacific Corp., 9.38%,
  02/01/13 (c). . . . . . . . . . . . . .    1,250,000   1,375,000
IMC Global, Inc., 11.25%, 06/01/11 . . . .   1,000,000   1,135,000
Iron Mountain, Inc., 7.75%, 01/15/15 . . .     500,000     537,500
                                                        ----------
                                                         4,712,500
                                                        ----------

------------------------------------------------------------------
COSMETICS / TOILETRIES (2.4%)
Armkel, LLC, 9.50%, 08/15/09 . . . . . . .   1,250,000   1,400,000
Elizabeth Arden, Inc., 11.75%, 02/01/11. .   1,000,000   1,100,000
                                                        ----------
                                                         2,500,000
                                                        ----------

FOOD & BEVERAGE (1.1%)
B&G Foods, Inc., 9.63%, 08/01/07 . . . . .     950,000     979,688
Land O Lakes, Inc., 8.75%, 11/15/11. . . .     350,000     224,000
                                                        ----------
                                                         1,203,688
                                                        ----------

------------------------------------------------------------------
GAMING (5.6%)
Chumash Casino & Resort, 9.00%,
  07/15/10 (c). . . . . . . . . . . . . .    1,000,000   1,070,000
Isle Of Capri Casinos, 8.75%, 04/15/09 . .   1,250,000   1,315,625
Park Place Entertainment Corp.,
  8.13%, 05/15/11 . . . . . . . . . . . .    1,250,000   1,321,875
Penn National Gaming, Inc., 11.13%,
  03/01/08. . . . . . . . . . . . . . . .    1,000,000   1,102,500
Station Casinos, Inc., 9.88%, 07/01/10 . .   1,000,000   1,102,500
                                                        ----------
                                                         5,912,500
                                                        ----------

------------------------------------------------------------------
HEALTHCARE (6.2%)
Ameripath, Inc., 10.50%, 04/01/13 (c). . .   1,150,000   1,219,000
Extendicare Health Services, 9.35%,
  12/15/07. . . . . . . . . . . . . . . .    1,000,000     810,000
Iasis Healthcare Corp., 13.00%,
  10/15/09. . . . . . . . . . . . . . . .    1,250,000   1,393,750
Omnicare, Inc., 8.13%, 03/15/11. . . . . .   1,000,000   1,090,000
Pacificare Health Systems, 10.75%,
  06/01/09 . . . . . . . . . . . . . . . .   1,000,000   1,107,500
Res-Care, Inc., 10.63%, 11/15/08 . . . . .   1,000,000     895,000
                                                        ----------
                                                         6,515,250
                                                        ----------

------------------------------------------------------------------
INDUSTRIALS (1.0%)
Werner Holdings Co., Inc., 10.00%,
  11/15/07 . . . . . . . . . . . . . . . .   1,000,000   1,025,000
                                                        ----------

------------------------------------------------------------------
LEISURE (3.7%)
Cinemark USA, Inc., 9.00%, 02/01/13
  (c). . . . . . . . . . . . . . . . . .       100,000     108,000
Intrawest Corp., 10.50%, 02/01/10. . . . .   1,000,000   1,085,000
Regal Cinemas, Inc., 9.38%, 02/01/12 . . .   1,000,000   1,100,000
Six Flags, Inc., 8.88%, 02/01/10 . . . . .     545,000     545,000
Six Flags, Inc., 9.75%, 04/15/13 (c) . . .   1,000,000   1,042,500
                                                        ----------
                                                         3,880,500
                                                        ----------

------------------------------------------------------------------
MACHINERY/EQUIPMENT (2.0%)
Fairchild Semiconductor Corp.,
  10.38%, 10/01/07 . . . . . . . . . . . .   1,000,000   1,055,000
NMHG Holdings Co., 10.00%, 05/15/09. . . .   1,000,000   1,070,000
                                                        ----------
                                                         2,125,000
                                                        ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 59

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

GARTMORE  HIGH  YIELD  BOND  FUND  (Continued)

CORPORATE  BONDS  (CONTINUED)

                                        PRINCIPAL                  VALUE
                                          AMOUNT
---------------------------------------------------------------------------
MEDIA (1.6%)
Paxson Comm., 0.00%, 01/15/09. . . . .  $  750,000              $   630,000
Sinclair Broadcast Group, Inc.,
  8.00%, 03/15/12. . . . . . . . . . .   1,000,000                1,055,000
                                                                -----------
                                                                  1,685,000
                                                                -----------

---------------------------------------------------------------------------
METALS & MINING (0.8%)
Steel Corp., 7.88%, 02/15/09 . . . . .   1,000,000                  887,500
                                                                -----------

---------------------------------------------------------------------------
OIL & GAS (10.1%)
Amerigas Partners LP, 8.88%,
  05/20/11 . . . . . . . . . . . . . .   1,000,000                1,080,000
Pipeline Co., 8.88%, 03/15/10 (c). . .     900,000                  994,500
Citgo Petroleum Corp., 11.38%,
  02/01/11 (c) . . . . . . . . . . .       750,000                  836,250
Paso Corp., 7.88%, 06/15/12 (c). . . .   1,000,000                  885,000
Paso Energy Partners, 10.63%,
  12/01/12 (c). . . . . . . . . . . .    1,000,000                1,149,999
Forest Oil Corp., 8.00%, 06/15/08. . .   1,000,000                1,060,000
Giant Industries, 11.00%, 05/15/12 . .     625,000                  593,750
Grant Prideco, Inc., 9.63%, 12/01/07 .   1,000,000                1,105,000
Grey Wolf, Inc., 8.88%, 07/01/07 . . .   1,000,000                1,031,250
Southern Natural Gas, 8.88%,
  03/15/10 (c) . . . . . . . . . . . .     725,000                  801,125
Williams Cos, Inc., 7.13%, 09/01/11. .   1,000,000                  945,000
                                                                -----------
                                                                 10,481,874
                                                                -----------

---------------------------------------------------------------------------
PUBLISHING (2.6%)
Media East, LLC, 9.88%, 11/15/09 (c) .     750,000                  858,750
Garden State Newspapers, Inc.,
  8.63%, 07/01/11 . . . . . . . . . .      750,000                  774,375
Hollinger International, 9.00%,
  12/15/10. . . . . . . . . . . . . .    1,000,000                1,070,000
                                                                -----------
                                                                  2,703,125
                                                                -----------

---------------------------------------------------------------------------
RADIO BROADCASTING (0.3%)
Satellite Radio, Inc., 0.00%,
  12/31/09. . . . . . . . . . . . . .      500,000                  352,500
                                                                -----------

---------------------------------------------------------------------------
RETAIL (1.9%)
National Group, Inc., 8.88%,
  05/15/12 . . . . . . . . . . . . . .     950,000                  866,875
Mothers Work, Inc., 11.25%,
  08/01/10. . . . . . . . . . . . . .    1,000,000                1,095,000
                                                                -----------
                                                                  1,961,875
                                                                -----------

---------------------------------------------------------------------------
SERVICES (4.3%)
Allied Waste North America, Inc.,
  10.00%, 08/01/09. . . . . . . . . .    1,500,000                1,603,125
Synagro Technologies, Inc., 9.50%,
  04/01/09 . . . . . . . . . . . . .     1,000,000                1,075,000
Marine Services, Inc., 8.88%,
  05/15/12. . . . . . . . . . . . . .    1,000,000                  875,000
United Rentals, Inc., 9.25%,
  01/15/09 . . . . . . . . . . . . .     1,000,000                  960,000
                                                                -----------
                                                                  4,513,125
                                                                -----------

---------------------------------------------------------------------------
SUPERMARKET (2.5%)
Great Atlantic & Pac Tea, 9.13%,
  12/15/11 . . .  . . . . . . . . . .      625,000                  537,500
Ingles Markets, Inc., 8.88%, 12/01/11.   1,000,000                1,020,000
Stater Brothers Holdings, Inc.,
  10.75%, 08/15/06. . . . . . . . . .    1,000,000                1,062,500
                                                                -----------
                                                                  2,620,000
                                                                -----------

---------------------------------------------------------------------------
TECHNOLOGY (1.7%)
AMI Semiconductor, Inc., 10.75%,
  02/01/13 (c). . . . . . . . . . ..       670,000                  726,950
Amkor Technology, Inc., 9.25%,
  02/15/08. . . . . . . . . . . . .      1,000,000                1,067,500
                                                                -----------
                                                                  1,794,450
                                                                -----------

---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (8.2%)
Fairpoint Communications, 11.88%,
  03/01/10 (c). . . . . . . . . . . .      350,000                  388,500
Insight Midwest, 9.75%, 10/01/09. . .    1,000,000                1,072,500
Level 3 Communications, Inc.,
  11.00%, 03/15/08. . . . . . . . . .      500,000                  415,000
Lucent Technologies, 6.45%,
  03/15/29. . . . . . . . . . . . . .      500,000                  367,500
Nextel Communications, 9.50%,
  02/01/11. . . . . . . . . . . . .      1,750,000                1,911,875
Nextel Partners, Inc., 12.50%,
  11/15/09. . . . . . . . . . . . .      1,000,000                1,090,000
Nortel Networks, Ltd., 6.13%,
  02/15/06. . . . . . . . . . . . . .      750,000                  726,563
Sprint Capital Corp., 8.38%,
  03/15/12. . . . . . . . . . . . .      1,000,000                1,112,500
Time Warner Telecommunication, Inc.,
  9.75%, 07/15/08. . . . . . . . . .       500,000                  420,000
TSI Telecommunication, 12.75%,
  02/01/09. . . . . . . . . . . . .      1,000,000                  980,000
                                                                -----------
                                                                  8,484,438
                                                                -----------

---------------------------------------------------------------------------
TEXTILES/APPAREL (2.6%)
GFSI, Inc., 9.63%, 03/01/07. . . . .     1,000,000                  830,000
Levi Straus & Co., 11.63%,
  01/15/08. . . . . . . . . . . . . .      500,000                  422,500
Levi Straus & Co., 12.25%,
  12/15/12 (c). . . . . . . . . . . .      500,000                  415,000
Russell Corp., 9.25%, 05/01/10. . . .    1,000,000                1,085,000
                                                                -----------
                                                                  2,752,500
                                                                -----------

---------------------------------------------------------------------------
TRANSPORTATION (1.0%)
Petroleum Helicopters, Inc.,
  9.38%, 05/01/09. . . . . . . . . .     1,000,000                1,095,000
                                                                -----------

---------------------------------------------------------------------------
UTILITIES (6.9%)
AES Corp., 8.38%, 08/15/07. . . . . .      200,000                  183,000
AES Corp., 9.38%, 09/15/10. . . . . .      660,000                  646,800
Aquila, Inc., 7.63%, 11/15/09. . . .       625,000                  515,625
Calpine Corp., 7.88%, 04/01/08. . .      1,000,000                  715,000
Calpine Corp., 8.50%, 02/15/11. . .        500,000                  365,000
CMS Energy Corp., 9.88%,
  10/15/07. . . . . . . . . . . . .      1,000,000                1,040,000
Dynegy Holdings, Inc., 8.75%,
  02/15/12. . . . . . . . . . . . .      1,000,000                  950,000
Edison Mission, 9.88%, 04/15/11. . .     1,500,000                1,327,500
Legrand, 10.50%, 02/15/13 (c). . . .       750,000                  810,000
PSEG Energy Holdings, 7.75%,
  04/16/07. . . . . . . . . . . . . .      625,000                  654,688
                                                                -----------
                                                                  7,207,613
                                                                -----------

TOTAL CORPORATE BONDS                                           101,333,781
                                                                -----------

YANKEE BONDS (1.0%)
---------------------------------------------------------------------------
BROADCASTING (1.0%)
Spanish Broadcasting System, Inc.,
  9.63%, 11/01/09. . . . . . . . . .     1,000,000                1,057,500
                                                                -----------

TOTAL YANKEE BONDS                                                1,057,500
                                                                -----------

--------------------------------------------------------------------------------
60 SEMIANNUAL REPORT 2003

WARRANTS  (0.0%)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE
-----------------------------------------------------------------
COMMUNICATION/FIXED (0.0%)
Maxcom Telecommunications SA                 270     $          0
  (c)                                                           0
                                                     ------------

-----------------------------------------------------------------
COMMUNICATION/ISP (0.0%)
Metricom, Inc. (b)                          4,000               0
                                                     ------------

TOTAL WARRANTS                                                  0
                                                     ------------

PREFERRED STOCKS (0.0%)

COMMUNICATION/ISP (0.0%)
Rhythms Netconnections, Inc. (c)           10,000               0
                                                     ------------

TOTAL PREFERRED STOCKS                                          0
                                                     ------------

TOTAL INVESTMENTS (COST $96,069,713)
  (A) - 97.6%                                         102,391,281

OTHER ASSETS IN EXCESS OF LIABILITIES -
  2.4%                                                  2,464,432
                                                     ------------

NET ASSETS - 100.0%                                  $104,855,713
                                                     ------------
                                                     ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Defaulted  Security
(c) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 61

GARTMORE  MILLENNIUM  GROWTH  FUND

Class  A  Shares  symbol:  NMGAX
Class  B  Shares  symbol:  NMGBX
Class  C  Shares  symbol:  GMGCX
Class  D  Shares  symbol:  NMCGX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 3.06%* versus 8.19% for its benchmark, the Russell MidCap Growth Index.

For broader comparison, the average return for this Fund's peer category (Mid-Cap Growth) was 4.04%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Global equity markets rallied during April driven by improving corporate profits, attractive stock valuations and greater investor confidence in the viability of economic recovery. Additional monetary stimulus from the European Central Bank and the Federal Reserve-including an unexpected half-point rate reduction in November-fueled the rally.

The economy grew slightly during the period. However, consumer confidence, which had suffered a steady decline for four months, dramatically improved in April, primarily due to a swift resolution in the U.S.-led war in Iraq.

The Fund's 5% position in cash greatly detracted from performance, primarily due to the rally in April. The Fund's negative sector allocations more than offset the positive contribution from stock strong selections. For example, the Fund was underweight in the utilities sector, which rose 66%, driven by Calpine Corp. and The AES Corp. An overweight position in the distribution services sector also hurt returns, even though stock selection was stronger than that of the Index. On a positive note, the Fund's strong stock selection and overweight position in the commercial services sector enhanced performance. Holdings such as Exult, Inc., a provider of comprehensive management of human resources departments, and Iron Mountain Inc., a full-service provider of records and information management services, as well were the largest contributors to Fund returns.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Top holdings such as software company Amdocs Ltd and Cox Radio, the third-largest broadcasting company in the United States, both benefited the Fund by achieving strong earnings results. The Advisory Board Co., one the Fund's largest health-care positions, continued to grow due to recurring revenues, lucrative value, lack of competition and high cash reserve.

HOW  IS  THE  FUND  POSITIONED?

With the quick resolution of the war with Iraq, we are starting to see signs of improving economic conditions. The Fund remains positioned to take advantage of an economic turnaround, and we have increased our holdings in the commercial services and consumer durables sectors, which we believe will be strong leaders as the economy improves. We also plan to maintain a significant position in the health-care sector, due to strong demand for products and services.

PORTFOLIO  MANAGERS:  Aaron  Harris  and  Nicholas  Ford

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $17,617,883
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Years  Ended  April  30,  2003)

                     1 YR.    5 YR.   10 YR.
--------------------------------------------
Class A1  w/o SC2  -21.93%  -11.70%    2.81%
          w/SC3    -26.39%  -12.74%    2.21%
--------------------------------------------
Class B1  w/o SC2  -22.37%  -12.66%    2.25%
          w/SC4    -26.25%  -12.92%    2.25%
--------------------------------------------
Class C1  w/o SC2  -22.35%  -12.00%    2.64%
          w/SC5    -23.91%  -12.17%    2.54%
--------------------------------------------
Class D.  w/o SC2  -21.60%  -11.44%    2.96%
          w/SC6    -25.11%  -12.25%    2.49%
--------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 These returns include performance based on Class D shares, which was achieved prior to the creation of Class A and Class B (5/11/98) and Class C (3/1/01) shares. These returns have been restated for sales charges but not for fees applicable to these classes of shares, which include a 0.25% (Class A) or 1.00% (Class B and Class C) 12b-1 fee. Had Class A, Class B or Class C been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
6 A 4.50% front-end sales charge was deducted. See legend on first page of this report.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                          CLASS     RUSSELL
DATE                        D     MID CAP GROWTH    CPI
---------------------------------------------------------
4/30/1993.                9,550      10,000        10,000
10/31/1993               10,306      11,859        10,275
10/31/1994               11,019      12,161        10,543
10/31/1995               13,396      15,109        10,839
10/31/1996               15,996      17,821        11,164
10/31/1997               19,780      22,207        11,396
10/31/1998               20,790      22,747        11,566
10/31/1999               23,558      31,314        11,862
10/31/2000               36,894      43,425        12,271
10/31/2001               15,864      24,847        12,532
10/31/2002               12,369      20,471        12,786
4/30/2003.               12,786      22,148        13,079

Comparative performance of $10,000 invested in Class D shares of the Gartmore Millennium Growth Fund, the Russell Mid Cap Growth Index (Russell Mid Cap Growth)(a), and the Consumer Price Index (CPI)(b) over a 10-year period ended 04/30/03. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell Mid Cap Growth is an unmanaged index of companies with higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
62 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  MILLENNIUM  GROWTH  FUND

COMMON  STOCKS  (96.1%)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT       VALUE
--------------------------------------------------------------
ADVERTISING (1.2%)
Getty Images, Inc. (b). . . . . . . . .      5,945  $  201,238
                                                    ----------

--------------------------------------------------------------
AUTOMOTIVE (0.5%)
United Rentals, Inc. (b). . . . . . . .      7,689      79,197
                                                    ----------

--------------------------------------------------------------
BIOTECHNOLOGY (1.2%)
Chiron Corp. (b). . . . . . . . . . . .      1,950      79,619
Genzyme Corp. (b) . . . . . . . . . . .      3,252     130,990
                                                    ----------
                                                       210,609
                                                    ----------

--------------------------------------------------------------
BUSINESS SERVICES (7.0%)
Administaff, Inc. (b) . . . . . . . . .     11,171      71,383
Checkfree Corp. (b) . . . . . . . . . .      6,500     179,205
Cintas Corp.. . . . . . . . . . . . . .      4,195     150,601
Corporate Executive Board (b) . . . . .      4,778     195,849
Ecolab, Inc.. . . . . . . . . . . . . .      1,980     101,158
Exult, Inc. (b) . . . . . . . . . . . .     10,100      72,619
Iron Mountain, Inc. (b) . . . . . . . .      4,302     171,435
MPS Group, Inc. (b) . . . . . . . . . .     13,710      92,543
Portfolio Recovery Associates, Inc
  (b). . . . . . . . . . . . . . . . .       7,086     193,377
                                                    ----------
                                                     1,228,170
                                                    ----------

--------------------------------------------------------------
CAPITAL GOODS (0.8%)
Danaher Corp. . . . . . . . . . . . . .      1,253      86,432
Surebeam Corp. Class A (b). . . . . . .     18,924      54,501
                                                    ----------
                                                       140,933
                                                    ----------

--------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (7.4%)
3Com Corp. (b). . . . . . . . . . . . .     29,800     154,960
Affiliated Computer Services
  Class A (b). . . . . . . . . . . . .       3,400     162,180
Cognos, Inc. (b). . . . . . . . . . . .      6,260     169,896
Factset Research Systems, Inc.. . . . .      5,168     179,846
First Data Corp.. . . . . . . . . . . .      3,590     140,836
Packeteer, Inc. (b) . . . . . . . . . .     22,600     295,608
Veritas Software Corp. (b). . . . . . .      8,800     193,688
                                                    ----------
                                                     1,297,014
                                                    ----------

--------------------------------------------------------------
CONSUMER SERVICES (0.5%)
Mattel, Inc.. . . . . . . . . . . . . .      4,322      93,960
                                                    ----------

--------------------------------------------------------------
DISTRIBUTION (1.1%)
Fastenal Co.. . . . . . . . . . . . . .      5,664     195,918
                                                    ----------

EDUCATION (1.8%)
Career Education Corp. (b). . . . . . .      3,116     187,365
University of Phoenix Online (b). . . .      2,712     119,708
                                                    ----------
                                                       307,073
                                                    ----------

--------------------------------------------------------------
ELECTRONICS (1.1%)
Flextronics International Ltd. (b). . .     13,300     116,375
Gentex Corp. (b). . . . . . . . . . . .      2,384      71,997
                                                    ----------
                                                       188,372
                                                    ----------

--------------------------------------------------------------
ENTERTAINMENT (0.6%)
International Game Technologies (b) . .      1,205     103,992
                                                    ----------

--------------------------------------------------------------
ENVIRONMENTAL SERVICES (0.9%)
Waste Connections, Inc. (b) . . . . . .      4,673     157,200
                                                    ----------

--------------------------------------------------------------
FINANCIAL/MISCELLANEOUS (6.2%)
Ambac Financial Group, Inc. . . . . . .      2,281     133,096
Capital One Financial Corp. . . . . . .      2,374      99,399
Charter One Financial, Inc. . . . . . .      4,440     128,982
Chicago Mercantile Exchange . . . . . .        200      11,308
Commerce Bancorp, Inc.. . . . . . . . .      4,470     181,795
Federated Investors, Inc. . . . . . . .      3,368      91,913
Idine Rewards Network, Inc. (b) . . . .      7,000      68,250
Investment Technology Group, Inc. (b) .      6,400      91,456
Investors Financial Services Corp.. . .      5,150     112,322
Moodys, Inc.. . . . . . . . . . . . . .      1,696      81,900
Synovus Financial Corp. . . . . . . . .      4,528      88,160
                                                    ----------
                                                     1,088,581
                                                    ----------

--------------------------------------------------------------
FOOD & BEVERAGE (2.7%)
Performance Food Group Co. (b). . . . .      5,374     188,520
Weight Watchers International, Inc. (b)      2,384     112,000
Whole Foods Market, Inc. (b). . . . . .      2,898     172,025
                                                    ----------
                                                       472,545
                                                    ----------

--------------------------------------------------------------
HEALTHCARE SERVICES (9.9%)
American HealthCorp.. . . . . . . . . .      8,387     207,075
Caremark Rx, Inc. (b) . . . . . . . . .      9,200     183,172
Express Scripts, Inc. Class A (b) . . .      2,095     123,521
Icon Plc ADR (b). . . . . . . . . . . .      6,341     164,232
Stericycle, Inc. (b). . . . . . . . . .      9,325     366,379
Stryker Corp. . . . . . . . . . . . . .      2,556     171,278
The Advisory Board Co. (b). . . . . . .     14,526     531,941
                                                    ----------
                                                     1,747,598
                                                    ----------

--------------------------------------------------------------
HOSPITALS (1.9%)
Amsurg Corp. (b). . . . . . . . . . . .      5,233     135,901
Health Management Associates, Inc.
  Class A. . . . . . . . . . . . . . .       5,503      93,881
Vistacare, Inc. Class A (b) . . . . . .      5,332     107,973
                                                    ----------
                                                       337,755
                                                    ----------

--------------------------------------------------------------
HOTELS & MOTELS (0.6%)
Marriott International, Inc.. . . . . .      3,053     109,633
                                                    ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 63

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

GARTMORE  MILLENNIUM  GROWTH  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------
INSURANCE - LIFE & HEALTH (3.9%)
Anthem, Inc. (b). . . . . . . . . . .      4,664  $  320,138
Lincoln National Corp.. . . . . . . .      3,744     119,658
WellPoint Health Networks, Inc. (b) .      3,327     252,652
                                                  ----------
                                                     692,448
                                                  ----------

------------------------------------------------------------
MEDICAL LABORATORIES (1.2%)
Laboratory Corp. of America
  Holdings (b) . . . . . . . . . . .       3,032      89,323
Waters Corp. (b). . . . . . . . . . .      4,649     111,622
                                                  ----------
                                                     200,945
                                                  ----------

------------------------------------------------------------
MEDICAL PRODUCTS (4.3%)
Biomet, Inc.. . . . . . . . . . . . .      5,725     174,384
Dentsply International, Inc.. . . . .      2,715     101,677
Henry Schein, Inc. (b). . . . . . . .      1,815      78,317
St. Jude Medical, Inc. (b). . . . . .      2,390     125,379
STAAR Surgical. . . . . . . . . . . .     10,000      85,400
Varian Medical Systems, Inc. (b). . .      1,275      68,672
Zimmer Holdings, Inc. (b) . . . . . .      2,741     128,553
                                                  ----------
                                                     762,382
                                                  ----------

------------------------------------------------------------
MINING (0.7%)
Newmont Mining Corp.. . . . . . . . .      4,357     117,726
                                                  ----------

------------------------------------------------------------
MULTIMEDIA (2.5%)
Cox Radio (b) . . . . . . . . . . . .     14,650     334,166
Insight Communications Co., Inc. (b).      7,168      98,417
                                                  ----------
                                                     432,583
                                                  ----------

------------------------------------------------------------
OIL & GAS (3.9%)
Burlington Resources, Inc.. . . . . .      2,933     135,827
Nabors Industries Ltd. (b). . . . . .      2,520      98,784
Noble Energy, Inc.. . . . . . . . . .      4,755     157,866
Pride International, Inc. (b) . . . .      9,820     152,406
Smith International, Inc. (b) . . . .      4,142     147,290
                                                  ----------
                                                     692,173
                                                  ----------

------------------------------------------------------------
PHARMACEUTICALS (3.1%)
Allergan, Inc.. . . . . . . . . . . .      2,783     195,505
IVAX Corp. (b). . . . . . . . . . . .      5,310      85,332
Medicis Pharmaceutical Corp.
  Class A (b). . . . . . . . . . . .       2,987     172,171
Mylan Laboratories, Inc.. . . . . . .      3,219      91,001
                                                  ----------
                                                     544,009
                                                  ----------

------------------------------------------------------------
RECREATIONAL VEHICLES (1.4%)
Polaris Industries, Inc.. . . . . . .      1,346      71,163
Monaco Coach Corp. (b). . . . . . . .     13,229     178,856
                                                  ----------
                                                     250,019
                                                  ----------

------------------------------------------------------------
RESTAURANTS (4.0%)
California Pizza Kitchen (b). . . . .      8,700     175,392
Darden Restaurants, Inc.. . . . . . .      3,869      67,746
Starbucks Corp. (b) . . . . . . . . .      8,448     198,444
The Cheesecake Factory, Inc. (b). . .      4,946     156,244
YUM! Brands, Inc. (b) . . . . . . . .      4,376     108,087
                                                  ----------
                                                     705,913
                                                  ----------

------------------------------------------------------------
RETAIL (12.8%)
Advance Auto Parts, Inc. (b). . . . .      2,455     122,112
Amazon Co., Inc. (b). . . . . . . . .      5,400     154,818
AutoZone, Inc. (b). . . . . . . . . .        864      69,820
Bed Bath & Beyond, Inc. (b) . . . . .      5,580     220,466
Coach, Inc. (b) . . . . . . . . . . .      2,194      95,461
Family Dollar Stores, Inc.. . . . . .      2,946     100,724
Fred's, Inc.. . . . . . . . . . . . .      3,854     125,062
Furniture Brands International, Inc.
  (b). . . . . . . . . . . . . . . .      12,035     285,830
Guitar Center, Inc. (b) . . . . . . .      7,558     175,043
La-Z-Boy, Inc.. . . . . . . . . . . .      3,696      72,183
Newell Rubbermaid, Inc. . . . . . . .      2,756      84,003
Rent-A-Center, Inc. (b) . . . . . . .      1,585     101,757
Tiffany & Company . . . . . . . . . .      3,265      90,571
Tractor Supply Co. (b). . . . . . . .      4,888     207,007
Williams Sonoma, Inc. (b) . . . . . .      9,739     252,045
Wm. Wrigley Jr. Co. . . . . . . . . .      1,491      84,555
                                                  ----------
                                                   2,241,457
                                                  ----------

------------------------------------------------------------
SEMICONDUCTORS (1.8%)
Cypress Semiconductor Corp. (b) . . .      4,600      40,112
Sigma Designs, Inc. (b) . . . . . . .     40,960     270,336
                                                  ----------
                                                     310,448
                                                  ----------

------------------------------------------------------------
TECHNOLOGY (2.8%)
Applied Films Corp. (b) . . . . . . .     10,300     224,025
PerkinElmer, Inc. . . . . . . . . . .     19,200     190,464
Scan Source, Inc. (b) . . . . . . . .      4,088      81,392
                                                  ----------
                                                     495,881
                                                  ----------

------------------------------------------------------------
TELECOMMUNICATIONS (4.3%)
Amdocs Ltd. (b) . . . . . . . . . . .     12,700     224,282
Corvis Corp. (b). . . . . . . . . . .    114,000      80,826
Enterasys Networks, Inc. (b). . . . .     84,000     201,600
JDS Uniphase Corp. (b). . . . . . . .     43,100     139,213
Sonus Networks, Inc. (b). . . . . . .     36,600     117,120
                                                  ----------
                                                     763,041
                                                  ----------

--------------------------------------------------------------------------------
64 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                 SHARES OR
                                 PRINCIPAL
                                  AMOUNT       VALUE
-------------------------------------------------------
THERAPEUTICS (2.8%)
Abgenix, Inc. (b) . . . . . . .     10,214  $    97,033
Gilead Sciences, Inc. (b) . . .      3,566      164,535
Medimmune, Inc. (b) . . . . . .      6,353      224,071
                                            -----------
                                                485,639
                                            -----------

-------------------------------------------------------
TRANSPORTATION (1.2%)
JetBlue Airways Corp. (b) . . .      3,813      119,843
Knight Transportation, Inc. (b)      3,760       90,616
                                            -----------
                                                210,459
                                            -----------

TOTAL COMMON STOCKS                          16,864,911
                                            -----------

COMMERCIAL  PAPER  (4.3%)

FIRE, MARINE, & CASUALTY INSURANCE (4.3%)
Allstate Corp., 1.36%, 05/01/03. . . .  $753,000      752,972
                                                   -----------

TOTAL COMMERCIAL PAPER                                752,972
                                                   -----------

TOTAL INVESTMENTS
  (COST $16,566,597) (A) - 100.4%                   17,617,883
                                                   -----------

LIABILITIES IN EXCESS OF OTHER ASSETS
  - (0.4)%                                            (65,469)
                                                   -----------

NET ASSETS - 100.0%                               $17,552,414
                                                   -----------
                                                   -----------

COMMON  STOCKS  SHORT  POSITIONS  (9.1%)

BUSINESS SERVICES (.4%)
Open Text Corp. (b) . . . . .   2,600   74,620
                                        74,620
                                       -------

----------------------------------------------
COMPUTER SOFTWARE & SERVICES (1.8%)
BMC Software, Inc. (b). . . .   8,800  131,296
ESS Technology, Inc. (b). . .  27,000  186,840
                                       -------
                                       318,136
                                       -------

----------------------------------------------
FINANCIAL/MISCELLANEOUS (.8%)
Jefferies Group, Inc. . . . .   3,500  135,870
                                       -------
                                       135,870
                                       -------

----------------------------------------------
HOTELS & MOTELS (.5%)
Four Seasons Hotels, Inc. . .   2,700   81,459
                                       -------
                                        81,459
                                       -------

----------------------------------------------
OIL & GAS (.9%)
Nicor, Inc. . . . . . . . . .   5,400  162,324
                                       -------
                                       162,324
                                       -------

----------------------------------------------
STEEL PRODUCERS (2.2%)
Nucor Corp. . . . . . . . . .   9,600  392,160
                                       -------
                                       392,160
                                       -------

COMMON  STOCKS  SHORT POSITIONS  (CONTINUED)

-----------------------------------------------------
TECHNOLOGY (1.9%)
Ask Jeeves, Inc. (b) . . . . .      9,800  $   80,654
LookSmart, Ltd. (b). . . . . .     15,300      51,561
Electronic Data Systems Corp..     11,400     206,910
                                           ----------
                                              339,125
                                           ----------

-----------------------------------------------------
TELECOMMUNICATIONS (.5%)
Brightpoint, Inc. (b). . . . .      5,800      88,392
                                           ----------

TOTAL COMMON STOCK SHORT POSITIONS
  (PROCEEDS $1,536,850) - 9.1%             $1,592,086
                                           ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
ADR  American  Depositary  Receipt

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 65

GARTMORE  VALUE  OPPORTUNITIES  FUND

Class  A  Shares  symbol:  GVOAX
Class  B  Shares  symbol:  GVOBX
Class  C  Shares  symbol:  GVOCX
Institutional  Service  Class  symbol:  GVOIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 4.59%* versus 7.55% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Value Funds) was 6.07%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

The Fund rebounded nicely in the latter part of 2002 but under performed modestly in the first quarter of 2003. One reason was that we positioned the Fund less defensively than the market. In addition, the negative performance of several stocks overwhelmed the generally positive returns of the rest of the portfolio.

Some of these stocks, in hindsight, were simply poor investment choices in this uncertain environment. A few stock-specific issues simply were beyond our control or analysis. In some cases, we believed the future fundamentals of a company were threatened and we sold those stocks. A good example of this was AmeriCredit Corp., an auto financing company. In other cases, when we believed that a company's fundamentals were intact, we maintained the Fund's position in that stock.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

As  of  April  30,  2003,  the  Fund's top holdings were Wisconsin Energy Corp.,
Webster Financial Corp. and BankAtlantic Bancorp, Inc. Wisconsin Energy is engaged in the generation, transmission and distribution of electric energy, gas and steam. Favorable weather conditions, strong acquisitions, and core business growth contributed to the company's stable results. Webster Financial is a bank holding company that had solid loan, deposit and earnings growth. BankAtlantic is a diversified financial services company that continued to see robust core deposit growth and credit quality improvement.

HOW  IS  THE  FUND  POSITIONED?

In this post-war environment, investors are focusing again on the state of the economy. Although uncertainty is still high, we believe that now is the time to begin shifting the portfolio to stocks that have significant upside potential, rather than remain in the safety of stocks that have limited downside potential. Thus, we are moving the portfolio in that direction. We acknowledge that clarity is limited, but we think the market already is discounting this uncertainty, given the price and favorable risk/reward picture of many stocks.

Our portfolio shift may be early, but we believe that when clarity replaces uncertainty, we will likely have completed most of the Fund's repositioning. We are adhering to the discipline that has served us well over the years and have no reason to believe that this time will be any different.

PORTFOLIO  MANAGER:  NorthPointe  Capital  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $22,931,171
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -18.70%        5.34%
                              w/SC3     -23.38%        3.49%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -19.27%        4.70%
                              w/SC4     -23.30%        3.89%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -19.24%        4.71%
                              w/SC6     -20.83%        4.40%
------------------------------------------------------------
Institutional Service Class7            -18.59%        5.64%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                          CLASS   RUSSELL
DATE                        A       2000       CPI
-----------------------------------------------------
12/29/1999                9,425    10,000     10,000
10/31/2000               11,723     9,953     10,339
10/31/2001               11,621     8,689     10,559
10/31/2002               10,721     7,683     10,772
4/30/2003.               11,213     8,264     11,020

Comparative performance of $10,000 invested in Class A shares of the Gartmore Value Opportunities Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
66 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  VALUE  OPPORTUNITIES  FUND

COMMON  STOCKS  (92.3%)

                                            SHARES    VALUE
--------------------------------------------------------------
ADVERTISING AGENCIES (0.5%)
R.H. Donnelley Corp. (b) . . . . . . . . .   3,900  $  116,454
                                                    ----------

--------------------------------------------------------------
AEROSPACE (1.3%)
Alliant Techsystems, Inc. (b). . . . . . .   3,300     177,276
Orbital Sciences Corp. (b) . . . . . . . .  27,900     155,682
                                                    ----------
                                                       332,958
                                                    ----------

--------------------------------------------------------------
AIR TRANSPORT (0.5%)
SkyWest, Inc.. . . . . . . . . . . . . . .   9,202     117,694
                                                    ----------

--------------------------------------------------------------
AUTO PARTS-AFTER MARKET (0.6%)
Aftermarket Technology Corp. (b) . . . . .  12,900     137,514
                                                    ----------

--------------------------------------------------------------
AUTO PARTS-ORIGINAL EQUIPMENT (0.3%)
Collins & Aikman Corp. (b) . . . . . . . .  16,100      67,137
                                                    ----------

--------------------------------------------------------------
BANKS-OUTSIDE NEW YORK CITY (5.3%)
BOK Financial Corp. (b). . . . . . . . . .   7,490     270,089
Community First Bankshares, Inc. . . . . .  10,600     285,363
East West Bancorp, Inc.. . . . . . . . . .   8,773     296,965
First Niagara Financial Group Inc. . . . .   9,200     111,780
NetBank, Inc.. . . . . . . . . . . . . . .  12,000     119,760
Provident Financial Group, Inc.. . . . . .  10,960     259,204
                                                    ----------
                                                     1,343,161
                                                    ----------

--------------------------------------------------------------
BIOTECHNOLOGICAL RESEARCH & PRODUCTION (1.6%)
Enzon Pharmaceuticals, Inc. (b). . . . . .  13,300     182,476
Invitrogen Corp. (b) . . . . . . . . . . .   3,400     111,180
Serologicals Corp. (b) . . . . . . . . . .  10,300      95,069
                                                    ----------
                                                       388,725
                                                    ----------

--------------------------------------------------------------
BUILDING-AIR CONDITIONING (0.5%)
York International Corp. . . . . . . . . .   4,800     114,720
                                                    ----------

--------------------------------------------------------------
CASINOS & GAMBLING (0.8%)
Scientific Games Corp. Class A (b) . . . .  30,900     201,468
                                                    ----------

--------------------------------------------------------------
CHEMICALS (0.8%)
Lubrizol Corp. . . . . . . . . . . . . . .   6,100     192,821
                                                    ----------

--------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (2.0%)
Harris Corp. . . . . . . . . . . . . . . .   6,200     177,072
Scientific-Atlanta, Inc. . . . . . . . . .  11,500     186,875
Symbol Technologies, Inc.. . . . . . . . .  11,200     122,416
                                                    ----------
                                                       486,363
                                                    ----------

--------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (4.5%)
Autodesk, Inc. . . . . . . . . . . . . . .  10,900     169,604
CACI International, Inc. Class A (b) . . .   5,300     185,129
Hyperion Solutions Corp. (b) . . . . . . .   4,500     127,260
J.D. Edwards & Co. (b) . . . . . . . . . .  13,800     165,324
Microstrategy, Inc. (b). . . . . . . . . .   5,000     137,650
Novell, Inc. (b) . . . . . . . . . . . . .  54,800     150,700
Parametric Technology Corp. (b). . . . . .  55,700     183,810
                                                    ----------
                                                     1,119,477
                                                    ----------

--------------------------------------------------------------
COMPUTER TECHNOLOGY (2.1%)
Advanced Digital Information Corp. (b) . .  19,200     153,984
Intergraph Corp. (b) . . . . . . . . . . .  12,900     263,160
Unisys Corp. (b) . . . . . . . . . . . . .   9,400      97,760
                                                    ----------
                                                       514,904
                                                    ----------

--------------------------------------------------------------
CONSTRUCTION (0.7%)
Chicago Bridge and Iron Co. N.V. . . . . .   8,200     164,000
                                                    ----------

--------------------------------------------------------------
CONSUMER PRODUCTS (0.4%)
International Flavors & Fragrances, Inc. .   3,200     101,696
                                                    ----------

--------------------------------------------------------------
CONTAINERS & PACKAGING-PAPER & PLASTIC (0.8%)
Temple-Inland, Inc.. . . . . . . . . . . .   4,500     203,850
                                                    ----------

--------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
BISYS Group, Inc. (b). . . . . . . . . . .  10,200     172,176
                                                    ----------

--------------------------------------------------------------
DIVERSIFIED MATERIALS & PROCESSING (1.6%)
Armor Holdings, Inc. (b) . . . . . . . . .   7,700      92,785
Ball Corp. . . . . . . . . . . . . . . . .   1,600      89,856
Engelhard Corp.. . . . . . . . . . . . . .   9,000     220,950
                                                    ----------
                                                       403,591
                                                    ----------

--------------------------------------------------------------
DRUG & GROCERY STORE CHAINS (0.3%)
SUPERVALU, Inc.. . . . . . . . . . . . . .   4,800      79,056
                                                    ----------

--------------------------------------------------------------
DRUGS & PHARMACEUTICALS (0.4%)
American Pharmaceutical Partners, Inc. (b)   4,500     105,075
                                                    ----------

--------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.6%)
A.O. Smith Corp.. . . . . . . . . . . . . .  5,200     155,064
                                                    ----------

--------------------------------------------------------------
ELECTRONICS (0.4%)
Aeroflex, Inc. (b) . . . . . . . . . . . .  20,700     111,366
                                                    ----------

--------------------------------------------------------------
ELECTRONICS-INSTRUMENTS & GAUGES (1.0%)
Itron, Inc. (b). . . . . . . . . . . . . .   7,000     140,140
Tektronix, Inc. (b). . . . . . . . . . . .   5,600     105,112
                                                    ----------
                                                       245,252
                                                    ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 67

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

GARTMORE  VALUE  OPPORTUNITIES  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                                SHARES    VALUE
------------------------------------------------------------------
ELECTRONICS-SEMI-CONDUCTORS/COMPONENTS (0.8%)
Atmel Corp. (b). . . . . . . . . . . . . . . .  55,700  $  102,488
Fairchild Semiconductors International, Inc.
  (b) . . . . . . . . . . . . . . . . . . . .    8,000      94,960
                                                        ----------
                                                           197,448
                                                        ----------

------------------------------------------------------------------
ELECTRONICS:TECHNOLOGY (1.5%)
EDO Corp.. . . . . . . . . . . . . . . . . . .   6,500     122,525
Herley Industries, Inc. (b). . . . . . . . . .   7,000     113,127
Trimble Navigation Ltd. (b). . . . . . . . . .   5,300     133,825
                                                        ----------
                                                           369,477
                                                        ----------

------------------------------------------------------------------
ENGINEERING & CONTRACTING SERVICES (0.4%)
Jacobs Engineering Group, Inc. (b) . . . . . .   2,700     111,105
                                                        ----------

------------------------------------------------------------------
FERTILIZERS (0.7%)
IMC Global, Inc. . . . . . . . . . . . . . . .  19,100     173,046
                                                        ----------

------------------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.7%)
NDC Health Corp. . . . . . . . . . . . . . . .   9,000     173,250
                                                        ----------

------------------------------------------------------------------
FINANCIAL-MISCELLANEOUS (0.4%)
New Century Financial Corp.. . . . . . . . . .   2,500      92,075
                                                        ----------

------------------------------------------------------------------
FOOD/BEVERAGE PRODUCTS (0.6%)
Adolph Coors Co. . . . . . . . . . . . . . . .   2,900     155,237
                                                        ----------

------------------------------------------------------------------
FOODS (1.4%)
Hormel Foods Corp. . . . . . . . . . . . . . .   6,800     156,468
NBTY, Inc. (b) . . . . . . . . . . . . . . . .  12,800     198,400
                                                        ----------
                                                           354,868
                                                        ----------

------------------------------------------------------------------
HEALTHCARE SERVICES (4.3%)
AdvancePCS (b) . . . . . . . . . . . . . . . .   8,700     261,522
AMERIGROUP Corp. (b) . . . . . . . . . . . . .   7,600     221,312
Apria Healthcare Group, Inc. (b) . . . . . . .  11,900     279,055
Community Health Systems, Inc. (b) . . . . . .   6,800     129,200
Select Medical Corp. (b) . . . . . . . . . . .  11,100     187,812
                                                        ----------
                                                         1,078,901
                                                        ----------

------------------------------------------------------------------
HOMEBUILDING (0.5%)
Beazer Homes USA, Inc. (b) . . . . . . . . . .   1,900     133,475
                                                        ----------

------------------------------------------------------------------
HOUSEHOLD FURNISHINGS (0.6%)
La-Z-Boy, Inc. . . . . . . . . . . . . . . . .   7,900     154,287
                                                        ----------

------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.9%)
Dial Corp. . . . . . . . . . . . . . . . . . .  10,800     224,964
                                                        ----------

------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES (1.4%)
Hubbell, Inc.. . . . . . . . . . . . . . . . .   5,800     186,180
Pall Corp. . . . . . . . . . . . . . . . . . .   7,300     154,176
                                                        ----------
                                                           340,356
                                                        ----------

------------------------------------------------------------------
INSURANCE-MULTI-LINE (2.4%)
Reinsurance Group of America, Inc. . . . . . .  11,000     315,150
StanCorp Financial Group, Inc. . . . . . . . .   5,100     273,870
                                                        ----------
                                                           589,020
                                                        ----------

------------------------------------------------------------------
INSURANCE-PROPERTY & CASUALTY (2.5%)
IPC Holdings Ltd.. . . . . . . . . . . . . . .   9,500     326,325
ProAssurance Corp. (b) . . . . . . . . . . . .   5,800     150,162
RLI Corp.. . . . . . . . . . . . . . . . . . .   4,918     145,327
                                                        ----------
                                                           621,814
                                                        ----------

------------------------------------------------------------------
MACHINERY-CONSTRUCTION & HANDLING  (0.3%)
The Manitowoc Co.. . . . . . . . . . . . . . .   4,500      83,700
                                                        ----------

------------------------------------------------------------------
MACHINERY-INDUSTRIAL/SPECIALTY (0.8%)
Joy Global, Inc. (b) . . . . . . . . . . . . .   7,100      87,827
Kennametal, Inc. . . . . . . . . . . . . . . .   3,700     116,513
                                                        ----------
                                                           204,340
                                                        ----------

------------------------------------------------------------------
MACHINERY-OIL WELL EQUIPMENT & SERVICES (1.9%)
Key Energy Services, Inc. (b). . . . . . . . .  23,800     239,666
Rowan Co., Inc.. . . . . . . . . . . . . . . .  11,400     233,700
                                                        ----------
                                                           473,366
                                                        ----------

------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.6%)
Cyberonics, Inc. (b) . . . . . . . . . . . . .   8,100     184,923
Owens & Minor, Inc.. . . . . . . . . . . . . .  12,000     223,200
                                                        ----------
                                                           408,123
                                                        ----------

------------------------------------------------------------------
METAL FABRICATING (0.3%)
Maverick Tube Corp. (b). . . . . . . . . . . .   4,229      75,234
                                                        ----------

------------------------------------------------------------------
MISCELLANEOUS MATERIALS & PROCESSING (0.6%)
USEC, Inc. . . . . . . . . . . . . . . . . . .  27,200     152,320
                                                        ----------

------------------------------------------------------------------
MULTIMEDIA (0.8%)
Metro-Goldwyn-Mayer Inc. (b) . . . . . . . . .  17,100     190,665
                                                        ----------

------------------------------------------------------------------
OIL-CRUDE PRODUCERS (1.7%)
Newfield Exploration Co. (b) . . . . . . . . .   8,800     302,632
XTO Energy, Inc. . . . . . . . . . . . . . . .   5,866     114,387
                                                        ----------
                                                           417,019
                                                        ----------

------------------------------------------------------------------
OPTICAL NETWORKING (0.4%)
Agere Systems Inc. (b) . . . . . . . . . . . .  49,000      87,710
                                                        ----------

------------------------------------------------------------------
PAINTS & COATINGS (1.5%)
RPM International, Inc.. . . . . . . . . . . .  14,900     184,164
Valspar Corp.. . . . . . . . . . . . . . . . .   4,500     194,355
                                                        ----------
                                                           378,519
                                                        ----------

--------------------------------------------------------------------------------
68 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                            SHARES   VALUE
------------------------------------------------------------
PAPER (0.5%)
Bowater, Inc.. . . . . . . . . . . . . . .   2,900  $112,897
                                                    --------

------------------------------------------------------------
PHARMACEUTICALS (0.8%)
Millenium Pharmaceuticals (b). . . . . . .  17,900   196,900
                                                    --------

------------------------------------------------------------
POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.6%)
Headwaters, Inc. (b) . . . . . . . . . . .   9,700   159,080
                                                    --------

------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (0.4%)
Photronics, Inc. (b) . . . . . . . . . . .   8,100   101,817
                                                    --------

------------------------------------------------------------
PUBLISHING - NEWSPAPERS (1.1%)
Enterprises, Inc.. . . . . . . . . . . . .   7,400   265,438
                                                    --------

------------------------------------------------------------
RADIO & TV BROADCASTERS (1.8%)
Cumulus Media, Inc. (b). . . . . . . . . .  11,372   196,053
Emmis Communications Corp. Class A (b) . .   6,000   113,820
Sinclair Broadcast Group, Inc. Class A (b)  13,600   144,160
                                                    --------
                                                     454,033
                                                    --------

------------------------------------------------------------
RAILROADS (0.7%)
Genesee & Wyoming, Inc. Class A (b). . . .  10,550   182,515
                                                    --------

------------------------------------------------------------
ESTATE INVESTMENT TRUSTS (REIT) (4.0%)
& Associates Properties, Inc.. . . . . . .   7,300   309,885
Developers Diversified Realty Corp.. . . .   6,500   163,800
Marriott Corp. (b) . . . . . . . . . . . .  12,400    95,728
Liberty Property Trust . . . . . . . . . .   7,200   225,288
Green Realty Corp. . . . . . . . . . . . .   5,800   186,934
                                                    --------
                                                     981,635
                                                    --------

------------------------------------------------------------
RENTAL & LEASING SERVICES-CONSUMER (0.4%)
Dollar Thrifty Automotive Group, Inc. (b).   5,600    91,896
                                                    --------

------------------------------------------------------------
RESTAURANTS (0.3%)
Darden Restaurants, Inc. . . . . . . . . .   4,400    77,044
                                                    --------

------------------------------------------------------------
RETAIL (3.2%)
AnnTaylor Stores Corp. (b) . . . . . . . .   4,900   115,934
Lots, Inc. (b) . . . . . . . . . . . . . .  12,000   150,240
Claire's Stores, Inc.. . . . . . . . . . .   5,600   145,544
Group 1 Automotive, Inc. (b) . . . . . . .   2,800    77,028
Linens 'n Things, Inc. (b) . . . . . . . .   5,600   118,664
Sonic Automotive, Inc. (b) . . . . . . . .   4,500    77,625
Men's Wearhouse, Inc. (b). . . . . . . . .   6,200   103,230
                                                    --------
                                                     788,265
                                                    --------

------------------------------------------------------------
SAVINGS & LOAN (4.0%)
BankAtlantic Bancorp, Inc. Class A . . . .  31,500   362,880
Downey Financial Corp. . . . . . . . . . .   6,700   294,130
Webster Financial Corp.. . . . . . . . . .   8,800   330,352
                                                    --------
                                                     987,362
                                                    --------

------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES (2.8%)
Affiliated Managers Group, Inc. (b). . . .   2,600   120,406
Friedman Billings Ramsey Group, Inc. . . .  29,200   320,616
Legg Mason, Inc. . . . . . . . . . . . . .   5,200   282,360
                                                    --------
                                                     723,382
                                                    --------

------------------------------------------------------------
SERVICES: COMMERCIAL (1.8%)
MPS Group, Inc. (b). . . . . . . . . . . .  31,478   212,477
Waste Connections, Inc. (b). . . . . . . .   6,700   225,388
                                                    --------
                                                     437,865
                                                    --------

------------------------------------------------------------
STEEL (0.3%)
Carpenter Technology Corp. . . . . . . . .   5,200    67,912
                                                    --------

------------------------------------------------------------
TECHNOLOGY (0.3%)
Network Associates, Inc. (b) . . . . . . .   7,000    80,010
                                                    --------

------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.5%)
Arris Group, Inc. (b). . . . . . . . . . .  21,600    84,262
Nextel Partners, Inc. Class A (b). . . . .   6,900    40,089
                                                    --------
                                                     124,351
                                                    --------

------------------------------------------------------------
TEXTILE APPAREL MANUFACTURERS (0.6%)
Quiksilver, Inc. (b) . . . . . . . . . . .   4,200   136,920
                                                    --------

------------------------------------------------------------
TOYS (1.0%)
Hasbro, Inc. . . . . . . . . . . . . . . .  15,300   244,800
                                                    --------

------------------------------------------------------------
TRANSPORTATION-MISC. (0.9%)
Tidewater, Inc.. . . . . . . . . . . . . .   8,200   220,580
                                                    --------

------------------------------------------------------------
TRUCKERS (1.5%)
J.B. Hunt Transport Services, Inc. (b) . .   7,100   245,305
Yellow Corp. (b) . . . . . . . . . . . . .   4,600   122,820
                                                    --------
                                                     368,125
                                                    --------

------------------------------------------------------------
UTILITIES - ELECTRIC (4.0%)
Black Hills Corp.. . . . . . . . . . . . .   3,200    91,136
DQE, Inc.. . . . . . . . . . . . . . . . .  16,700   227,120
NSTAR. . . . . . . . . . . . . . . . . . .   7,100   306,720
Wisconsin Energy Corp. . . . . . . . . . .  13,700   360,721
                                                    --------
                                                     985,697
                                                    --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 69

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

GARTMORE  VALUE  OPPORTUNITIES  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          SHARES     VALUE
-------------------------------------------------------------
UTILITIES-GAS DISTRIBUTORS (3.5%)
New Jersey Resources Corp. . . . . . . .   8,200  $   280,850
Questar Corp.. . . . . . . . . . . . . .   9,300      280,860
Western Gas Resources, Inc.. . . . . . .   8,500      311,780
                                                  -----------
                                                      873,490
                                                  -----------

-------------------------------------------------------------
UTILITIES-WATER (0.6%)
American States Water Co.. . . . . . . .   5,972      154,316
                                                  -----------

TOTAL COMMON STOCKS                                22,931,171
                                                  -----------

TOTAL INVESTMENTS (COST $23,023,209)
  (A) - 92.3%                                      22,931,171

OTHER ASSETS IN EXCESS OF LIABILITIES -
  (7.7)%                                            1,900,307
                                                  -----------

NET ASSETS - 100.0%                               $24,831,478
                                                  -----------
                                                  -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
70 SEMIANNUAL REPORT 2003

GARTMORE
MICRO  CAP  EQUITY  FUND

Class  A  Shares  symbol:  GMEAX
Class  B  Shares  symbol:  GMEBX
Class  C  Shares  symbol:  GMECX
Institutional  Service  Class  symbol:  GMESX
Institutional  Class  symbol:  GMEIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 18.98%* versus 19.89% for its benchmark, the Wilshire Micro Cap Equity Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Core Funds) was 5.55%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

We can segment the behavior of the market for the period into three parts. The first segment, which began on November 1, 2002, was a continuation of the bear-market rally that began in October. The market was oversold and consequently experienced relief rally that lasted into early December. The Russell 2000 Growth Index gained 10.10% between October 30 and December 2.

The second segment began in early December 2002 and lasted until early March 2003. News from the Middle East dominated during this period. The market never likes uncertainty, and the Russell 2000 Growth Index sold off, losing 15.90% between Oct. 30, 2002, and March 12, 2003.

We are still in the third segment, which began on March 12; through April 30, 2003, the Index had gained 15.90%. For this war-related rally to be sustainable, the corporate profit picture needs to improve.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Stock selection in the consumer discretionary, financials, and information technology sectors helped performance. In relation to the Index, we slightly underweighted information technology (24.70% versus 25.10%), and slightly overweighted consumer discretionary (14.30% versus 13.50%) and financials (17.80% versus 15.90%).

Our top four contributing stocks during the quarter were Elite Information Group, Inc., which we acquired during the period; TTM Technologies, Inc.; USANA Health Sciences, Inc.; and Metrologic Instruments, Inc. Our bottom four contributing stocks were Women First HealthCare, Inc., which missed expectations (we subsequently sold the stock); Radyne ComStream, Inc.; and RMH Teleservices, Inc.

HOW  IS  THE  FUND  POSITIONED?

We do not plan to make significant sector bets. Rather, we rely on stock selection to determine the Fund's risk/reward profile. Our current goal is to create a portfolio that is well suited for an uncertain market. We seek high-quality, reasonably priced growth stocks of companies with strong balance sheets and sustainable competitive advantages. We avoid bottom-fishing, because those stocks may perform well in the early stage of a rally but are subject to above-average volatility. In general, we have been able to avoid "blow-ups" (companies whose stocks drop dramatically after failing to meet expectations). Our ability to minimize risks rather than maximize rewards has contributed to the Fund's positive results.

PORTFOLIO  MANAGER:  Carl  P.  Wilk,  CFP

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $2,379,812
APRIL  30,  2003

AGGREGATE  TOTAL  RETURN
(For  Period  Ended  April  30,  2003)

                                         INCEPTION1
---------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2         2.80%
                              w/SC3          -3.11%
---------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2         2.20%
                              w/SC4          -2.80%
---------------------------------------------------
Class C. . . . . . . . . . .  w/o SC2         2.20%
                              w/SC5           0.20%
Institutional Service Class6                  3.00%
---------------------------------------------------
Institutional Class6 . . . .                  3.00%
---------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  June  27,  2002.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    A  1.00%  front-end  sales  charge  was  deducted. A CDSC of 1.00% was also deducted because it is charged when you sell Class C shares within the first year after purchase.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CLASS      WILSHIRE
DATE               A      MICRO CAP EQUITY    CPI
------------------------------------------------------
6/27/2002.       9,425        10,000         10,000
10/31/2002       8,143         8,232         10,078
4/30/2003.       9,689         9,869         10,309

Comparative performance of $10,000 invested in Class A shares of the Gartmore Micro Cap Equity Fund, Wilshire Micro Cap Equity Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Wilshire Micro Cap Equity Index is a capitalization-weighted index that measures small-cap stocks in the bottom "half" of the Wilshire 5000 Index.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 71

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  MICRO  CAP  EQUITY  FUND

COMMON  STOCKS  (97.0%)

                                         SHARES   VALUE
---------------------------------------------------------
APPAREL (3.0%)
Perry Ellis International, Inc. (b) . .   2,000  $ 37,918
Weyco Group, Inc. . . . . . . . . . . .     700    35,700
                                                 --------
                                                   73,618
                                                 --------

---------------------------------------------------------
AUTO PARTS & EQUIPMENT (2.3%)
Monro Muffler, Inc. (b) . . . . . . . .   1,200    26,880
TBC Corp. (b) . . . . . . . . . . . . .   1,800    28,800
                                                 --------
                                                   55,680
                                                 --------

---------------------------------------------------------
BANK HOLDINGS COMPANIES (5.7%)
Bank of the Ozarks, Inc.. . . . . . . .     800    27,200
Capitol Bancorp Ltd.. . . . . . . . . .   1,100    23,365
Cascade Bancorp . . . . . . . . . . . .   1,400    22,191
Macatawa Bank Corp. . . . . . . . . . .   1,600    40,960
Royal Bancshares of Pennsylvania, Inc.
  Class A.. . . . . . . . . . . . . . .   1,339    27,249
                                                 --------
                                                  140,965
                                                 --------

---------------------------------------------------------
BANKING (2.1%)
Mercantile Bank Corp. . . . . . . . . .   1,165    30,872
Tower Financial Corp. (b) . . . . . . .   1,507    20,797
                                                 --------
                                                   51,669
                                                 --------

---------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (6.3%)
Computer Programs & Systems, Inc. (b) .   1,100    21,241
Eidos PLC ADR (b) . . . . . . . . . . .  20,400    42,840
Elite Information Group, Inc. (b) . . .   2,400    33,480
Logility, Inc. (b). . . . . . . . . . .   7,400    24,420
Ross Systems, Inc. (b). . . . . . . . .   2,500    31,625
                                                 --------
                                                  153,606
                                                 --------

---------------------------------------------------------
DISTRIBUTION (2.3%)
C2, Inc. (b). . . . . . . . . . . . . .   2,240    23,184
ScanSource, Inc. (b). . . . . . . . . .   1,700    33,847
                                                 --------
                                                   57,031
                                                 --------

---------------------------------------------------------
ELECTRONICS (3.7%)
Signal Technology Corp. (b) . . . . . .   4,300    56,717
TTM Technologies, Inc. (b). . . . . . .   7,000    32,970
                                                 --------
                                                   89,687
                                                 --------

---------------------------------------------------------
ENTERTAINMENT (3.8%)
Acres Gaming, Inc. (b). . . . . . . . .   4,800    44,880
Shuffle Master, Inc. (b). . . . . . . .   2,100    48,090
                                                 --------
                                                   92,970
                                                 --------

---------------------------------------------------------
FINANCIAL (5.4%)
Commercial Capital Bancorp, Inc. (b). .   4,200    54,600
Maxcor Financial Group, Inc. (b). . . .   3,900    29,913
World Acceptance Corp. (b). . . . . . .   4,500    48,780
                                                 --------
                                                  133,293
                                                 --------

---------------------------------------------------------
FOOD & RELATED (6.7%)
Jarden Corp. (b). . . . . . . . . . . .   1,800    53,100
Lifeway Foods, Inc. (b) . . . . . . . .   4,400    30,140
Nutraceutical International Corp. (b) .   4,600    38,410
Stake Technology Ltd. (b) . . . . . . .   8,300    41,500
                                                 --------
                                                  163,150
                                                 --------

---------------------------------------------------------
HEALTHCARE (4.6%)
American Medical Security Group, Inc.
  (b) . . . . . . . . . . . . . . . . .   3,149    53,533
National Medical Health Card Systems,
  Inc. (b) . . . . . . . . . . . . . .    4,100    35,670
Option Care, Inc. (b) . . . . . . . . .   2,500    23,325
                                                 --------
                                                  112,528
                                                 --------

---------------------------------------------------------
HOUSEWARES (1.5%)
Lifetime Hoan Corp. . . . . . . . . . .   5,400    36,828
                                                 --------

---------------------------------------------------------
INSURANCE (2.1%)
21ST Century Holdings Co. . . . . . . .   3,900    50,778
                                                 --------

---------------------------------------------------------
INTERNET (2.5%)
eUniverse, Inc. (b) . . . . . . . . . .   7,500    28,800
SupportSoft, Inc. (b) . . . . . . . . .   9,900    32,670
                                                 --------
                                                   61,470
                                                 --------

---------------------------------------------------------
MANUFACTURING (2.4%)
Culp, Inc. (b). . . . . . . . . . . . .   6,700    34,840
U.S. Industries, Inc. (b) . . . . . . .   5,200    24,700
                                                 --------
                                                   59,540
                                                 --------

---------------------------------------------------------
MEDICAL (3.4%)
Interpore International, Inc. (b) . . .   4,300    38,313
Neogen Corp. (b). . . . . . . . . . . .   2,800    45,416
                                                 --------
                                                   83,729
                                                 --------

---------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (3.8%)
Cantel Medical Corp. (b). . . . . . . .   1,900    25,935
Lifeline Systems, Inc. (b). . . . . . .   1,100    26,521
Osteotech, Inc. (b) . . . . . . . . . .   4,000    41,840
                                                 --------
                                                   94,296
                                                 --------

---------------------------------------------------------
OIL & GAS (6.4%)
Callon Petroleum Co. (b). . . . . . . .   9,100    42,406
Comstock Resources, Inc. (b). . . . . .   4,300    47,730
Harvest Natural Resources, Inc. (b) . .   5,500    28,050
Lufkin Industries, Inc. . . . . . . . .   1,700    37,706
                                                 --------
                                                  155,892
                                                 --------

---------------------------------------------------------
PHARMACEUTICALS (3.1%)
Bradley Pharmaceuticals, Inc. (b) . . .   2,300    33,143
Del Laboratories, Inc. (b). . . . . . .   1,840    42,614
                                                 --------
                                                   75,757
                                                 --------

--------------------------------------------------------------------------------
72 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES    VALUE
------------------------------------------------------------
POLLUTION CONTROL (0.9%)
Duratek, Inc. (b). . . . . . . . . . . .   2,200  $   21,846
                                                  ----------

------------------------------------------------------------
SEMICONDUCTORS (4.9%)
Diodes, Inc. (b) . . . . . . . . . . . .   2,600      39,650
Microsemi Corp. (b). . . . . . . . . . .   1,500      17,595
OSI Systems, Inc. (b). . . . . . . . . .   1,400      21,182
White Electronic Designs Corp. (b) . . .   5,300      41,499
                                                  ----------
                                                     119,926
                                                  ----------

------------------------------------------------------------
SERVICES (2.9%)
Digital Generation Systems, Inc. (b) . .  12,000      40,800
Labor Ready, Inc. (b). . . . . . . . . .   4,700      30,315
                                                  ----------
                                                      71,115
                                                  ----------

------------------------------------------------------------
TECHNOLOGY (10.4%)
Digi International, Inc. (b) . . . . . .  15,000      63,601
Merge Technologies, Inc. (b) . . . . . .   5,100      41,616
Metrologic Instruments, Inc. (b) . . . .   3,000      56,400
Orbital Sciences Corp. (b) . . . . . . .   7,900      44,082
Sonic Solutions (b). . . . . . . . . . .   3,200      24,000
Tessco Technologies, Inc. (b). . . . . .   4,200      27,300
                                                  ----------
                                                     256,999
                                                  ----------

------------------------------------------------------------
TELECOMMUNICATIONS (3.4%)
Radyne ComStream, Inc. (b) . . . . . . .  15,700      36,267
Regent Communications, Inc. (b). . . . .   4,500      26,955
RMH Teleservices, Inc. (b) . . . . . . .   3,900      21,216
                                                  ----------
                                                      84,438
                                                  ----------

------------------------------------------------------------
TRANSPORTATION (3.4%)
Boyd Brothers Transportation, Inc. (b) .   6,800      23,596
Dynamex, Inc. (b). . . . . . . . . . . .  10,900      59,405
                                                  ----------
                                                      83,001
                                                  ----------

TOTAL COMMON STOCKS                                2,379,812
                                                  ----------

TOTAL INVESTMENTS (COST $2,057,514) (A)
  - 97.0%                                          2,379,812

OTHER ASSETS IN EXCESS OF LIABILITIES -
  3.0%                                                72,991
                                                  ----------

NET ASSETS - 100.0%                               $2,452,803
                                                  ----------
                                                  ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  non-income  producing  security.
ADR  American  Depositary  Receipt

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 73

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


---------------------------------------------------------------------------------------------------------
                                              GARTMORE       GARTMORE      GARTMORE VALUE     GARTMORE
                                             HIGH YIELD     MILLENNIUM     OPPORTUNITIES      MICRO CAP
                                              BOND FUND     GROWTH FUND         FUND         EQUITY FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $96,069,713;
  16,566,597; $23,023,209
  and $2,057,514; respectively). . . . . .  $102,391,281   $ 17,617,883   $    22,931,171   $  2,379,812
Cash . . . . . . . . . . . . . . . . . . .       675,964      1,624,470         2,005,730         53,265
Interest and dividends receivable. . . . .     2,514,007              -             9,795            348
Receivable for capital shares issued . . .        77,463              -                 -              -
Receivable for investments sold. . . . . .       221,250        344,735            81,871         68,937
Receivable from adviser. . . . . . . . . .         7,885          9,328             3,853          2,701
Prepaid expenses and other assets. . . . .        19,953         17,942            14,674          6,461
---------------------------------------------------------------------------------------------------------
Total Assets . . . . . . . . . . . . . . .   105,907,803     19,614,358        25,047,094      2,511,524
---------------------------------------------------------------------------------------------------------
LIABILITIES:
Securities sold short, at value
  (proceeds $1,536,850). . . . . . . . . .             -      1,592,086                 -              -
Distributions payable. . . . . . . . . . .       729,811              -                 -              -
Payable for investments purchased. . . . .       256,472        395,773           179,989         54,861
Accrued expenses and other payables
Investment advisory fees . . . . . . . . .        46,029         14,281            13,627          2,352
Fund administration and transfer
  agent fees . . . . . . . . . . . . . . .        12,460         21,928             6,336            569
Distribution fees. . . . . . . . . . . . .         2,111          3,273             3,838            163
Administrative servicing fees. . . . . . .           113            186             2,186              -
Other. . . . . . . . . . . . . . . . . . .         5,094         34,417             9,640            776
---------------------------------------------------------------------------------------------------------
Total Liabilities. . . . . . . . . . . . .     1,052,090      2,061,944           215,616         58,721
---------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . .  $104,855,713   $ 17,552,414   $    24,831,478   $  2,452,803
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital. . . . . . . . . . . . . . . . . .  $139,687,112   $ 58,380,558   $    27,108,293   $  2,333,188
Accumulated net investment
  income (loss) . . . . . . . . . . . . .              -        (92,025)            8,274        (14,314)
Accumulated net realized gains
  (losses) from investment transactions .    (41,152,967)   (41,732,170)       (2,193,051)      (188,369)
Net unrealized appreciation
  (depreciation) on investments. . . . .       6,321,568        996,051           (92,038)       322,298
---------------------------------------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . .  $104,855,713   $ 17,552,414   $    24,831,478   $  2,452,803
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares . . . . . . . . . . . . . .  $  4,447,306   $  4,875,214   $     9,631,261   $    432,875
Class B Shares . . . . . . . . . . . . . .       595,518      2,893,318         2,332,938         62,949
Class C Shares . . . . . . . . . . . . . .     1,137,036         53,477           127,670         51,078
Class D Shares . . . . . . . . . . . . . .             -      9,730,405                 -              -
Institutional Service Class Shares . . . .    98,675,853              -        12,739,609         51,511
Institutional Class Shares . . . . . . . .             -              -                 -      1,854,390
---------------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . .  $104,855,713   $ 17,552,414   $    24,831,478   $  2,452,803
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
74 SEMIANNUAL REPORT 2003


----------------------------------------------------------------------------------------------------------------
                                                      GARTMORE      GARTMORE      GARTMORE VALUE     GARTMORE
                                                     HIGH YIELD    MILLENNIUM     OPPORTUNITIES      MICRO CAP
                                                     BOND FUND     GROWTH FUND         FUND         EQUITY FUND
----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  (unlimited number of shares authorized):
Class A Shares . . . . . . . . . . . . . . . . . .      663,231        556,227           834,972         42,090
Class B Shares . . . . . . . . . . . . . . . . . .       88,835        350,301           203,341          6,162
Class C Shares . . . . . . . . . . . . . . . . . .      169,504          6,469            11,153          5,000
Class D Shares . . . . . . . . . . . . . . . . . .            -      1,094,831                 -              -
Institutional Service Class Shares . . . . . . . .   14,581,399              -         1,097,285          5,000
Institutional Class Shares . . . . . . . . . . . .            -              -                 -        180,000
----------------------------------------------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . . . . . .   15,502,969      2,007,828         2,146,751        238,252
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares . . . . . . . . . . . . . . . . . .  $      6.71   $       8.76   $         11.53   $      10.28
Class B Shares (a) . . . . . . . . . . . . . . . .  $      6.70   $       8.26   $         11.47   $      10.22
Class C Shares (b) . . . . . . . . . . . . . . . .  $      6.71   $       8.27   $         11.45   $      10.22
Class D Shares . . . . . . . . . . . . . . . . . .  $         -   $       8.89   $             -   $          -
Institutional Service Class Shares . . . . . . . .  $      6.77   $          -   $         11.61   $      10.30
Institutional Class Shares . . . . . . . . . . . .  $         -   $          -   $             -   $      10.30

MAXIMUM OFFERING PRICE PER SHARE
  (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent):
Class A Shares . . . . . . . . . . . . . . . . . .  $      7.04   $       9.29   $         12.23   $      10.91
Class C Shares . . . . . . . . . . . . . . . . . .  $      6.78   $       8.35   $         11.57   $      10.32
Class D Shares . . . . . . . . . . . . . . . . . .  $         -   $       9.31   $             -   $          -
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class A Shares. . . . . . .         4.75%          5.75%             5.75%          5.75%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class C Shares. . . . . . .         1.00%          1.00%             1.00%          1.00%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class D Shares. . . . . . .            -           4.50%                -              -
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.
(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year. See notes to financial statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 75

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)

----------------------------------------------------------------------------------------------------
                                          GARTMORE      GARTMORE      GARTMORE VALUE     GARTMORE
                                         HIGH YIELD    MILLENNIUM     OPPORTUNITIES      MICRO CAP
                                         BOND FUND     GROWTH FUND         FUND         EQUITY FUND
----------------------------------------------------------------------------------------------------
IINVESTMENT INCOME:
Interest income. . . . . . . . . . . .  $ 4,670,194   $      4,368   $        10,612   $        199
Dividend income. . . . . . . . . . . .            -         29,563           196,526          2,673
----------------------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . .    4,670,194         33,931           207,138          2,872
----------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . .      255,016         88,146            81,502         13,151
Fund administration and transfer
  agent fees . . . . . . . . . . . . .       77,613         14,607            23,733          5,152
Distribution fees Class A. . . . . . .        3,248          5,853            11,737            428
Distribution fees Class B. . . . . . .        2,222         14,117            11,446            227
Distribution fees Class C. . . . . . .        1,550            236               622            225
Administrative servicing fees Class A.          613          1,318             1,818              -
Administrative servicing fees
  Institutional Service Class. . . . .          459              -            11,849              -
Registration and filing fees . . . . .       20,405         16,484            18,967         11,205
Printing fees. . . . . . . . . . . . .          608         19,854             5,683             66
Other. . . . . . . . . . . . . . . . .       13,310          9,348             3,233            304
----------------------------------------------------------------------------------------------------
Total expenses before reimbursed
  expenses . . . . . . . . . . . . . .      375,044        169,963           170,590         30,758
Expenses reimbursed. . . . . . . . . .      (41,734)       (44,007)          (16,687)       (13,572)
----------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . .      333,310        125,956           153,903         17,186
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . .    4,336,884        (92,025)           53,235        (14,314)
----------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on
   investment transactions . . . . . .      336,896     (1,134,539)       (1,046,379)        65,420
Net change in unrealized
  appreciation/depreciation
  on investments . . . . . . . . . . .   10,450,805      1,735,147         2,087,345        339,459
----------------------------------------------------------------------------------------------------
Net realized/unrealized gains
  (losses) on investments. . . . . .     10,787,701        600,608         1,040,966        404,879
----------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS . . . . . .   $15,124,585   $    508,583   $     1,094,201   $    390,565
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
76 SEMIANNUAL REPORT 2003

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                          GARTMORE  HIGH  YIELD          GARTMORE  MILLENNIUM
                                                BOND  FUND                   GROWTH  FUND
--------------------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                             ENDED          ENDED         ENDED          ENDED
                                           APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                             2003           2002           2003          2002
--------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . .  $  4,336,884   $  8,460,248   $   (92,025)  $   (283,910)
Net realized gains (losses)
  on investment transactions . . . . .        336,896    (19,169,645)   (1,134,539)    (4,610,659)
Net change in unrealized
  appreciation/depreciation
  on investments. . . . . . . . . . . .    10,450,805      7,123,532     1,735,147       (630,467)
--------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations. . . . . . . . . . .     15,124,585     (3,585,865)      508,583     (5,525,036)
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .      (117,956)      (206,503)            -              -

DISTIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .       (18,679)       (24,154)            -              -

DISTRIBUTIONS TO CLASS C
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .       (12,301)        (1,013)            -              -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE
CLASS SHAREHOLDERS FROM:
Net investment income . . . . . . . . .    (4,187,948)    (8,228,578)            -              -
--------------------------------------------------------------------------------------------------
Change in net assets from
  shareholder distributions . . . . . .    (4,336,884)    (8,460,248)            -              -
--------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions . . . . . . . .      8,691,088      8,488,263    (1,077,829)    (2,070,305)
--------------------------------------------------------------------------------------------------
Change in net assets. . . . . . . . . .    19,478,789     (3,557,850)     (569,246)    (7,595,341)

NET ASSETS:
Beginning of period . . . . . . . . . .    85,376,924     88,934,774    18,121,660     25,717,001
--------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . .  $104,855,713   $ 85,376,924   $17,552,414   $ 18,121,660
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 77

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                            GARTMORE  VALUE                      GARTMORE  MICRO  CAP
                                          OPPORTUNITIES  FUND                        EQUITY  FUND
-----------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS            YEAR            SIX MONTHS            PERIOD
                                         ENDED              ENDED              ENDED                ENDED
                                     APRIL 30, 2003    OCTOBER 31, 2002    APRIL 30, 2003   OCTOBER 31, 2002 (A)
-----------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . .  $        53,235   $          99,646   $       (14,314)  $             (7,229)
Net realized gains (losses)
  on investment transactions. . .        (1,046,379)         (1,093,179)           65,420               (253,789)
Net change in unrealized
  appreciation/depreciation
  on investments . . . . . . . . .        2,087,345          (1,769,834)          339,459                (17,161)
-----------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations . . . . . . . .         1,094,201          (2,763,367)          390,565               (278,179)
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income. . . . . . .          (22,723)            (48,959)                -                      -
Net realized gains on investments.                -            (136,060)                -                      -

DISTIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income. . . . . . .             (469)             (2,418)                -                      -
Net realized gains on investments.                -             (34,742)                -                      -

DISTRIBUTIONS TO CLASS C
SHAREHOLDERS FROM:
Net investment income. . . . . . .              (19)               (122)                -                      -
Net realized gains on investments.                -              (1,496)                -                      -

DISTRIBUTIONS TO INSTITUTIONAL
SERVICE CLASS SHAREHOLDERS FROM:
Net investment income. . . . . . .          (32,141)            (65,769)                -                      -
Net realized gains on investments.                -            (121,033)                -                      -
-----------------------------------------------------------------------------------------------------------------
  Change in net assets from
  shareholder distributions. . . . .        (55,352)           (410,599)                -                      -
-----------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . . ..          509,941           2,720,695            67,595              2,272,822
-----------------------------------------------------------------------------------------------------------------
Change in net assets . . . . . . .        1,548,790            (453,271)          458,160              1,994,643

NET ASSETS:
Beginning of period. . . . . . . .       23,282,688          23,735,959         1,994,643                      -
-----------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . .  $    24,831,478   $      23,282,688   $     2,452,803   $          1,994,643
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

(a) For the period from June 27, 2002 (commencement of operations) through October 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
78 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  HIGH  YIELD  BOND  FUND

                                              INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                        NET
                                                   REALIZED AND
                             NET                    UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,      NET          GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD      INCOME     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00        0.86         (2.04)       (1.18)       (0.86)          (0.86)  $        7.96
  October 31, 2000 (d)
Year Ended . . . . . .  $        7.96        0.84         (1.10)       (0.26)       (0.84)          (0.84)  $        6.86
  October 31, 2001
Year Ended . . . . . .  $        6.86        0.61         (0.87)       (0.26)       (0.61)          (0.61)  $        5.99
  October 31, 2002
Six Months Ended . . .  $        5.99        0.29          0.72         1.01        (0.29)          (0.29)  $        6.71
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00        0.80         (2.04)       (1.24)       (0.80)          (0.80)  $        7.96
  October 31, 2000 (d)
Year Ended . . . . . .  $        7.96        0.78         (1.10)       (0.32)       (0.78)          (0.78)  $        6.86
  October 31, 2001
Year Ended . . . . . .  $        6.86        0.56         (0.88)       (0.32)       (0.56)          (0.56)  $        5.98
  October 31, 2002
Six Months Ended . . .  $        5.98        0.26          0.72         0.98        (0.26)          (0.26)  $        6.70
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        8.07        0.40         (1.21)       (0.81)       (0.40)          (0.40)  $        6.86
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.86        0.56         (0.87)       (0.31)       (0.56)          (0.56)  $        5.99
  October 31, 2002
Six Months Ended . . .  $        5.99        0.26          0.72         0.98        (0.26)          (0.26)  $        6.71
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00        0.87         (1.99)       (1.12)       (0.87)          (0.87)  $        8.01
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.01        0.87         (1.10)       (0.23)       (0.86)          (0.86)  $        6.92
  October 31, 2001
Year Ended . . . . . .  $        6.92        0.63         (0.88)       (0.25)       (0.63)          (0.63)  $        6.04
  October 31, 2002
Six Months Ended . . .  $        6.04        0.30          0.73         1.03        (0.30)          (0.30)  $        6.77
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                  RATIO OF NET      RATIO OF        INVESTMENT
                                                      RATIO OF     INVESTMENT       EXPENSES          INCOME
                                       NET ASSETS     EXPENSES       INCOME         (PRIOR TO        (PRIOR TO
                                       AT END OF     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL         PERIOD         NET            NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                         RETURN (A)      (000S)        ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (12.48%) (f)  $      2,804     0.95% (g)     12.35% (g)        1.15% (g)       12.15% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (3.59%)  $      2,801         0.95%         11.10%            1.11%           10.94%        83.79%
  October 31, 2001
Year Ended . . . . . .       (4.27%)  $      2,002         0.97%          9.20%            1.09%            9.08%        93.27%
  October 31, 2002
Six Months Ended . . .    17.16% (f)  $      4,447     1.00% (g)      9.07% (g)        1.10% (g)        8.98% (g)        54.47%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (13.02%) (f)  $        188     1.70% (g)     13.09% (g)        3.46% (g)       11.33% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (4.31%)  $        244         1.70%         10.35%            2.43%            9.62%        83.79%
  October 31, 2001
Year Ended . . . . . .       (5.11%)  $        355         1.70%          8.46%            1.83%            8.33%        93.27%
  October 31, 2002
Six Months Ended . . .    16.78% (f)  $        596     1.70% (g)      8.40% (g)        1.80% (g)        8.31% (g)        54.47%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (10.15%) (f)  $          5     1.70% (g)     10.05% (g)        8.58% (g)        3.17% (g)        83.79%
  October 31, 2001 (e)
Year Ended . . . . . .       (4.96%)  $         53         1.70%          8.55%            1.97%            8.28%        93.27%
  October 31, 2002
Six Months Ended . . .    16.75% (f)  $      1,137     1.70% (g)      7.93% (g)        1.78% (g)        7.84% (g)        54.47%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (11.80%) (f)  $     88,639     0.70% (g)     11.46% (g)        0.83% (g)       11.33% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (3.19%)  $     85,885         0.70%         11.30%            0.76%           11.24%        83.79%
  October 31, 2001
Year Ended . . . . . .       (4.12%)  $     82,967         0.70%          9.38%            0.79%            9.29%        93.27%
  October 31, 2002
Six Months Ended . . .    17.35% (f)  $     98,676     0.70% (g)      9.37% (g)        0.79% (g)        9.28% (g)        54.47%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.
--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 79

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  MILLENNIUM  GROWTH  FUND


                                                 INVESTMENT  ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       19.67         (0.03)         (1.97)       (2.00)         -               -   $       17.67
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.67         (0.03)          2.30         2.27      (0.24)          (0.24)  $       19.70
  October 31, 1999
Year Ended . . . . . .  $       19.70         (0.27)         10.63        10.36      (1.37)          (1.37)  $       28.69
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.69         (0.16)        (15.19)      (15.35)     (2.41)          (2.41)  $       10.93
  October 31, 2001
Year Ended . . . . . .  $       10.93         (0.14)         (2.29)       (2.43)         -               -   $        8.50
  October 31, 2002
Six Months Ended . . .  $        8.50         (0.05)          0.31         0.26          -               -   $        8.76
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       19.67         (0.07)         (2.06)       (2.13)         -               -   $       17.54
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.54         (0.12)          2.26         2.14      (0.24)          (0.24)  $       19.44
  October 31, 1999
Year Ended . . . . . .  $       19.44         (0.42)         10.59        10.17      (1.37)          (1.37)  $       28.24
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.24         (0.22)        (15.21)      (15.43)     (2.41)          (2.41)  $       10.40
  October 31, 2001
Year Ended . . . . . .  $       10.40         (0.19)         (2.18)       (2.37)         -               -   $        8.03
  October 31, 2002
Six Months Ended . . .  $        8.03         (0.07)          0.30         0.23          -               -   $        8.26
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       13.46         (0.07)         (2.98)       (3.05)         -               -   $       10.41
  October 31, 2001 (f)
Year Ended . . . . . .  $       10.41         (0.19)         (2.18)       (2.37)         -               -   $        8.04
  October 31, 2002
Six Months Ended . . .  $        8.04         (0.07)          0.30         0.23          -               -   $        8.27
  April 30, 2003
  (Unaudited)

CLASS D SHARES
Year Ended . . . . . .  $       22.87         (0.06)          1.29         1.23      (6.49)          (6.49)  $       17.61
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.61         (0.02)          2.34         2.32      (0.24)          (0.24)  $       19.69
  October 31, 1999
Year Ended . . . . . .  $       19.69         (0.14)         10.57        10.43      (1.37)          (1.37)  $       28.75
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.75         (0.11)        (15.20)      (15.31)     (2.41)          (2.41)  $       11.03
  October 31, 2001
Year Ended . . . . . .  $       11.03         (0.11)         (2.32)       (2.43)         -               -   $        8.60
  October 31, 2002
Six Months Ended . . .  $        8.60         (0.04)          0.33         0.29          -               -   $        8.89
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                              RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                 RATIO OF NET      RATIO OF        INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES       INCOME (LOSS)
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (10.17%) (g)  $        305    1.23% (h)    (0.70%) (h)        2.21% (h)      (1.68%) (h)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .        12.98%  $      1,244        1.25%        (0.24%)            1.83%          (0.82%)        36.58%
  October 31, 1999
Year Ended . . . . . .        56.20%  $     22,612        1.47%        (0.95%)            1.67%          (1.15%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (57.29%)  $      6,601        1.63%        (1.00%)            2.75%          (2.12%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.23%)  $      4,880        1.59%        (1.27%)            2.20%          (1.88%)       432.60%
  October 31, 2002
Six Months Ended . . .     3.06% (g)  $      4,875    1.53% (h)    (1.13%) (h)        2.04% (h)      (1.65%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (10.83%) (g)  $        251    2.00% (h)    (1.47%) (h)        2.98% (h)      (2.45%) (h)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .         2.33%  $        918        2.00%        (1.01%)            2.59%          (1.60%)        36.58%
  October 31, 1999
Year Ended . . . . . .        55.97%  $      7,608        2.10%        (1.57%)            2.35%          (1.82%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (58.60%)  $      3,985        2.23%        (1.60%)            3.67%          (3.04%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.79%)  $      3,005        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
  October 31, 2002
Six Months Ended . . .     2.86% (g)  $      2,893    2.22% (h)    (1.82%) (h)        2.73% (h)      (2.34%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (22.66%) (g)  $         52    2.23% (h)    (1.76%) (h)        4.38% (h)      (3.91%) (h)       698.74%
  October 31, 2001 (f)
Year Ended . . . . . .      (22.77%)  $         45        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
  October 31, 2002
Six Months Ended . . .     2.86% (g)  $         53    2.22% (h)    (1.82%) (h)        2.75% (h)      (2.35%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS D SHARES
Year Ended . . . . . .         5.11%  $      9,022        0.93%        (0.30%)            1.57%          (0.94%)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .        13.31%  $      9,865        1.00%        (0.09%)            1.53%          (0.62%)        36.58%
  October 31, 1999
Year Ended . . . . . .        56.61%  $     36,090        1.10%        (0.55%)            1.30%          (0.75%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (57.00%)  $     15,079        1.30%        (0.69%)            2.51%          (1.90%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.03%)  $     10,192        1.27%        (0.97%)            1.90%          (1.60%)       432.60%
  October 31, 2002
Six Months Ended . . .     3.37% (g)  $      9,730    1.22% (h)    (0.82%) (h)        1.73% (h)      (1.34%) (h)       193.02%
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) Shares first offered to the public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the fund were renamed Class D Shares.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.
See  notes  to  financial  statements

--------------------------------------------------------------------------------
80 SEMIANNUAL REPORT 2003

GARTMORE  VALUE  OPPORTUNITIES  FUND


                                                INVESTMENT  ACTIVITIES              DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                        NET                                     AND
                       ASSET                                 UNREALIZED      TOTAL
                       VALUE,         NET                      GAINS         FROM          NET         NET
                     BEGINNING    INVESTMENT    REDEMPTION  (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                     OF PERIOD   INCOME (LOSS)     FEES     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . .  $    10.00          0.06            -         2.38         2.44        (0.07)         -           (0.07)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.37          0.10            -        (0.20)       (0.10)       (0.10)         -           (0.10)
  October 31,
  2001
Year Ended. . . . .  $    12.17          0.05         0.01        (0.98)       (0.92)       (0.05)     (0.15)          (0.20)
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    11.05          0.04            -         0.47         0.51        (0.03)         -           (0.03)

CLASS B SHARES
Period Ended. . . .  $    10.00          0.01            -         2.37         2.38        (0.02)         -           (0.02)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.36          0.02            -        (0.20)       (0.18)       (0.02)         -           (0.02)
  October 31,
  2001
Year Ended. . . . .  $    12.16         (0.03)        0.01        (0.98)       (1.00)       (0.01)     (0.15)          (0.16)
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    11.00         (0.01)           -         0.48         0.47            -          -               -

CLASS C SHARES
Period Ended. . . .  $    13.08          0.01            -        (0.93)       (0.92)       (0.03)         -           (0.03)
  October 31,
  2001 (e)
Year Ended. . . . .  $    12.13         (0.03)        0.01        (0.97)       (0.99)       (0.01)     (0.15)          (0.16)
  October 31,]
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    10.98         (0.01)           -         0.48         0.47            -          -               -

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended. . . .  $    10.00          0.07            -         2.40         2.47        (0.05)         -           (0.05)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.42          0.13            -        (0.19)       (0.06)       (0.12)         -           (0.12)
  October 31,
  2001
Year Ended. . . . .  $    12.24          0.07         0.01        (0.98)       (0.90)       (0.07)     (0.15)          (0.22)
  October 31,
  2002
Six Months Ended
  April 30,  2003
  (Unaudited) . . .  $    11.12          0.04            -         0.48         0.52        (0.03)         -           (0.03)
-----------------------------------------------------------------------------------------------------------------------------

                                                                    RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------------
                                                          RATIO        RATIO           RATIO          RATIO OF NET
                                                           OF         OF NET             OF            INVESTMENT
                       NET                     NET      EXPENSES    INVESTMENT        EXPENSES       INCOME (LOSS)
                      ASSET                  ASSETS        TO      INCOME (LOSS)  (PRIOR TO REIM-   (PRIOR TO REIM-
                     VALUE,                 AT END OF    AVERAGE    TO AVERAGE      BURSEMENTS)       BURSEMENTS)
                     END OF      TOTAL       PERIOD        NET          NET          TO AVERAGE        TO AVERAGE      PORTFOLIO
                     PERIOD   RETURN (A)     (000S)      ASSETS       ASSETS       NET ASSETS (B)    NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . .  $ 12.37   24.38% (f)  $     2,460  1.35% (g)      0.62% (g)         6.59% (g)       (4.62%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.17      (0.87%)  $    10,789      1.35%          0.69%             2.07%           (0.03%)       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.05      (7.75%)  $     9,766      1.31%          0.39%             1.48%             0.22%       108.62%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.53    4.59% (f)  $     9,631  1.29% (g)      0.49% (g)         1.43% (g)         0.35% (g)        39.93%

CLASS B SHARES
Period Ended. . . .  $ 12.36   23.79% (f)  $       751  1.95% (g)      0.10% (g)         7.70% (g)       (5.65%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.16      (1.45%)  $     2,708      1.95%          0.09%             3.06%           (1.02%)       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.00      (8.39%)  $     2,362      1.98%        (0.28%)             2.22%           (0.52%)       108.62%
  October 31,
  2002
Six Months Ended
  April 30,2003
  (Unaudited) . . .  $ 11.47    4.29% (f)  $     2,333  2.00% (g)    (0.21%) (g)         2.14% (g)       (0.36%) (g)        39.93%

CLASS C SHARES
Period Ended. . . .  $ 12.13  (7.08%) (f)  $       108  1.95% (g)    (0.01%) (g)         3.29% (g)       (1.35%) (g)       139.75%
   October 31,
  2001 (e)
Year Ended. . . . .  $ 10.98      (8.31%)  $       133      1.99%        (0.30%)             2.23%           (0.54%)       108.62%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.45    4.30% (f)  $       128  2.00% (g)    (0.21%) (g)         2.14% (g)       (0.35%) (g)        39.93%

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended. . . .  $ 12.42   24.72% (f)  $     4,441  1.00% (g)      0.98% (g)         5.99% (g)       (4.01%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.24      (0.49%)  $    10,130      1.00%          1.07%             1.81%             1.26%       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.12      (7.56%)  $    11,022      1.16%          0.52%             1.40%             0.28%       108.62%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.61    4.69% (f)  $    12,740  1.21% (g)      0.57% (g)         1.35% (g)         0.43% (g)        39.93%
---------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 81

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  MICRO  CAP  EQUITY  FUND


                                                   INVESTMENT  ACTIVITIES
--------------------------------------------------------------------------------------------------------------------------
                                                             NET
                                                        REALIZED AND
                               NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                          ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                            BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                            OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . .  $       10.00         (0.04)         (1.32)       (1.36)  $     8.64  (13.60%) (f)  $        310
  October 31, 2002 (d) (e)
Six Months Ended . . . .  $        8.64         (0.08)          1.72         1.64   $    10.28    18.98% (f)  $        433
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.61         (0.08)          1.69         1.61   $    10.22    18.70% (f)  $         63
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.61         (0.10)          1.71         1.61   $    10.22    18.70% (f)  $         51
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.64         (0.06)          1.72         1.66   $    10.30    19.21% (f)  $         52
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)  $      1,556
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.64         (0.06)          1.72         1.66   $    10.30    19.21% (f)  $      1,854
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                            RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------
                                                                         RATIO OF NET
                                       RATIO OF NET      RATIO OF         INVESTMENT
                           RATIO OF     INVESTMENT       EXPENSES           INCOME
                           EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                          TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                              NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                            ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . .    1.80% (g)    (1.32%) (g)        8.73% (g)        (8.25%) (g)        56.08%
  October 31, 2002 (d) (e)
Six Months Ended . . . .    1.80% (g)    (1.53%) (g)        3.09% (g)        (2.82%) (g)       102.97%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . .    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    2.55% (g)    (2.27%) (g)        3.84% (g)        (3.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . .    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    2.55% (g)    (2.27%) (g)        3.84% (g)        (3.57%) (g)       102.97%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . .    1.55% (g)    (1.04%) (g)        7.45% (g)        (6.94%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    1.55% (g)    (1.27%) (g)        2.83% (g)        (2.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . . .    1.55% (g)    (1.04%) (g)        7.46% (g)        (6.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    1.55% (g)    (1.27%) (g)        2.84% (g)        (2.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from June 27, 2002 (commencement of operations) through October 31, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
82 SEMIANNUAL REPORT 2003

NOTES  TO  FINANCIAL  STATEMENTS
April  30,  2003  (Unaudited)

1.  ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust operates thirty-seven (37) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds"):

     -    Gartmore  Global Financial Services Fund ("Global Financial Services")
     -    Gartmore  Global  Health  Sciences  Fund  ("Global  Health  Sciences")
     - Gartmore Global Technology and Communications Fund ("Global Technology and Communications")
     -    Gartmore  Global  Utilities  Fund  ("Global  Utilities")
     -    Gartmore  Nationwide  Leaders  Fund  ("Nationwide  Leaders")
     -    Gartmore  U.S.  Growth  Leaders  Fund  ("U.S.  Growth  Leaders")
     -    Gartmore  Worldwide  Leaders  Fund  ("Worldwide  Leaders")
     -    Gartmore  Emerging  Markets  Fund  ("Emerging  Markets")
     -    Gartmore  International  Growth  Fund  ("International  Growth")
     - Gartmore International Small Cap Growth Fund ("International Small Cap Growth")
     -    Gartmore  High  Yield  Bond  Fund  ("High  Yield  Bond")
     -    Gartmore  Millennium  Growth  Fund  ("Millennium  Growth")
     -    Gartmore  Value  Opportunities  Fund  ("Value  Opportunities")
     -    Gartmore  Micro  Cap  Equity  Fund  ("Micro  Cap  Equity")

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 83

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

(B)  REPURCHASE  AGREEMENTS

     The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

     Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F)  FUTURES  CONTRACTS

     Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin'', are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     A "sale'' of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase'' of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

--------------------------------------------------------------------------------
84 SEMIANNUAL REPORT 2003

     Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/Market Value of the underlying hedged assets.

(G)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

     Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(H)  FEDERAL  INCOME  TAXES

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     As of April 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:


                                    TAX                                      NET UNREALIZED
                                  COST OF     UNREALIZED      UNREALIZED      APPRECIATION
FUND                            SECURITIES   APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------------------
Global Financial Services       $2,624,321     $199,675       $(72,228)         $127,447
-------------------------------------------------------------------------------------------
Global Health Sciences           4,316,620      285,277        (11,354)          273,923
-------------------------------------------------------------------------------------------
Global Technology and
  Communications                 3,243,036      237,651        (32,493)          205,158
-------------------------------------------------------------------------------------------
Global Utilities                 2,148,506      207,621        (51,403)          156,218
-------------------------------------------------------------------------------------------
Nationwide Leaders               2,310,745      143,640        (89,231)           54,409
-------------------------------------------------------------------------------------------
U.S. Growth Leaders              4,156,941      366,106         (8,126)          357,980
-------------------------------------------------------------------------------------------
Worldwide Leaders                3,254,623      232,649        (44,829)          187,820
-------------------------------------------------------------------------------------------
Emerging Markets                 5,013,622      549,496       (304,000)          245,496
-------------------------------------------------------------------------------------------
International Growth             5,106,554      339,196       (204,385)          134,811
-------------------------------------------------------------------------------------------
International Small Cap Growth   3,678,547      199,557       (342,844)         (143,287)
-------------------------------------------------------------------------------------------
High Yield Bond                 96,069,713    8,256,679     (1,935,111)        6,321,568
-------------------------------------------------------------------------------------------
Millennium Growth               16,566,597    1,630,036       (578,750)        1,051,286
-------------------------------------------------------------------------------------------
Value Opportunities             23,023,209    1,994,540     (2,086,578)          (92,038)
-------------------------------------------------------------------------------------------
Micro Cap Equity                 2,057,514     403,581         (81,283)          322,298
-------------------------------------------------------------------------------------------

(I)  DISTRIBUTIONS  TO  SHAREHOLDERS

     Net investment income, if any, is declared daily and paid monthly for the High Yield Bond Fund and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(J)  EXPENSES

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 85

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

     fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the High Yield Bond Fund and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

(K)  CAPITAL  SHARE  TRANSACTIONS

     Transactions  in  capital  shares  of  the  Funds  were  as  follows:


                                 GLOBAL FINANCIAL SERVICES                 GLOBAL HEALTH SCIENCES
----------------------------------------------------------------------------------------------------------
                                SIX MONTHS            PERIOD             SIX MONTHS            YEAR
                                  ENDED                ENDED               ENDED              ENDED
                              APRIL 30, 2003   OCTOBER 31, 2002 (A)    APRIL 30, 2003    OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)                              (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $        11,330   $            757,960   $     2,762,528   $       1,846,790
Dividends reinvested. . . .            1,596                    180                 -                   -
Cost of shares redeemed . .           (5,137)                (1,205)       (1,995,208)           (919,357)
----------------------------------------------------------------------------------------------------------
                                       7,789                756,935           767,320             927,433
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued            3,146                758,252             2,910              56,389
Dividends reinvested. . . .              179                      -                 -                   -
Cost of shares redeemed . .              (15)                     -            (3,499)             (5,009)
----------------------------------------------------------------------------------------------------------
                                       3,310                758,252              (589)             51,380
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued            2,007                750,000            35,630           56,444 (b)
Dividends reinvested. . . .              177                      -                 -                   -
Cost of shares redeemed . .                -                      -                 -                   -
----------------------------------------------------------------------------------------------------------
                                       2,184                750,000            35,630              56,444
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Proceeds from shares issued                -                750,000         1,080,504           1,134,534
Dividends reinvested. . . .            2,031                    258                 -                   -
Cost of shares redeemed . .                -                      -          (698,998)           (368,019)
----------------------------------------------------------------------------------------------------------
                                       2,031                750,258           381,506             766,515
----------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions . .   $        15,314   $          3,015,445   $     1,183,867   $       1,801,772
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued. . . . . . . . . . .            1,251                 75,796           330,332             212,615
Reinvested. . . . . . . . .              178                     18                 -                   -
Redeemed. . . . . . . . . .             (568)                  (119)         (239,837)           (110,724)
----------------------------------------------------------------------------------------------------------
                                         861                 75,695            90,495             101,891
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued. . . . . . . . . . .              345                 75,798               350               6,163
Reinvested. . . . . . . . .               20                      -                 -                   -
Redeemed. . . . . . . . . .               (2)                     -              (416)               (569)
----------------------------------------------------------------------------------------------------------
                                         363                 75,798               (66)              5,594
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Issued. . . . . . . . . . .              215                 75,000             4,251            7,115 (b)
Reinvested. . . . . . . . .               20                      -                 -                   -
Redeemed. . . . . . . . . .                -                      -                 -                   -
----------------------------------------------------------------------------------------------------------
                                         235                 75,000             4,251               7,115
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Issued. . . . . . . . . . .                -                 75,000           127,548             128,673
Reinvested. . . . . . . . .              226                     25                 -                   -
Redeemed. . . . . . . . . .                -                      -           (83,176)            (44,086)
----------------------------------------------------------------------------------------------------------
                                         226                 75,025            44,372              84,587
----------------------------------------------------------------------------------------------------------
Total change in shares. . .            1,685                301,518           139,052             199,187
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(b) For the period from September 23, 2002 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
86 SEMIANNUAL REPORT 2003


                                     GLOBAL TECHNOLOGY AND COMMUNICATIONS             GLOBAL UTILITIES
--------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       PERIOD ENDED
                                      APRIL 30, 2003     OCTOBER 31, 2002     APRIL 30, 2003    OCTOBER 31, 2002 (A)
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                             (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued. . . .  $       1,162,582   $       1,007,143   $           4,822   $             753,888
Dividends reinvested . . . . . . .                  -                   -               3,287                   4,321
Cost of shares redeemed. . . . . .         (1,022,709)           (741,147)             (2,003)                      -
---------------------------------------------------------------------------------------------------------------------
                                              139,873             265,996               6,106                 758,209
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued. . . .             21,590             174,582                   -                 753,502
Dividends reinvested . . . . . . .                  -                   -               2,128                   2,276
Cost of shares redeemed. . . . . .            (19,748)           (115,522)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                                1,842              59,060               2,128                 755,778
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued. . . .                445              12,155                   -                 750,000
Dividends reinvested . . . . . . .                  -                   -               2,116                   2,258
Cost of shares redeemed. . . . . .             (2,989)            (11,605)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                               (2,544)                550               2,116                 752,258
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued. . . .          2,623,360             815,980                   -                 750,000
Dividends reinvested . . . . . . .                  -                   -               3,654                   5,057
Cost of shares redeemed. . . . . .         (2,223,697)           (387,381)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                              399,663             428,599               3,654                 755,057
---------------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . .  .  $         538,834   $         754,205   $          14,004   $           3,021,302
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued . . . . . . . . . . . . . .            442,914             318,887                 651                  75,449
Reinvested . . . . . . . . . . . .                  -                   -                 448                     561
Redeemed . . . . . . . . . . . . .           (384,506)           (250,629)               (279)                      -
---------------------------------------------------------------------------------------------------------------------
                                               58,408              68,258                 820                  76,010
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued . . . . . . . . . . . . . .              8,408              47,203                   -                  75,409
Reinvested . . . . . . . . . . . .                  -                   -                 291                     286
Redeemed . . . . . . . . . . . . .             (7,566)            (31,693)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                                  842              15,510                 291                  75,695
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Issued . . . . . . . . . . . . . .                170               3,330                   -                  75,000
Reinvested . . . . . . . . . . . .                  -                   -                 288                     284
Redeemed . . . . . . . . . . . . .             (1,155)             (4,077)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                                 (985)               (747)                288                  75,284
---------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Issued . . . . . . . . . . . . . .            980,246             267,045                   -                  75,000
Reinvested . . . . . . . . . . . .                  -                   -                 498                     660
Redeemed . . . . . . . . . . . . .           (849,333)           (130,531)                  -                       -
---------------------------------------------------------------------------------------------------------------------
                                              130,913             136,514                 498                  75,660
---------------------------------------------------------------------------------------------------------------------
Total change in shares . . . . . .            189,178             219,535               1,897                 302,649
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 87

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)


                               NATIONWIDE  LEADERS          U.S. GROWTH LEADERS           WORLDWIDE LEADERS
------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS      PERIOD       SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                              APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                 2003        2002 (A)         2003          2002           2003          2002
------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $   106,874   $  1,287,688   $   670,421   $    699,590   $ 1,642,357   $    639,337
Dividends reinvested. . . .        3,461            580             -              -             -              -
Cost of shares redeemed . .      (98,553)      (297,727)     (202,211)      (343,424)     (447,042)      (543,700)
------------------------------------------------------------------------------------------------------------------
                                  11,782        990,541       468,210        356,166     1,195,315         95,637
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued       44,047        354,422       205,470        164,910        35,659         26,576
Dividends reinvested. . . .          477              -             -              -             -              -
Cost of shares redeemed . .      (25,751)        (7,510)      (76,662)      (134,890)       (1,803)        (5,212)
------------------------------------------------------------------------------------------------------------------
                                  18,773        346,912       128,808         30,020        33,856         21,364
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued        1,980        259,408        71,033          9,220           148          5,950
Dividends reinvested. . . .          368              -             -              -             -              -
Cost of shares redeemed . .          (10)             -           (15)           (10)       (1,985)        (4,409)
------------------------------------------------------------------------------------------------------------------
                                   2,338        259,408        71,018          9,210        (1,837)         1,541
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Proceeds from shares issued      476,536      1,533,873     3,418,755      1,074,088       361,683        614,293
Dividends reinvested. . . .        3,661            660             -              -             -              -
Cost of shares redeemed . .     (320,256)      (625,720)   (2,649,073)      (552,183)     (348,232)      (367,946)
------------------------------------------------------------------------------------------------------------------
                                 159,941        908,813       769,682        521,905        13,451        246,347
------------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions . .   $   192,834   $  2,505,674   $ 1,437,718   $    917,301   $ 1,240,785   $    364,889
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued. . . . . . . . . . .       11,573        123,956       113,254        106,909       318,773        113,499
Reinvested. . . . . . . . .          368             62             -              -             -              -
Redeemed. . . . . . . . . .      (10,687)       (29,784)      (35,134)       (58,286)      (86,843)       (98,266)
------------------------------------------------------------------------------------------------------------------
                                   1,254         94,234        78,120         48,623       231,930         15,233
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued. . . . . . . . . . .        4,612         34,516        35,890         25,684         7,347          4,489
Reinvested. . . . . . . . .           51              -             -              -             -              -
Redeemed. . . . . . . . . .       (2,686)          (763)      (13,227)       (21,982)         (336)          (914)
------------------------------------------------------------------------------------------------------------------
                                   1,977         33,753        22,663          3,702         7,011          3,575
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Issued. . . . . . . . . . .          217         25,878        12,420          1,349            29            958
Reinvested. . . . . . . . .           39              -             -              -             -              -
Redeemed. . . . . . . . . .           (1)             -            (3)            (2)         (396)          (692)
------------------------------------------------------------------------------------------------------------------
                                     255         25,878        12,417          1,347          (367)           266
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Issued. . . . . . . . . . .       51,060        145,343       586,209        178,325        67,658        101,508
Reinvested. . . . . . . . .          389             70             -              -             -              -
Redeemed. . . . . . . . . .      (34,965)       (63,252)     (462,157)       (98,479)      (65,882)       (63,578)
------------------------------------------------------------------------------------------------------------------
                                  16,484         82,161       124,052         79,846         1,776         37,930
------------------------------------------------------------------------------------------------------------------
Total change in shares. . .       19,970        236,026       237,252        133,518       240,350         57,004
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

(a) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
88 SEMIANNUAL REPORT 2003

                                                                                             INTERNATIONAL
                                  EMERGING MARKETS          INTERNATIONAL GROWTH           SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------
                              SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                 ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                               APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                 2003           2002           2003          2002           2003          2002
-------------------------------------------------------------------------------------------------------------------
                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $  6,811,546   $  2,559,508   $ 2,675,977   $  1,926,538   $ 3,030,994   $    990,938
Cost of shares redeemed . .    (5,976,196)    (1,636,863)   (2,412,249)    (1,845,740)   (1,896,576)      (877,999)
-------------------------------------------------------------------------------------------------------------------
                                  835,350        922,645       263,728         80,798     1,134,418        112,939
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued        83,007        179,227           268         60,334         3,930         23,113
Cost of shares redeemed . .       (99,078)       (28,266)       (1,573)        (9,139)      (10,665)        (1,632)
-------------------------------------------------------------------------------------------------------------------
                                  (16,071)       150,961        (1,305)        51,195        (6,735)        21,481
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued           149          8,593         1,943          6,237            17          6,569
Cost of shares redeemed . .           (25)        (5,606)            -         (4,133)       (2,588)          (815)
-------------------------------------------------------------------------------------------------------------------
                                      124          2,987         1,943          2,104        (2,571)         5,754
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued             -              -             -              -       433,286              -
Cost of shares redeemed . .             -              -             -              -      (425,710)             -
-------------------------------------------------------------------------------------------------------------------
                                        -              -             -              -         7,576              -
-------------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions . .   $    819,403   $  1,076,593   $   264,366   $    134,097   $ 1,132,688   $    140,174
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued. . . . . . . . . . .       973,471        346,425       514,233        360,001       568,267        168,018
Redeemed. . . . . . . . . .      (863,742)      (231,308)     (462,631)      (343,270)     (354,263)      (147,517)
-------------------------------------------------------------------------------------------------------------------
                                  109,729        115,117        51,602         16,731       214,004         20,501
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued. . . . . . . . . . .        11,731         22,917            42         10,157           339          3,387
Redeemed. . . . . . . . . .       (14,117)        (4,010)         (307)        (1,548)       (1,972)          (250)
-------------------------------------------------------------------------------------------------------------------
                                   (2,386)        18,907          (265)         8,609        (1,633)         3,137
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Issued. . . . . . . . . . .            21          1,081           383          1,000             -            952
Redeemed. . . . . . . . . .            (4)          (629)            -           (649)         (513)          (139)
-------------------------------------------------------------------------------------------------------------------
                                       17            452           383            351          (513)           813
-------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued. . . . . . . . . . .             -              -             -              -        78,544              -
Redeemed. . . . . . . . . .             -              -             -              -       (78,544)             -
-------------------------------------------------------------------------------------------------------------------
                                        -              -             -              -             -              -
-------------------------------------------------------------------------------------------------------------------
Total change in shares. . .       107,360        134,476        51,720         25,691       211,858         24,451
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 89

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

                                         HIGH YIELD BOND            MILLENNIUM GROWTH
--------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                       ENDED          ENDED         ENDED          ENDED
                                     APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                        2003          2002           2003          2002
--------------------------------------------------------------------------------------------
                                     (UNAUDITED)                  (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued. . . .  $ 5,113,137   $  1,271,594   $   527,005   $ 13,206,448
Dividends reinvested . . . . . . .       95,707        207,420             -              -
Cost of shares redeemed. . . . . .   (3,110,787)    (2,018,887)     (675,666)   (13,398,898)
--------------------------------------------------------------------------------------------
                                      2,098,057       (539,873)     (148,661)      (192,450)
--------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued. . . .      252,819        208,860       197,675        681,157
Dividends reinvested . . . . . . .       10,316         11,715             -              -
Cost of shares redeemed. . . . . .      (75,987)       (66,638)     (379,379)      (741,182)
--------------------------------------------------------------------------------------------
                                        187,148        153,937      (181,704)       (60,025)
--------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued. . . .    1,029,992         53,673         7,693         15,182
Dividends reinvested . . . . . . .        3,406            659             -              -
Cost of shares redeemed. . . . . .       (2,431)        (3,107)         (283)        (7,940)
--------------------------------------------------------------------------------------------
                                      1,030,967         51,225         7,410          7,242
--------------------------------------------------------------------------------------------
CLASS D SHARES
Proceeds from shares issued. . . .            -              -       303,323        814,520
Cost of shares redeemed. . . . . .            -              -    (1,058,197)    (2,639,592)
--------------------------------------------------------------------------------------------
                                              -              -      (754,874)    (1,825,072)
--------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued. . . .    1,899,054        700,743             -              -
Dividends reinvested . . . . . . .    4,170,597      8,347,627             -              -
Cost of shares redeemed. . . . . .     (694,735)      (225,396)            -              -
--------------------------------------------------------------------------------------------
                                      5,374,916      8,822,974             -              -
--------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . . .   $ 8,691,088   $  8,488,263   $(1,077,829)  $ (2,070,305)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued . . . . . . . . . . . . . .      803,816        199,181        63,072      1,256,053
Reinvested . . . . . . . . . . . .       15,315         30,906             -              -
Redeemed . . . . . . . . . . . . .     (490,261)      (304,053)      (81,089)    (1,285,516)
--------------------------------------------------------------------------------------------
                                        328,870        (73,966)      (18,017)       (29,463)
--------------------------------------------------------------------------------------------
CLASS B SHARES
Issued . . . . . . . . . . . . . .       40,119         32,180        25,043         67,781
Reinvested . . . . . . . . . . . .        1,653          1,775             -              -
Redeemed . . . . . . . . . . . . .      (12,250)       (10,158)      (48,733)       (76,927)
--------------------------------------------------------------------------------------------
                                         29,522         23,797       (23,690)        (9,146)
--------------------------------------------------------------------------------------------
CLASS C SHARES
Issued . . . . . . . . . . . . . .      160,488          8,532           953          1,439
Reinvested . . . . . . . . . . . .          545            101             -              -
Redeemed . . . . . . . . . . . . .         (383)          (452)          (36)          (886)
--------------------------------------------------------------------------------------------
                                        160,650          8,181           917            553
--------------------------------------------------------------------------------------------
CLASS D SHARES
Issued . . . . . . . . . . . . . .            -              -        35,801         76,945
Redeemed . . . . . . . . . . . . .            -              -      (125,622)      (258,845)
--------------------------------------------------------------------------------------------
                                              -              -       (89,821)      (181,900)
--------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Issued . . . . . . . . . . . . . .      294,148        107,379             -              -
Reinvested . . . . . . . . . . . .      662,296      1,240,448             -              -
Redeemed . . . . . . . . . . . . .     (106,930)       (35,623)            -              -
--------------------------------------------------------------------------------------------
                                        849,514      1,312,204             -              -
--------------------------------------------------------------------------------------------
Total change in shares . . . . . .    1,368,556      1,270,216      (130,611)      (219,956)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
90 SEMIANNUAL REPORT 2003

                                      VALUE OPPORTUNITIES            MICRO CAP EQUITY
--------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR        SIX MONTHS      PERIOD
                                       ENDED          ENDED         ENDED          ENDED
                                     APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                        2003          2002           2003        2002 (A)
--------------------------------------------------------------------------------------------
                                     (UNAUDITED)                  (UNAUDITED)

CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued. . . .  $ 2,393,088   $  7,912,562   $    56,029   $     322,822
Dividends reinvested . . . . . . .       22,453        182,684             -               -
Cost of shares redeemed. . . . . .   (2,950,760)    (7,877,056)          (10)              -
--------------------------------------------------------------------------------------------
                                       (535,219)       218,190        56,019         322,822
--------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued. . . .      151,951        740,913        11,576          50,000
Dividends reinvested . . . . . . .          458         36,879             -               -
Cost of shares redeemed. . . . . .     (276,678)      (890,048)            -               -
--------------------------------------------------------------------------------------------
                                       (124,269)      (112,256)       11,576          50,000
--------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued. . . .        4,048         70,023             -          50,000
Dividends reinvested . . . . . . .           18          1,617             -               -
Cost of shares redeemed. . . . . .      (14,952)       (30,189)            -               -
--------------------------------------------------------------------------------------------
                                        (10,886)        41,451             -          50,000
--------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued. . . .    3,049,519      7,395,551             -          50,000
Dividends reinvested . . . . . . .       32,141        164,892             -               -
Cost of shares redeemed. . . . . .   (1,901,345)    (4,987,133)            -               -
--------------------------------------------------------------------------------------------
                                      1,180,315      2,573,310             -          50,000
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued. . . .            -              -             -       1,800,000
--------------------------------------------------------------------------------------------
                                              -              -             -       1,800,000
--------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . . .   $   509,941   $  2,720,695   $    67,595   $   2,272,822
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued . . . . . . . . . . . . . .      215,864        599,011         6,260          35,831
Reinvested . . . . . . . . . . . .        2,002         14,142             -               -
Redeemed . . . . . . . . . . . . .     (267,032)      (615,686)           (1)              -
--------------------------------------------------------------------------------------------
                                        (49,166)        (2,533)        6,259          35,831
--------------------------------------------------------------------------------------------
CLASS B SHARES
Issued . . . . . . . . . . . . . .       13,537         57,262         1,162           5,000
Reinvested . . . . . . . . . . . .           41          2,852             -               -
Redeemed . . . . . . . . . . . . .      (24,961)       (68,176)            -               -
--------------------------------------------------------------------------------------------
                                        (11,383)        (8,062)        1,162           5,000
--------------------------------------------------------------------------------------------
CLASS C SHARES
Issued . . . . . . . . . . . . . .          368          5,297             -           5,000
Reinvested . . . . . . . . . . . .            2            125             -               -
Redeemed . . . . . . . . . . . . .       (1,336)        (2,213)            -               -
--------------------------------------------------------------------------------------------
                                           (966)         3,209             -           5,000
--------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Issued . . . . . . . . . . . . . .      273,695        551,980             -           5,000
Reinvested . . . . . . . . . . . .        2,853         12,684             -               -
Redeemed . . . . . . . . . . . . .     (170,652)      (400,810)            -               -
--------------------------------------------------------------------------------------------
                                        105,896        163,854             -           5,000
--------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued . . . . . . . . . . . . . .            -              -             -         180,000
--------------------------------------------------------------------------------------------
                                              -              -             -         180,000
--------------------------------------------------------------------------------------------
Total change in shares . . . . . .       44,381        156,468         7,421         230,831
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

(a) For the period from June 27, 2002 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 91
NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

3.  TRANSACTIONS  WITH  AFFILIATES

Under the terms of the Investment Advisory Agreements, Gartmore Global Asset Management Trust ("GGAMT") or Gartmore Mutual Fund Capital Trust ("GMF") manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in table below). GMF is a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly owned subsidiary of GGAMT. GGAMT is a wholly owned subsidiary of Nationwide
Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF and GGAMT also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

FUND                                  ADVISER           SUBADVISER
---------------------------------------------------------------------------
Global Financial Services. . . . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
Global Health Sciences . . . . . . .  GMF      n/a
---------------------------------------------------------------------------
Global Technology and Communications  GMF      n/a
---------------------------------------------------------------------------
Global Utilities . . . . . . . . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
Nationwide Leaders . . . . . . . . .  GMF      n/a
---------------------------------------------------------------------------
U.S. Growth Leaders. . . . . . . . .  GMF      n/a
---------------------------------------------------------------------------
Worldwide Leaders. . . . . . . . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
Emerging Markets . . . . . . . . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
International Growth . . . . . . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
International Small Cap Growth . . .  GGAMT    Gartmore Global Partners (a)
---------------------------------------------------------------------------
High Yield Bond. . . . . . . . . . .  GMF      n/a
---------------------------------------------------------------------------
Millennium Growth. . . . . . . . . .  GMF      n/a
---------------------------------------------------------------------------
Value Opportunities. . . . . . . . .  GMF      NorthPointe Capital, LLC (a)
---------------------------------------------------------------------------
Micro Cap Equity . . . . . . . . . .  GMF      n/a
---------------------------------------------------------------------------

(a)  Affiliate  of  GMF  and  GGAMT.

--------------------------------------------------------------------------------
92 SEMIANNUAL REPORT 2003

Under the terms of the Investment Advisory Agreements, each Fund pays their respective adviser an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GGAMT, GMF and the subadvisers, where applicable, is as follows for the six months ended April 30, 2003:


                                                                 TOTAL     FEES       PAID TO
FUND                                         FEE SCHEDULE         FEES   RETAINED   SUBADVISER
-----------------------------------------------------------------------------------------------
Global Financial Services . . . . . .  All Assets                 1.00%      0.50%        0.50%
-----------------------------------------------------------------------------------------------
Global Health Sciences. . . . . . . .  All Assets                 1.00%      1.00%           -
-----------------------------------------------------------------------------------------------
Global Technology and Communications.  All Assets                 0.98%      0.98%           -
-----------------------------------------------------------------------------------------------
Global Utilities. . . . . . . . . . .  All Assets                 0.80%      0.40%        0.40%
-----------------------------------------------------------------------------------------------
Nationwide Leaders. . . . . . . . . .  Up to $500 million         0.90%      0.90%           -
                                       On the next $1.5 billion   0.80%      0.80%           -
                                       On $2 billion and more     0.75%      0.75%           -
-----------------------------------------------------------------------------------------------
U.S. Growth Leaders(a). . . . . . . .  Up to $500 million         0.90%      0.90%           -
                                       On the next $1.5 billion   0.80%      0.80%           -
                                       On $2 billion and more     0.75%      0.75%           -
-----------------------------------------------------------------------------------------------
Worldwide Leaders . . . . . . . . . .  All Assets                 1.00%      0.50%        0.50%
-----------------------------------------------------------------------------------------------
Emerging Markets. . . . . . . . . . .  All Assets                 1.15%     0.575%       0.575%
-----------------------------------------------------------------------------------------------
International Growth. . . . . . . . .  All Assets                 1.00%      0.50%        0.50%
-----------------------------------------------------------------------------------------------
International Small Cap Growth. . . .  All Assets                 1.10%      0.55%        0.55%
-----------------------------------------------------------------------------------------------
High Yield Bond . . . . . . . . . . .  Up to $250 million         0.55%      0.55%           -
                                       On the next $750 million  0.525%     0.525%           -
                                       On the next $1 billion     0.50%      0.50%           -
                                       On the next $3 billion    0.475%     0.475%           -
                                       On $5 billion and more     0.45%      0.45%           -
-----------------------------------------------------------------------------------------------
Millennium Growth . . . . . . . . . .  Up to $250 million         1.03%      1.03%           -
                                       On the next $750 million   1.00%      1.00%           -
                                       On the next $1 billion     0.97%      0.97%           -
                                       On the next $3 billion     0.94%      0.94%           -
                                       On $5 billion and more     0.91%      0.91%           -
-----------------------------------------------------------------------------------------------
Value Opportunities . . . . . . . . .  Up to $250 million         0.70%         -         0.70%
                                       On the next $750 million  0.675%         -        0.675%
                                       On the next $1 billion     0.65%         -         0.65%
                                       On the next $3 billion    0.625%         -        0.625%
                                       On $5 billion and more     0.60%         -         0.60%
-----------------------------------------------------------------------------------------------
Micro Cap Equity. . . . . . . . . . .  All Assets                 1.25%      1.25%           -
-----------------------------------------------------------------------------------------------

(a) The U.S. Growth Leaders Fund pays GMF a base management fee (as shown above) which may be adjusted upward or downward each quarter depending on the Fund's performance relative to its benchmark, the S&P 500 Index. Thus, if the Fund outperforms its benchmark by 12% or more over a 36 month period, the Fund will pay higher management fees. Conversely, if the Fund underperforms its benchmark by 12% or more over a 36 month period, the Fund will pay lower management fees. No adjustment will take place if the under or overperformance is less than 12% and GMF will receive the applicable base fee. The adjustment described above will be phased in over a 24 month period beginning after the first year of operations. The base fee is either increased or decreased by the following amounts at each breakpoint:

                              FEE
FEE SCHEDULE              ADJUSTMENT
-------------------------------------
Up to $500 million . . .    +/- 0.22%
-------------------------------------
On the next $1.5 billion    +/- 0.18%
-------------------------------------
On $2 billion and more .    +/- 0.16%
-------------------------------------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 93

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

Effective July 1, 2002, GMF or GGAMT, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below until at least February 29, 2004:

FUND                                  EXPENSE CAPS  AMOUNT
-----------------------------------------------------------
Global Financial Services. . . . . .  All Classes     1.40%
-----------------------------------------------------------
Global Health Sciences . . . . . . .  All Classes     1.25%
-----------------------------------------------------------
Global Technology and Communications  All Classes     1.40%
-----------------------------------------------------------
Global Utilities . . . . . . . . . .  All Classes     1.20%
-----------------------------------------------------------
Nationwide Leaders . . . . . . . . .  All Classes     1.20%
-----------------------------------------------------------
U.S. Growth Leaders. . . . . . . . .  All Classes     1.30%
-----------------------------------------------------------
Worldwide Leaders. . . . . . . . . .  All Classes     1.40%
-----------------------------------------------------------
Emerging Markets . . . . . . . . . .  All Classes     1.55%
-----------------------------------------------------------
International Growth . . . . . . . .  All Classes     1.40%
-----------------------------------------------------------
International Small Cap Growth . . .  All Classes     1.37%
-----------------------------------------------------------
High Yield Bond. . . . . . . . . . .  All Classes     0.70%
-----------------------------------------------------------
Millennium Growth. . . . . . . . . .  All Classes     1.20%
-----------------------------------------------------------
Value Opportunities. . . . . . . . .  All Classes     1.00%
-----------------------------------------------------------
Micro Cap Equity . . . . . . . . . .  All Classes     1.55%
-----------------------------------------------------------

Prior to July 1, 2002, GMF or GGAMT, where applicable, and the Funds had entered into Expense Limitation Agreements limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:


-------------------------------------------------------------------------------------------------------------
                                                       EXPENSE CAPS
-------------------------------------------------------------------------------------------------------------
                                                                                INSTITUTIONAL   INSTITUTIONAL
                                   CLASS A   CLASS B      CLASS C     CLASS D   SERVICE CLASS       CLASS
FUND                                SHARES    SHARES      SHARES       SHARES       SHARES          SHARES
-------------------------------------------------------------------------------------------------------------
Global Financial Services . . . .     1.70%     2.30%          2.30%       n/a          1.40%             n/a
-------------------------------------------------------------------------------------------------------------
Global Health Sciences(a) . . . .     1.75%     2.35%          2.35%       n/a          1.25%             n/a
-------------------------------------------------------------------------------------------------------------
Global Technology and . . . . . .     1.73%     2.33%          2.33%       n/a          1.40%             n/a
  Communications(a)
-------------------------------------------------------------------------------------------------------------
Global Utilities. . . . . . . . .     1.50%     2.10%          2.10%       n/a          1.20%             n/a
-------------------------------------------------------------------------------------------------------------
Nationwide Leaders. . . . . . . .     1.20%     1.20%          1.20%       n/a          1.20%             n/a
-------------------------------------------------------------------------------------------------------------
U.S. Growth Leaders(a). . . . . .     1.60%     2.20%          2.20%       n/a          1.30%             n/a
-------------------------------------------------------------------------------------------------------------
Worldwide Leaders(a). . . . . . .     1.75%     2.35%          2.35%       n/a          1.42%             n/a
-------------------------------------------------------------------------------------------------------------
Emerging Markets(a) . . . . . . .     2.15%     2.75%          2.75%       n/a          1.82%             n/a
-------------------------------------------------------------------------------------------------------------
International Growth(a) . . . . .     1.85%     2.45%          2.45%       n/a          1.52%             n/a
-------------------------------------------------------------------------------------------------------------
International Small Cap Growth(a)     1.85%     2.45%          2.45%       n/a          1.52%           1.37%
-------------------------------------------------------------------------------------------------------------
High Yield Bond(a). . . . . . . .     0.95%     1.70%          1.70%       n/a          0.70%             n/a
-------------------------------------------------------------------------------------------------------------
Millennium Growth(a). . . . . . .     1.63%     2.23%          2.23%     1.30%            n/a             n/a
-------------------------------------------------------------------------------------------------------------
Value Opportunities(a). . . . . .     1.35%     1.95%          1.95%       n/a          1.00%             n/a
-------------------------------------------------------------------------------------------------------------

(a) Prior to March 1, 2002, these expense limitations included Rule 12b-1 and administrative services fees.

--------------------------------------------------------------------------------
94 SEMIANNUAL REPORT 2003

GMF or GGAMT may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed by them pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commence ment of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted. As of the six months ended April 30, 2003, the cumulative potential reimbursements were as follows:

FUND                                   AMOUNT        EXPIRES
-----------------------------------------------------------------
Global Financial Services. . . . . .  $ 79,242  December 18, 2006
-----------------------------------------------------------------
Global Health Sciences . . . . . . .   170,717  December 29, 2005
-----------------------------------------------------------------
Global Technology and Communications   379,766  June 30, 2005
-----------------------------------------------------------------
Global Utilities . . . . . . . . . .    81,172  December 18, 2006
-----------------------------------------------------------------
Nationwide Leaders . . . . . . . . .    92,761  December 28, 2006
-----------------------------------------------------------------
U.S. Growth Leaders. . . . . . . . .   314,954  June 30, 2005
-----------------------------------------------------------------
Worldwide Leaders. . . . . . . . . .   244,954  August 30, 2005
-----------------------------------------------------------------
Emerging Markets . . . . . . . . . .   227,547  August 30, 2005
-----------------------------------------------------------------
International Growth . . . . . . . .   247,667  August 30, 2005
-----------------------------------------------------------------
International Small Cap Growth . . .   265,491  December 21, 2005
-----------------------------------------------------------------
High Yield Bond. . . . . . . . . . .   290,764  December 29, 2004
-----------------------------------------------------------------
Millennium Growth. . . . . . . . . .    55,998  February 29, 2004
-----------------------------------------------------------------
Value Opportunities. . . . . . . . .   380,740  December 29, 2004
-----------------------------------------------------------------
Micro Cap Equity . . . . . . . . . .    52,804  June 27, 2007
-----------------------------------------------------------------

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A, Class B and Class C shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI") served as the Funds' Distributor. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares.

Pursuant to an Underwriting Agreement, GDSI (NSI prior to October 1, 2002) serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A, Class C and Class D shares. Such fees are deducted from and are not included in proceeds from sales of Class A, Class C and Class D shares. From such fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A, Class C and Class D shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges ("CDSCs") ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within one year of purchase. For the six months ended April 30, 2003, GDSI received commissions of $59,181 from front-end sales charges of Class A, Class C and Class D shares and from CDSC fees from Class B and Class C shares of the Funds, of which $28,857 was reallowed to affiliated broker-dealers of the Funds.

The  Funds  (except  for the High Yield Bond Fund) assess a 2.00% (1.50% for the
Millennium Growth, Value Opportunities and Micro Cap Equity Funds) redemption fee on all classes of shares that are purchased and are sold or exchanged within 90 days of purchase (within 30 days for the Nationwide Leaders and U.S. Growth Leaders Funds). The redemption fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 95

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains. For the six months ended April 30, 2003 the International Small Cap Growth had contributions to capital in the amount of $8,558 due to collection fees. Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. Effective December 1, 2001, the fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . . .  0.25%
---------------------------------------------
1 billion and more up to $3 billion .   0.18%
---------------------------------------------
3 billion and more up to $4 billion .   0.14%
---------------------------------------------
4 billion and more up to $5 billion .   0.07%
---------------------------------------------
5 billion and more up to $10 billion.   0.04%
---------------------------------------------
10 billion and more up to $12 billion   0.02%
---------------------------------------------
12 billion or more. . . . . . . . . .   0.01%
---------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds ("Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

Prior to December 1, 2001, the fees for the Fund Administration Agreement were calculated for each Fund based on the fee schedule below:

FUND ADMINISTRATION FEE SCHEDULE*
----------------------------------------
Up to $250 million. . . . . . . .  0.07%
----------------------------------------
On the next $750 million. . . . .  0.05%
----------------------------------------
On $1 billion and more. . . . . .  0.04%
----------------------------------------

* The Fund Administration fee for all Funds except Millennium Growth was subject to a minimum of $75,000 per Fund per year.

Prior to December 1, 2001, GISI received fees at $20 per account for Class A, Class B, Class C and Class D shares and 0.01% of the average daily net assets of the Institutional Class and Institutional Service Class shares of each of the applicable Funds.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class D and Institutional
Service  Class  of  shares  of  each  of  the  applicable  Funds.

--------------------------------------------------------------------------------
96 SEMIANNUAL REPORT 2003

As of April 30, 2003, the advisers or affiliates of the advisers directly held the percentage indicated of the shares outstanding of the applicable Fund:

FUND                                   % OF SHARES OUTSTANDING OWNED
--------------------------------------------------------------------
Global Financial Services. . . . . .                             99%
--------------------------------------------------------------------
Global Health Sciences . . . . . . .                             43%
--------------------------------------------------------------------
Global Technology and Communications                             39%
--------------------------------------------------------------------
Global Utilities . . . . . . . . . .                            100%
--------------------------------------------------------------------
Nationwide Leaders . . . . . . . . .                             39%
--------------------------------------------------------------------
U.S. Growth Leaders. . . . . . . . .                             27%
--------------------------------------------------------------------
Worldwide Leaders. . . . . . . . . .                             62%
--------------------------------------------------------------------
Emerging Markets . . . . . . . . . .                             64%
--------------------------------------------------------------------
International Growth . . . . . . . .                             93%
--------------------------------------------------------------------
International Small Cap Growth . . .                             68%
--------------------------------------------------------------------
High Yield Bond. . . . . . . . . . .                             92%
--------------------------------------------------------------------
Micro Cap Equity . . . . . . . . . .                             84%
--------------------------------------------------------------------

As a result of certain trading errors that occurred in April of 2003, the Global Technology and Communications Fund was reimbursed $29,920 by GMF to offset losses realized on the disposal of investments.

4.  BANK  LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensation balances were required under the terms of the line of credit. For the period from April 7, 2003 to April 30, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of April 30, 2003.

5.  INVESTMENT  TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2003, are summarized as follows:

FUND                                   PURCHASES      SALES
--------------------------------------------------------------
Global Financial Services. . . . . .  $ 2,454,428  $ 2,524,352
--------------------------------------------------------------
Global Health Sciences . . . . . . .   11,820,838   10,931,410
--------------------------------------------------------------
Global Technology and Communications   16,629,534   16,323,727
--------------------------------------------------------------
Global Utilities . . . . . . . . . .    1,054,662    1,060,511
--------------------------------------------------------------
Nationwide Leaders . . . . . . . . .    1,261,560    1,012,923
--------------------------------------------------------------
U.S. Growth Leaders. . . . . . . . .   15,155,851   13,968,054
--------------------------------------------------------------
Worldwide Leaders. . . . . . . . . .    7,222,848    6,832,794
--------------------------------------------------------------
Emerging Markets . . . . . . . . . .    4,040,310    3,549,561
--------------------------------------------------------------
International Growth . . . . . . . .    6,581,289    6,804,364
--------------------------------------------------------------
International Small Cap Growth . . .    2,630,021    1,834,799
--------------------------------------------------------------
High Yield Bond. . . . . . . . . . .   57,217,429   49,551,946
--------------------------------------------------------------
Millennium Growth. . . . . . . . . .   31,897,168   34,769,543
--------------------------------------------------------------
Value Opportunities. . . . . . . . .    9,368,422    8,795,110
--------------------------------------------------------------
Micro Cap Equity . . . . . . . . . .    2,241,601    2,171,503
--------------------------------------------------------------

6.  PORTFOLIO  INVESTMENT  RISKS

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 97

SUPPLEMENTAL  INFORMATION  (Unaudited)
April  30,  2003

SHAREHOLDER  MEETING

On December 16, 2002, a Special Meeting of the shareholders of the Gartmore Global Technology and Communications Fund (the "Fund") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

ISSUE  1:

To amend the Fund's fundamental policy regarding industry concentration to permit the Fund to concentrate its investments in issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

For      Against  Abstain
-------------------------
690,889    3,215    1,038
-------------------------

ISSUE  2:

To amend the Fund's fundamental policy, regarding diversification to change the Fund from a "diversified" to a "non-diversified" fund.

For      Against  Abstain
-------------------------
686,953    6,470    1,719
-------------------------

--------------------------------------------------------------------------------
98 SEMIANNUAL REPORT 2003

MANAGEMENT  INFORMATION  (Unaudited)

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2003


                                        TERM OF                                              NUMBER OF
                                         OFFICE                                              PORTFOLIOS
NAME,                    POSITION(S)  WITH TRUST -                 PRINCIPAL                  IN FUND        OTHER
ADDRESS,                    HELD       LENGTH OF                 OCCUPATION(S)                COMPLEX    DIRECTORSHIPS
AND                         WITH          TIME                    DURING PAST                 OVERSEEN      HELD BY
AGE                         FUND        SERVED1                     5 YEARS                  BY TRUSTEE    TRUSTEE2
----------------------------------------------------------------------------------------------------------------------
Charles E. Allen. . . .  Trustee      Since         Mr. Allen is Chairman, Chief                     82  None
                                      July          Executive Officer and President
8162 E. Jefferson Ave.,               2000          of Graimark Realty Advisors, Inc.
#15B                                                (real estate development,
Detroit, MI 48214                                   investment and asset management).

Age 55

----------------------------------------------------------------------------------------------------------------------
Paula H.J.. . . . . . .  Trustee      Since         Ms. Cholmondeley is Vice                         82  None
Cholmondeley                          July          President and General Manager
                                      2000          of Special Productsat Sappi Fine
c/o Sappi Fine Paper                                Paper North America. Prior
225 Franklin Street                                 to 1998, she held various positions
Boston, MA 02110                                    with Owens Corning, including
                                                    Vice President and General Manager
Age 55                                              of the Residential Insulation Division
                                                    (1997 to 1998)

----------------------------------------------------------------------------------------------------------------------
C. Brent DeVore . . . .  Trustee      Since         Dr. DeVore is President of                       82  None
                                      May           Otterbein College.
111 N. West Street                    1998
Westerville, OH 43081

Age 62

----------------------------------------------------------------------------------------------------------------------
Robert M. Duncan. . . .  Trustee      Since         Since 1999, Mr. Duncan has                       82  None
                                      April         worked as an arbitration and
1397 Haddon Road                      1987          mediation consultant.
Columbus, OH 43209                                  From 1996 to 1999, he was
                                                    Commissioner of the Ohio
Age 76                                              Elections Commission.

----------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar . .  Trustee      Since         Retired; Ms. Hennigar is the                     82  None
                                      July          former Chairman of Oppenheimer
6363 So. Sicily Way                   2000          Funds Services and Shareholder
Aurora, CO 80016                                    Services Inc. Ms. Hennigar held
                                                    this position from October 1999
Age 67                                              to June, 2000. Prior to that,
                                                    she served as President and Chief
                                                    Executive Officer of Oppenheimer
                                                    Funds Services.

----------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV. . .  Trustee      Since         Dr. Kerr is President Emeritus of                82  None
                                      October       Kendall College.
4890 Smoketalk Lane                   1971
Westerville, OH 43081

Age 69

----------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler. . .  Trustee      Since         Mr. Kridler is the President and                 82  None
                                      September     Chief Executive Officer of the
2355 Brixton Road                     1997          Columbus Foundation (a foundation
Columbus, OH 43221                                  which Manages over 1,000 individual
                                                    endowment funds). Prior to
Age 47                                              January 31, 2002, Mr. Kridler was
                                                    the President of the Columbus
                                                    Association for the Performing
                                                    Arts and Chairman of the Greater
                                                    Columbus Convention and Visitors
                                                    Bureau.

----------------------------------------------------------------------------------------------------------------------
Mark L. Lipson. . . . .  Trustee      Since         Since July 2000, Mr. Lipson is the               82  None
                                      March         Chairman of LGVI, LLC (a private
1620 26th Street                      2003          equity firm that develops technology
Suite 300                                           based solutions for the investment
Santa Monica, CA 90272                              advisory/asset management
                                                    industry). Prior to this, Mr. Lipson
Age 53                                              was the former Chairman & CEO
                                                    of Northstar Holdings, Inc. from
                                                    November 1993 to December
                                                    1999, a former Trustee of the
                                                    Northstar Funds from November
                                                    1993 to July 2000 and a SVP
                                                    of Reliastar Financial Corporation
                                                    from November 1993 to
                                                    December 1999
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 99

MANAGEMENT  INFORMATION  (Unaudited)

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2003 (CONTINUED)


NAME,                  POSITION(S)  TERM OF OFFICE              PRINCIPAL                    NUMBER OF           OTHER
ADDRESS,                  HELD       WITH TRUST -             OCCUPATION(S)                 PORTFOLIOS       DIRECTORSHIPS
AND                       WITH        LENGTH OF                DURING PAST                IN FUND COMPLEX       HELD BY
AGE                       FUND       TIME SERVED1                5 YEARS                OVERSEEN BY TRUSTEE    TRUSTEE2
--------------------------------------------------------------------------------------------------------------------------

David C. Wetmore. . .  Trustee      Since           Mr. Wetmore is the Managing                        82(3) None
                                    May             Director of Updata Capital, Inc.,
26 Turnbridge Drive                 1995            a venture capital firm.
Long Cove Plantation
Hilton Head, SC 29928

Age 54
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2003


                                   TERM OF                                               NUMBER OF
                                    OFFICE                    PRINCIPAL                  PORTFOLIOS      OTHER
NAME,               POSITION(S)  WITH TRUST -               OCCUPATION(S)                 IN FUND    DIRECTORSHIPS
ADDRESS,               HELD         LENGTH                   DURING PAST                  COMPLEX        HELD
AND                    WITH        OF TIME                     5 YEARS                    OVERSEEN        BY
AGE                    FUND        SERVED1                                               BY TRUSTEE    TRUSTEE2
------------------------------------------------------------------------------------------------------------------
Paul J. Hondros. .  Trustee      Since         Mr. Hondros is President and Chief              82(3) None
                    and          July          Executive Officer of Gartmore
Gartmore Global. .  Chairman     2000          Distribution Services, Inc. ("GDSI")*,
Investments, Inc.                              Gartmore Investors Services, Inc.*,
                                               Gartmore Morley Capital
1200 River Road,                               Management, Inc.*, Gartmore Morley
Conshohocken, PA                               Financial  Services, Inc.,* NorthPointe
19428                                          Capital, LLC*, GGAMT*, GGI*, GMF*,
                                               and GSA* and a Director of
Age 54                                         Nationwide Securities, Inc.* as well
                                               as several entities within Nationwide
                                               Financial Services, Inc.* Prior to
                                               that, Mr. Hondros served as
                                               President and Chief Operations
                                               Officer of Pilgrim Baxter and
                                               Associates, Ltd., an investment
                                               management firm, and its affiliated
                                               investment management arm,
                                               Pilgrim Baxter Value Investors, Inc.
                                               and as Executive Vice President to
                                               the PBHG Funds, PBHG Insurance
                                               Series Funds and PBHG Adviser
                                               Funds.

------------------------------------------------------------------------------------------------------------------
Arden L. Shisler .  Trustee      Since         Mr. Shisler is President and Chief                82  None
                                 February      Executive Officer of K&B Transport,
1356 North Wenger                2000          Inc.,  a trucking firm, Chairman of
Rd.                                            The Board for Nationwide Mutual
Dalton, OH 44618                               Insurance Company* and a
                                               Director of Nationwide
Age 61                                         Financial Services, Inc.*

------------------------------------------------------------------------------------------------------------------
Gerald J. Holland.  Treasurer    Since         Mr. Holland is Senior Vice                        82  None
                                 March         President - Chief Administrative
Gartmore Global                  2001          Officer for GGI*, GMF*, GSA* and
Investments, Inc.                              GDSI.* From July2000 to March
                                               2002 he was Senior Vice President
1200 River Road,                               - Operations for GGI, GMF and
Conshohocken, PA                               GSA. Prior to July 2000, he
19428                                          was Vice President for First Data
                                               Investor Services, an investment
Age 51                                         company service provider.

------------------------------------------------------------------------------------------------------------------
Eric E. Miller . .  Secretary    Since         Mr. Miller is Senior Vice President,              82  None
                                 December      Chief Counsel for GGI*, GMF*, and
Gartmore Global                  2002  GSA*.   Prior to August 2002, he was
Investments, Inc.                              a Partner with Stradley Ronon
                                               Stevens & Young, LLP.
1200 River Road
Conshohocken, PA
19428

Age 49
------------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").
* This position is held with an affiliated person or principal underwriter of the Funds.

--------------------------------------------------------------------------------
100 SEMIANNUAL REPORT 2003

Asset allocation is widely regarded as the key strategy for investment success. That's because diversifying your investments among various asset classes helps to mitigate risk potential and can increase the return potential of your overall portfolio. In fact, studies have shown that more than 90% of the variability of returns associated with an overall portfolio across time is driven by the power of asset allocation.* At Gartmore Funds, we offer you a full menu of specialized funds and solid core funds that can serve as the building blocks you need for diversified asset allocation strategies and powerful performance potential.

[GRAPHIC  OMITTED]

The above chart is not intended to indicate the future risk or return levels for these fund categories.

SECTOR  SERIES
Gartmore  Global Financial Services Fund
Gartmore Global Health Sciences Fund1,2
Gartmore  Global Technology and Communications Fund1,2
Gartmore  Global  Utilities  Fund1,2

LEADERSHIP  SERIES
Gartmore  Nationwide  Leaders  Fund1
Gartmore U.S. Growth Leaders Fund1
Gartmore  Worldwide  Leaders  Fund1,2

INTERNATIONAL  SERIES
Gartmore  Emerging  Markets  Fund2
Gartmore International Growth Fund2
Gartmore  International  Small  Cap  Growth  Fund2,3

CONCEPT  SERIES
Gartmore  High  Yield  Bond  Fund4
Gartmore  Micro  Cap  Equity  Fund3
Gartmore Millennium  Growth  Fund
Gartmore  Value  Opportunities  Fund3

CORE  EQUITY  SERIES
Gartmore  Growth  Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund
Gartmore Total Return Fund

CORE  ASSET  ALLOCATION  SERIES
Gartmore  Investor  Destinations  Aggressive  Fund
Gartmore  Investor  Destinations  Moderately  Aggressive Fund
Gartmore Investor Destinations  Moderate  Fund
Gartmore  Investor  Destinations  Moderately Conservative  Fund
Gartmore  Investor  Destinations  Conservative  Fund

CORE  FIXED  INCOME  SERIES
Gartmore  Bond  Fund
Gartmore  Government  Bond  Fund5
Gartmore  Money  Market Fund6
Gartmore  Morley  Enhanced  Income  Fund
Gartmore  Tax-Free  Income  Fund7

1. Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.
2. International investing involves additional risks, including currency fluctuations, political instability and foreign regulations, all of which are magnified in emerging markets.
3. Small-cap stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.
4. High-yield funds are typically subject to greater risk and price volatility than funds that invest in higher-rated debt securities.
5. While the fund invests primarily in securities of the U.S. government and its agencies, the fund's value is not guaranteed by these entities.
6. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the money market fund.
7. For some investors, income from the fund may be subject to state and local taxes, and the Federal Alternative Minimum Tax.
* Sources: Ibbotson and Kaplan, "Does Asset Allocation Policy Explain 40, 90, or 100 Percent of Performance?", Financial Analysts Journal (January/February 2000); Brinson Hood Beebower Study (1991).

[Logo]

1200  River  Road,  Suite  1000
Conshohocken,  PA  19428
888-223-2116

WWW.GARTMOREFUNDS.COM

Gartmore  Funds  Shareholder  Services:
800-848-0920
GG-0093  6/03



--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its  audit  committee.

          (2)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be  an  "interested  person"  of  the  investment company as defined in Section 2(a)(19) of the 1940 Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

--------------------------------------------------------------------------------

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

--------------------------------------------------------------------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (15 U.S.C. 80a-2(a)(3)), and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

     THIS DISCLOSURE IS NOT APPLICABLE TO THE REGISTRANT, WHICH IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

               THE CERTIFYING OFFICERS, WHOSE CERTIFICATIONS ARE INCLUDED HEREWITH, HAVE EVALUATED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WITHIN NINETY (90) DAYS OF THE FILING DATE OF THIS REPORT. THIS EVALUATION BY THE CERTIFYING OFFICERS: (A) DID NOT IDENTIFY ANY INSTANCES WHERE THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WERE DEEMED TO BE INADEQUATELY DESIGNED; AND (B) INDICATED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE OPERATING EFFECTIVELY TO ENSURE THAT:

                    i. MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING THE REGISTRANT'S CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THESE ENTITIES BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND

                    ii. INFORMATION THAT IS REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT THE REGISTRANT FILES OR SUBMITS UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED (THE "1934 ACT"), IS RECORDED, PROCESSED, SUMMARIZED, AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

               THERE ARE NO SIGNIFICANT DEFICIENCIES OR MATERIAL WEAKNESSES IN THE REGISTRANT'S INTERNAL CONTROLS AS OF THE DATE OF THE MOST RECENT EVALUATION OF THESE INTERNAL CONTROLS, AND THERE HAVE BEEN NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR MOST RECENT EVALUATION.

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ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Exhibit A: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (b) Exhibit B: A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

               SEE ATTACHED SEPARATE CERTIFICATION FOR EACH OF THE PRINCIPAL EXECUTIVE OFFICER AND THE PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Registrant:  GARTMORE  MUTUAL  FUNDS

     By:            /s/     GERALD J. HOLLAND
                    Name:   Gerald  J.  Holland
                    Title:  Treasurer

                    Date:   7/2/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:            /s/     PAUL J. HONDROS
                    Name:   Paul  J.  Hondros
                    Title:  President  &  Chairman  of  the  Board

                    Date:   7/2/03

     By:            /s/     GERALD J. HOLLAND
                    Name:   Gerald  J.  Holland
                    Title:  Treasurer

                    Date:   7/2/03

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